Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 98.49%	Shares Held	Value
Apparel — 3.77%
LVMH Moet Hennessy Louis Vuitton SE	31,052	$11,590,976
NIKE Inc, Class B	136,373	11,283,502
		$22,874,478

Auto Manufacturers — 2.13%
PACCAR Inc	211,390	12,922,271
Auto Parts & Equipment — 2.88%
Autoliv Inc	118,546	5,454,301
Bridgestone Corp	227,000	7,015,308
Magna International Inc	157,530	5,027,125
		$17,496,734

Banks — 6.25%
Banco Bilbao Vizcaya Argentaria SA	1,466,752	4,716,346
First Republic Bank	75,000	6,171,000
JPMorgan Chase & Co	185,530	16,703,266
PacWest Bancorp	580,590	10,404,173
		$37,994,785

Beverages — 5.01%
Ambev SA ADR	3,888,661	8,943,921
Coca-Cola Co/The	269,688	11,933,694
Diageo PLC	296,860	9,537,198
		$30,414,813

Biotechnology — 1.83%
CSL Ltd	60,946	11,121,905
Chemicals — 3.16%
Givaudan SA	2,601	8,093,501
Kansai Paint Co Ltd	400,000	7,655,894
Petronas Chemicals Group Bhd	2,944,900	3,442,534
		$19,191,929

Commercial Services — 2.60%
Experian PLC	297,769	8,325,525
Ritchie Bros Auctioneers Inc	217,664	7,439,755
		$15,765,280

Computers — 3.76%
Apple Inc	89,779	22,829,902
Construction Materials — 1.19%
James Hardie Industries PLC	637,025	7,256,767
Diversified Financial Services — 2.96%
Deutsche Boerse AG	85,674	11,811,226
Discover Financial Services	172,672	6,159,210
		$17,970,436

Electric — 3.50%
CLP Holdings Ltd	805,000	7,424,140
NextEra Energy Inc	57,561	13,850,328
		$21,274,468

Electrical Components & Equipment — 1.04%
Energizer Holdings Inc	209,483	6,336,861
Electronics — 2.33%
nVent Electric PLC	409,673	6,911,183
TE Connectivity Ltd	115,408	7,268,396
		$14,179,579

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Food — 2.51%
BIM Birlesik Magazalar AS	1,249,342	$9,474,086
Danone SA	89,581	5,793,564
		$15,267,650

Gas — 1.10%
Rubis SCA	159,152	6,680,620
Healthcare — Products — 4.25%
Coloplast A/S, Class B	90,252	13,154,278
Medtronic PLC	140,241	12,646,933
		$25,801,211

Healthcare — Services — 1.69%
HCA Healthcare Inc	114,204	10,261,229
Household Products/Wares — 1.00%
Avery Dennison Corp	59,447	6,055,866
Insurance — 3.75%
Beazley PLC	995,478	4,829,704
Chubb Ltd	90,637	10,123,247
Swiss Re AG	100,748	7,804,437
		$22,757,388

Internet — 1.32%
Rightmove PLC	1,325,713	8,025,862
Machinery — Diversified — 0.56%
Kone OYJ, Class B	60,012	3,416,583
Media — 2.51%
Walt Disney Co/The	157,764	15,240,002
Multi-National — 0.94%
Banco Latinoamericano de Comercio Exterior SA, Class E	554,650	5,718,442
Oil & Gas — 3.77%
Chevron Corp	128,629	9,320,457
Marathon Petroleum Corp	225,253	5,320,476
Royal Dutch Shell PLC, Class B	489,671	8,270,582
		$22,911,515

Packaging & Containers — 1.17%
Packaging Corp of America	81,708	7,094,706
Pharmaceuticals — 5.11%
Novo Nordisk A/S, Class B	110,402	6,673,114
Pfizer Inc	369,101	12,047,457
Roche Holding AG	37,763	12,321,527
		$31,042,098

Real Estate — 0.92%
Daito Trust Construction Co Ltd	59,800	5,597,647
REITs — 3.08%
Keppel DC REIT	7,402,300	11,926,173
Terreno Realty Corp	130,793	6,768,538
		$18,694,711

Semiconductors — 5.61%
Lam Research Corp	26,009	6,242,160
Microchip Technology Inc (a)	70,815	4,801,257
Taiwan Semiconductor Manufacturing Co Ltd ADR	482,355	23,051,745
		$34,095,162

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Software — 6.93%
Broadridge Financial Solutions Inc	67,534	$6,404,249
Microsoft Corp	152,522	24,054,245
SAP SE	102,376	11,607,192
		$42,065,686

Telecommunications — 3.59%
BCE Inc	297,628	12,209,241
Telenor ASA	655,170	9,572,529
		$21,781,770

Toys, Games & Hobbies — 3.19%
Hasbro Inc	271,032	19,392,340
Transportation — 3.08%
Expeditors International of Washington Inc	92,799	6,191,549
Union Pacific Corp	88,796	12,523,788
		$18,715,337
TOTAL COMMON STOCKS		$598,246,033
INVESTMENT COMPANIES — 1.84%	Shares Held	Value
Money Market Funds — 1.84%
Principal Government Money Market Fund 0.53% (b),(c),(d)	3,744,326	$3,744,326
State Street Institutional U.S. Government Money Market Fund 0.32% (d)	7,453,371	7,453,371
TOTAL INVESTMENT COMPANIES		$11,197,697
Total Investments		$609,443,730
Other Assets and Liabilities — (0.33)%		(1,994,879)
TOTAL NET ASSETS — 100.00%		$607,448,851

(a) Security or a portion of the security was on loan at the end of the period.
(b)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $3,744,326 or 0.62% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(d) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Location			Percent
United States			46.34%
Switzerland			7.51%
United Kingdom			4.82%
Ireland			4.65%
Canada			4.06%
France			3.96%
Germany			3.86%
Taiwan			3.80%
Japan			3.34%
Denmark			3.26%
Singapore			1.96%
Australia			1.83%
Norway			1.58%
Turkey			1.56%
Brazil			1.47%
Netherlands			1.36%
Hong Kong			1.22%
Panama			0.94%
Sweden			0.90%
Spain			0.78%
Malaysia			0.57%
Finland			0.56%
Other Assets and Liabilities			(0.33)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$108,397,738	$104,653,412	$3,744,326
	$—		$108,397,738	$104,653,412	$3,744,326

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 19.65%	Shares Held	Value
Advertising — 0.20%
Interpublic Group of Cos Inc/The	29,883	$483,806
Aerospace & Defense — 0.26%
Boeing Co/The	4,196	625,791
Apparel — 0.29%
VF Corp	13,270	717,642
Auto Manufacturers — 0.29%
PACCAR Inc	11,504	703,240
Auto Parts & Equipment — 0.31%
Magna International Inc	23,828	760,590
Banks — 2.66%
Bank of Hawaii Corp	6,537	361,104
Columbia Banking System Inc	26,335	705,778
Cullen / Frost Bankers Inc (a)	9,441	526,713
East West Bancorp Inc	31,010	798,198
JPMorgan Chase & Co	14,575	1,312,187
PacWest Bancorp	38,475	689,472
Truist Financial Corp	18,413	567,857
US Bancorp	24,265	835,929
Washington Trust Bancorp Inc	18,337	670,401
		$6,467,639

Chemicals — 0.38%
Air Products & Chemicals Inc	4,647	927,588
Computers — 0.48%
Apple Inc	4,567	1,161,342
Diversified Financial Services — 0.88%
BlackRock Inc	2,458	1,081,446
KKR & Co Inc, Class A	45,683	1,072,180
		$2,153,626

Electric — 1.60%
ALLETE Inc	14,108	856,074
Eversource Energy	12,778	999,367
WEC Energy Group Inc	11,603	1,022,572
Xcel Energy Inc	16,845	1,015,754
		$3,893,767

Electronics — 0.31%
Honeywell International Inc	5,730	766,617
Food — 0.83%
Hormel Foods Corp	25,013	1,166,606
Tyson Foods Inc, Class A	14,697	850,516
		$2,017,122

Hand/Machine Tools — 0.30%
Lincoln Electric Holdings Inc	6,497	448,293
Snap-on Inc	2,618	284,891
		$733,184

Healthcare — Products — 1.02%
Abbott Laboratories	15,259	1,204,088
Medtronic PLC	14,112	1,272,620
		$2,476,708

Healthcare — Services — 0.30%
HCA Healthcare Inc	8,162	733,356

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Home Builders — 0.28%
LCI Industries	10,063	$672,510
Insurance — 0.49%
Chubb Ltd	6,054	676,171
Fidelity National Financial Inc	20,926	520,639
		$1,196,810

Leisure Time — 0.25%
Acushnet Holdings Corp	23,882	614,245
Machinery — Diversified — 0.65%
Deere & Co	6,509	899,283
Nordson Corp	5,009	676,566
		$1,575,849

Media — 0.69%
Comcast Corp, Class A	23,084	793,628
Walt Disney Co/The	9,275	895,965
		$1,689,593

Oil & Gas — 1.15%
Chevron Corp	11,480	831,841
EOG Resources Inc	14,488	520,409
Exxon Mobil Corp	10,937	415,278
HollyFrontier Corp	23,061	565,225
Marathon Petroleum Corp	19,377	457,684
		$2,790,437

Packaging & Containers — 0.40%
Packaging Corp of America	11,210	973,364
Pharmaceuticals — 1.29%
Johnson & Johnson	6,108	800,942
Merck & Co Inc	16,110	1,239,503
Pfizer Inc	33,490	1,093,114
		$3,133,559

REITs — 1.50%
Alexandria Real Estate Equities Inc	6,989	957,912
Digital Realty Trust Inc	9,871	1,371,181
Medical Properties Trust Inc	75,828	1,311,066
		$3,640,159

Retail — 0.95%
Costco Wholesale Corp	3,380	963,740
Home Depot Inc/The	2,940	548,927
Starbucks Corp	12,184	800,976
		$2,313,643

Semiconductors — 0.51%
Applied Materials Inc	10,335	473,549
Microchip Technology Inc (a)	11,171	757,394
		$1,230,943

Software — 0.48%
Broadridge Financial Solutions Inc	4,405	417,726
SAP SE	6,705	740,903
		$1,158,629

Telecommunications — 0.47%
BCE Inc	28,032	1,145,387

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Toys, Games & Hobbies — 0.43%
Hasbro Inc	14,659	$1,048,851
TOTAL COMMON STOCKS		$47,805,997
PREFERRED STOCKS — 7.62%	Shares Held	Value

Banks — 2.52%
Bank of America Corp; Series KK
5.38%, 06/25/2024 (b)	30,000	$727,500
Bank of America Corp; Series EE
6.00%, 04/25/2021 (b)	10,000	250,500
Goldman Sachs Group Inc/The; Series N
6.30%, 05/10/2021 (a),(b)	40,000	1,016,800
JPMorgan Chase & Co; Series BB
6.15%, 09/01/2020 (b)	25,000	628,750
KeyCorp; Series F
5.65%, 12/15/2023 (a),(b)	50,000	1,212,500
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (b),(c)	10,000	250,700
Morgan Stanley; Series E
(3-month USD LIBOR + 4.32%),
7.13%, 10/15/2023 (a),(b),(c)	35,000	916,300
Wells Fargo & Co; Series Y
5.63%, 06/15/2022 (b)	20,000	492,600
Wells Fargo & Co; Series Z
4.75%, 03/15/2025 (b)	30,000	630,000
		$6,125,650

Electric — 1.57%
Alabama Power Co; Series A
5.00%, 10/01/2022 (a),(b)	50,000	1,277,500
Duke Energy Corp; Series A
5.75%, 06/15/2024 (b)	35,000	909,300
Entergy Louisiana LLC
4.88%, 09/01/2066	25,000	619,750
Entergy Mississippi LLC
4.90%, 10/01/2066 (a)	25,000	619,000
NextEra Energy Capital Holdings Inc; Series I
5.13%, 11/15/2072	16,000	389,760
		$3,815,310

Gas — 0.47%
NiSource Inc
(5-year Treasury Constant Maturity Rate + 3.63%),
6.50%, 03/15/2024 (b),(c)	45,000	1,143,000

Insurance — 1.00%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (a),(b)	40,000	924,000
MetLife Inc; Series F
4.75%, 3/15/2025	70,000	1,495,200
		$2,419,200

REITs — 2.06%
Kimco Realty Corp; Series L
5.13%, 08/16/2022 (b)	40,000	868,000
PS Business Parks Inc; Series W
5.20%, 10/20/2021 (a),(b)	20,000	459,200
PS Business Parks Inc; Series Y
5.20%, 12/07/2022 (a),(b)	40,000	919,200
Public Storage; Series I
4.88%, 09/12/2024 (b)	15,000	353,850
Public Storage; Series E
4.90%, 10/14/2021 (b)	15,000	352,050

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

REITs (continued)
Public Storage; Series H
5.60%, 03/11/2024 (b)	35,000	$892,500
Vornado Realty Trust; Series M
5.25%, 12/13/2022 (b)	60,000	1,173,600
		$5,018,400
TOTAL PREFERRED STOCKS		$18,521,560
	Principal
BONDS — 70.47%	Amount	Value

Apparel — 1.39%
Under Armour Inc
3.25%, 06/15/2026	$4,000,000	$3,390,746

Auto Parts & Equipment — 0.74%
Titan International Inc
6.50%, 11/30/2023	4,000,000	1,800,000

Banks — 3.42%
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.22%),
4.95%, 02/10/2025 (b),(c)	4,000,000	3,560,000
JPMorgan Chase & Co
(3-month USD LIBOR + 3.25%),
5.15%, 05/01/2023 (b),(c)	5,000,000	4,750,000
		$8,310,000

Chemicals — 3.67%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025 (a),(d)	5,000,000	4,425,000
OCI NV
5.25%, 11/01/2024 (a),(d)	1,000,000	860,000
6.63%, 04/15/2023 (a),(d)	4,000,000	3,640,000
		$8,925,000

Commercial Services — 0.21%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	593,000	504,050

Diversified Financial Services — 1.09%
Jefferies Group LLC
6.25%, 01/15/2036 (a)	3,000,000	2,654,664

Electric — 4.42%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (c)	3,000,000	2,719,530
GenOn Energy Inc
0.00%, 10/15/2020 (e),(f),(g),(h)	3,100,000	—
PPL Capital Funding Inc
(3-month USD LIBOR + 2.67%),
4.04%, 03/30/2067 (c)	6,000,000	3,840,000
Talen Energy Supply LLC
4.60%, 12/15/2021	5,000,000	4,200,000
		$10,759,530

Entertainment — 0.85%
AMC Entertainment Holdings Inc
6.13%, 05/15/2027 (a)	5,000,000	2,075,000

Environmental Control — 5.07%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (d)	3,000,000	3,037,500
Covanta Holding Corp
5.88%, 03/01/2024	3,000,000	2,827,500

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Environmental Control (continued)
Covanta Holding Corp
5.88%, 07/01/2025	$2,000,000	$1,840,000
Waste Pro USA Inc
5.50%, 02/15/2026 (d)	5,000,000	4,639,000
		$12,344,000

Food — 1.75%
Post Holdings Inc
4.63%, 04/15/2030 (a),(d)	4,440,000	4,251,300

Healthcare — Products — 2.06%
Hologic Inc
4.63%, 02/01/2028 (a),(d)	5,000,000	5,012,500

Healthcare — Services — 6.84%
Encompass Health Corp
4.75%, 02/01/2030 (a)	2,000,000	1,960,000
5.75%, 09/15/2025	3,000,000	2,910,000
HCA Inc
5.63%, 09/01/2028 (a)	5,000,000	5,233,500
MEDNAX Inc
6.25%, 01/15/2027 (a),(d)	5,000,000	4,012,500
Surgery Center Holdings Inc
6.75%, 07/01/2025 (a),(d)	3,500,000	2,520,000
		$16,636,000

Home Builders — 1.25%
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	3,032,100

Insurance — 1.54%
MetLife Inc
9.25%, 04/08/2038 (d)	3,000,000	3,750,000

Iron & Steel — 0.79%
Allegheny Technologies Inc
7.88%, 08/15/2023	2,000,000	1,929,420

Lodging — 1.72%
Boyd Gaming Corp
4.75%, 12/01/2027 (d)	3,000,000	2,475,000
6.00%, 08/15/2026	2,000,000	1,720,000
		$4,195,000

Media — 6.91%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027 (d)	1,000,000	1,002,600
5.38%, 06/01/2029 (d)	2,000,000	2,055,200
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,090,000
DISH DBS Corp
5.88%, 11/15/2024 (a)	4,000,000	3,890,000
Sirius XM Radio Inc
5.00%, 08/01/2027 (a),(d)	1,000,000	1,014,900
5.38%, 04/15/2025 (d)	4,000,000	4,039,960
ViacomCBS Inc
(3-month USD LIBOR + 3.90%),
5.88%, 02/28/2057 (a),(c)	1,000,000	860,000
(3-month USD LIBOR + 3.90%),
6.25%, 02/28/2057 (c)	1,000,000	860,000
		$16,812,660

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Mining — 1.17%
Freeport-McMoRan Inc
3.88%, 03/15/2023	$3,000,000	$2,835,000

Mortgage-Backed Securities — 5.64%
Citigroup Commercial Mortgage Trust 2015-GC29
4.18%, 04/10/2048 (i)	750,000	634,790
COMM 2015-CCRE22 Mortgage Trust
4.11%, 03/10/2048 (i)	500,000	432,915
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046 (d),(i)	500,000	449,016
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (i)	2,000,000	1,796,224
GS Mortgage Securities Trust 2014-GC20
4.97%, 04/10/2047 (i)	2,000,000	1,806,084
GS Mortgage Securities Trust 2014-GC24
4.53%, 09/10/2047 (i)	500,000	438,085
GS Mortgage Securities Trust 2015-GC32
4.43%, 07/10/2048 (i)	1,241,000	1,056,626
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.42%, 12/15/2047 (d),(i)	1,750,000	1,481,623
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.28%, 07/15/2046 (i)	1,000,000	897,551
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.46%, 08/15/2050	1,000,000	876,792
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.47%, 09/15/2048 (i)	1,600,000	1,360,844
Wells Fargo Commercial Mortgage Trust 2016-C35
4.18%, 07/15/2048 (i)	1,000,000	812,002
WFRBS Commercial Mortgage Trust 2013-C14
3.98%, 06/15/2046 (d),(i)	500,000	427,379
WFRBS Commercial Mortgage Trust 2014-C22
3.76%, 09/15/2057 (i)	1,000,000	846,261
3.90%, 09/15/2057 (d),(i)	500,000	401,639
		$13,717,831

Office & Business Equipment — 1.17%
CDW LLC / CDW Finance Corp
4.25%, 04/01/2028 (a)	750,000	753,750
5.50%, 12/01/2024 (a)	2,000,000	2,084,580
		$2,838,330

Oil & Gas — 1.25%
Gulfport Energy Corp
6.38%, 01/15/2026	6,000,000	1,172,490
Valaris PLC
4.75%, 01/15/2024	3,000,000	600,000
4.88%, 06/01/2022	2,000,000	435,000
W&T Offshore Inc
9.75%, 11/01/2023 (d)	3,000,000	675,000
Whiting Petroleum Corp
5.75%, 03/15/2021	2,500,000	168,000
		$3,050,490

Packaging & Containers — 2.37%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group
Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (d)	3,000,000	2,970,000
Sealed Air Corp
4.00%, 12/01/2027 (d)	3,000,000	2,790,300
		$5,760,300

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pharmaceuticals — 1.75%
HLF Financing Sarl LLC / Herbalife International Inc
7.25%, 08/15/2026 (d)	$5,000,000	$4,250,000

Pipelines — 4.89%
Buckeye Partners LP
3.95%, 12/01/2026 (a)	6,000,000	4,918,200
EnLink Midstream Partners LP
4.15%, 06/01/2025	5,000,000	2,423,500
4.85%, 07/15/2026	1,000,000	491,700
NGPL PipeCo LLC
4.88%, 08/15/2027 (a),(d)	2,000,000	1,780,082
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075 (c)	3,000,000	2,280,000
		$11,893,482

REITs — 0.46%
CBL & Associates LP
5.95%, 12/15/2026	6,000,000	1,110,000

Storage/Warehousing — 1.97%
Mobile Mini Inc
5.88%, 07/01/2024	5,000,000	4,787,500

Telecommunications — 4.84%
CommScope Technologies LLC
5.00%, 03/15/2027 (a),(d)	6,250,000	5,421,875
Sprint Corp
7.88%, 09/15/2023	3,000,000	3,292,740
T-Mobile USA Inc
6.38%, 03/01/2025 (a)	3,000,000	3,063,840
		$11,778,455

Transportation — 1.24%
XPO Logistics Inc
6.50%, 06/15/2022 (d)	3,000,000	3,007,500
TOTAL BONDS		$171,410,858
INVESTMENT COMPANIES — 14.32%	Shares Held	Value

Money Market Funds — 14.32%
Principal Government Money Market Fund 0.53% (j),(k),(l)	32,317,149	$32,317,149
State Street Institutional U.S. Government Money Market Fund 0.32% (l)	2,507,007	2,507,007
TOTAL INVESTMENT COMPANIES		$34,824,156
Total Investments		$272,562,571
Other Assets and Liabilities — (12.06)%		(29,330,085)

TOTAL NET ASSETS — 100.00%		$243,232,486

(a) Security or a portion of the security was on loan at the end of the period.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,389,874 or 28.94% of net assets.
(e) Non-income producing security.
(f) Security is defaulted.
(g) The value of these investments was determined using significant unobservable inputs.
(h)	Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of Directors. As of March 31, 2020, the fair value of the security totaled $0 or 0.00% of net assets.

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2020 (unaudited)

(i)			Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(k)			Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $32,317,149 or 13.29% of net assets.
(l)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			17.17%
Consumer, Non-cyclical			16.04%
Investment Companies			14.32%
Communications			13.12%
Industrial			11.04%
Consumer, Cyclical			10.74%
Energy			7.76%
Utilities			7.59%
Basic Materials			6.01%
Mortgage Securities			5.64%
Technology			2.63%
Other Assets and Liabilities			(12.06)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$56,253,711	$23,936,562	$32,317,149
	$—		$56,253,711	$23,936,562	$32,317,149

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	— $	—
	$—	$	— $	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.48%	Shares Held	Value

Advertising — 0.18%
Interpublic Group of Cos Inc/The	315	$5,100

Aerospace & Defense — 0.97%
Barnes Group Inc	287	12,005
Hexcel Corp	99	3,682
Raytheon Technologies Corp	129	12,169
		$27,856

Agriculture — 1.32%
Archer-Daniels-Midland Co	566	19,912
Bunge Ltd	440	18,053
		$37,965

Airlines — 1.52%
Alaska Air Group Inc	378	10,761
Delta Air Lines Inc	326	9,301
JetBlue Airways Corp (a)	1,444	12,924
Southwest Airlines Co	298	10,612
		$43,598

Apparel — 1.04%
Columbia Sportswear Co	71	4,954
PVH Corp	200	7,528
Ralph Lauren Corp	130	8,688
Tapestry Inc	455	5,892
Under Armour Inc, Class C (a)	363	2,926
		$29,988

Auto Manufacturers — 1.01%
Cummins Inc	104	14,073
PACCAR Inc	246	15,038
		$29,111

Auto Parts & Equipment — 0.74%
BorgWarner Inc	594	14,476
Goodyear Tire & Rubber Co/The	1,158	6,739
		$21,215

Banks — 7.24%
Associated Banc-Corp	775	9,912
Bank of America Corp	402	8,535
Bank of New York Mellon Corp/The	93	3,132
BankUnited Inc	320	5,984
BOK Financial Corp	54	2,298
CIT Group Inc	346	5,972
Citizens Financial Group Inc	489	9,198
Fifth Third Bancorp	424	6,296
First Citizens BancShares Inc, Class A	12	3,995
First Hawaiian Inc	181	2,992
First Horizon National Corp	1,155	9,309
FNB Corp	1,471	10,841
Hancock Whitney Corp	392	7,652
Home BancShares Inc	599	7,182
Huntington Bancshares Inc	340	2,791
IBERIABANK Corp	225	8,136
PacWest Bancorp	416	7,455
Pinnacle Financial Partners Inc	306	11,487
PNC Financial Services Group Inc/The	93	8,902
Prosperity Bancshares Inc	160	7,720
Regions Financial Corp	1,099	9,858
Signature Bank	36	2,894
Synovus Financial Corp	123	2,160
TCF Financial Corp	393	8,905

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Truist Financial Corp	96	$2,961
Umpqua Holdings Corp	990	10,791
United Bankshares Inc	305	7,039
Valley National Bancorp	1,681	12,288
Wells Fargo & Co	98	2,813
Wintrust Financial Corp	67	2,202
Zions Bancorp NA	229	6,128
		$207,828

Beverages — 0.49%
Constellation Brands Inc, Class A	99	14,193

Biotechnology — 2.10%
Alexion Pharmaceuticals Inc (a)	122	10,954
Bio-Rad Laboratories Inc, Class A (a)	89	31,200
Bluebird Bio Inc (a),(b)	103	4,734
Gilead Sciences Inc	111	8,298
Ultragenyx Pharmaceutical Inc (a)	115	5,110
		$60,296

Chemicals — 3.22%
Air Products & Chemicals Inc	39	7,785
Cabot Corp	514	13,426
CF Industries Holdings Inc	167	4,543
Eastman Chemical Co	292	13,601
FMC Corp	212	17,318
International Flavors & Fragrances Inc	128	13,066
LyondellBasell Industries NV, Class A	79	3,921
Mosaic Co/The	760	8,223
Olin Corp	908	10,596
		$92,479

Commercial Services — 2.64%
ASGN Inc (a)	112	3,956
CoreLogic Inc	445	13,590
ManpowerGroup Inc	278	14,731
Quanta Services Inc	665	21,100
ServiceMaster Global Holdings Inc (a)	358	9,666
United Rentals Inc (a)	124	12,760
		$75,803

Computers — 3.73%
CACI International Inc, Class A (a)	131	27,661
Cognizant Technology Solutions Corp, Class A	103	4,786
DXC Technology Co	344	4,489
Genpact Ltd	215	6,278
Hewlett Packard Enterprise Co	1,429	13,876
Leidos Holdings Inc	256	23,462
MAXIMUS Inc	102	5,936
Perspecta Inc	1,137	20,739
		$107,227

Construction Materials — 2.98%
Eagle Materials Inc	310	18,110
Fortune Brands Home & Security Inc	344	14,878
Johnson Controls International PLC	673	18,144
Owens Corning	482	18,707
Vulcan Materials Co	145	15,670
		$85,509

Distribution/Wholesale — 0.62%
LKQ Corp (a)	868	17,803

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 1.37%
Alliance Data Systems Corp	38	$1,279
Ally Financial Inc	642	9,264
Jefferies Financial Group Inc	1,267	17,320
KKR & Co Inc, Class A	243	5,703
Synchrony Financial	352	5,664
		$39,230

Electrical Components & Equipment — 1.00%
Acuity Brands Inc	128	10,964
AMETEK Inc	89	6,410
Littelfuse Inc	85	11,341
		$28,715

Electronics — 4.60%
Arrow Electronics Inc (a)	294	15,250
Avnet Inc	537	13,479
FLIR Systems Inc	141	4,497
Fortive Corp	90	4,967
Garmin Ltd	195	14,617
Gentex Corp	794	17,595
Hubbell Inc	61	6,999
Jabil Inc	828	20,352
PerkinElmer Inc	79	5,947
TE Connectivity Ltd	203	12,785
Trimble Inc (a)	181	5,761
Woodward Inc	167	9,926
		$132,175

Engineering & Construction — 2.23%
EMCOR Group Inc	333	20,420
Jacobs Engineering Group Inc	320	25,366
MasTec Inc (a)	557	18,231
		$64,017

Entertainment — 0.47%
Cinemark Holdings Inc	175	1,783
Madison Square Garden Co/The, Class A (a)	56	11,839
		$13,622

Environmental Control — 0.54%
Republic Services Inc	208	15,612

Food — 2.73%
Flowers Foods Inc	350	7,182
General Mills Inc	150	7,915
Ingredion Inc	181	13,665
Kroger Co/The	566	17,048
Performance Food Group Co (a)	422	10,432
Pilgrim's Pride Corp (a)	1,221	22,125
		$78,367

Forest Products & Paper — 0.57%
International Paper Co	525	16,343

Hand/Machine Tools — 2.08%
Colfax Corp (a)	910	18,018
Regal Beloit Corp	280	17,626
Snap-on Inc	105	11,426
Stanley Black & Decker Inc	126	12,600
		$59,670

Healthcare — Products — 3.59%
Cooper Cos Inc/The	26	7,167

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Danaher Corp	129	$17,855
DENTSPLY SIRONA Inc	575	22,327
Globus Medical Inc, Class A (a)	147	6,252
Henry Schein Inc (a)	121	6,113
ICU Medical Inc (a)	29	5,851
Integra LifeSciences Holdings Corp (a)	298	13,312
Medtronic PLC	181	16,323
Thermo Fisher Scientific Inc	28	7,941
		$103,141

Healthcare — Services — 4.55%
Anthem Inc	54	12,260
Catalent Inc (a)	375	19,481
Centene Corp (a)	393	23,348
IQVIA Holdings Inc (a)	49	5,285
Laboratory Corp of America Holdings (a)	109	13,777
Quest Diagnostics Inc	272	21,842
Teladoc Health Inc (a)	112	17,361
Universal Health Services Inc, Class B	174	17,240
		$130,594

Home Builders — 1.41%
DR Horton Inc	605	20,570
PulteGroup Inc	890	19,865
		$40,435

Home Furnishings — 0.83%
Dolby Laboratories Inc, Class A	254	13,769
Whirlpool Corp	118	10,125
		$23,894

Insurance — 3.80%
Alleghany Corp (a)	19	10,495
American International Group Inc	402	9,748
American National Insurance Co	123	10,133
Arch Capital Group Ltd (a)	166	4,724
Axis Capital Holdings Ltd	204	7,885
Chubb Ltd	40	4,468
Enstar Group Ltd (a)	66	10,497
Equitable Holdings Inc	602	8,699
Hartford Financial Services Group Inc/The	110	3,876
Loews Corp	367	12,783
Old Republic International Corp	253	3,858
Prudential Financial Inc	188	9,802
Reinsurance Group of America Inc	80	6,731
RenaissanceRe Holdings Ltd	36	5,376
		$109,075

Internet — 0.49%
Snap Inc, Class A (a)	717	8,525
Twitter Inc (a)	229	5,624
		$14,149

Iron & Steel — 0.24%
Allegheny Technologies Inc (a)	801	6,808

Leisure Time — 0.70%
Brunswick Corp	316	11,177
Carnival Corp	397	5,229
Harley-Davidson Inc (b)	197	3,729
		$20,135

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Lodging — 0.26%
Boyd Gaming Corp	244	$3,518
Wyndham Hotels & Resorts Inc	129	4,065
		$7,583

Machinery — Construction & Mining — 0.68%
Oshkosh Corp	301	19,363
Machinery — Diversified — 3.15%
AGCO Corp	352	16,632
Crane Co	193	9,492
Curtiss-Wright Corp	131	12,106
Dover Corp	81	6,799
Flowserve Corp	378	9,030
Ingersoll Rand Inc (a)	601	14,905
Middleby Corp/The (a)	60	3,413
Roper Technologies Inc	23	7,171
Westinghouse Air Brake Technologies Corp	228	10,974
		$90,522

Media — 1.44%
Altice USA Inc, Class A (a)	324	7,222
Liberty Media Corp-Liberty Braves, Series C (a)	242	4,613
New York Times Co/The, Class A	222	6,818
News Corp, Class A	1,821	16,343
Walt Disney Co/The	65	6,279
		$41,275

Metal Fabrication & Hardware — 0.83%
RBC Bearings Inc (a)	51	5,752
Timken Co/The	555	17,949
		$23,701

Mining — 1.69%
Newmont Corp	709	32,104
Royal Gold Inc	188	16,489
		$48,593

Miscellaneous Manufacture — 3.15%
Carlisle Cos Inc	132	16,537
Eaton Corp PLC	301	23,384
Huntsman Corp	943	13,607
ITT Inc	286	12,973
Parker-Hannifin Corp	38	4,930
Textron Inc	446	11,895
Trane Technologies PLC	86	7,103
		$90,429

Office & Business Equipment — 0.50%
Xerox Holding Corp (a)	757	14,338
Oil & Gas — 0.31%
Continental Resources Inc (b)	363	2,773
EOG Resources Inc	171	6,143
		$8,916

Oil & Gas Services — 0.98%
Baker Hughes Co	880	9,240
Halliburton Co	528	3,617
National Oilwell Varco Inc	825	8,110
Schlumberger Ltd	528	7,122
		$28,089

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Packaging & Containers — 1.29%
Graphic Packaging Holding Co	1,969	$24,022
Sonoco Products Co	281	13,024
		$37,046

Pharmaceuticals — 2.58%
Becton Dickinson and Co	66	15,165
Cardinal Health Inc	432	20,710
Jazz Pharmaceuticals PLC (a)	115	11,470
Madrigal Pharmaceuticals Inc (a)	56	3,739
McKesson Corp	129	17,449
Pfizer Inc	168	5,483
		$74,016

Pipelines — 0.08%
ONEOK Inc	105	2,290

REITs — 4.21%
American Homes 4 Rent, Class A	551	12,783
Apple Hospitality REIT Inc	1,094	10,032
Blackstone Mortgage Trust Inc, Class A (b)	338	6,294
Cousins Properties Inc	146	4,273
Diversified Healthcare Trust	373	1,354
Equity Commonwealth	411	13,033
Hudson Pacific Properties Inc	165	4,184
Invitation Homes Inc	235	5,022
Kimco Realty Corp	655	6,334
Medical Properties Trust Inc	298	5,152
RLJ Lodging Trust	953	7,357
Sabra Health Care REIT Inc	960	10,483
SL Green Realty Corp	129	5,560
Spirit Realty Capital Inc	297	7,766
Starwood Property Trust Inc	219	2,245
Sunstone Hotel Investors Inc	325	2,831
VEREIT Inc	1,439	7,037
VICI Properties Inc (b)	548	9,119
		$120,859

Retail — 3.36%
Advance Auto Parts Inc	41	3,826
American Eagle Outfitters Inc	780	6,201
CarMax Inc (a),(b)	114	6,137
Casey's General Stores Inc	53	7,022
Dollar Tree Inc (a)	173	12,710
Foot Locker Inc	274	6,042
Gap Inc/The (b)	637	4,484
Kohl's Corp	344	5,019
MSC Industrial Direct Co Inc, Class A	87	4,782
Target Corp	96	8,925
Urban Outfitters Inc (a)	527	7,505
Walgreens Boots Alliance Inc	227	10,385
Walmart Inc	72	8,181
Williams-Sonoma Inc (b)	122	5,187
		$96,406

Savings & Loans — 1.10%
Investors Bancorp Inc	930	7,431
New York Community Bancorp Inc	1,413	13,268
People's United Financial Inc	996	11,006
		$31,705

Semiconductors — 4.14%
Analog Devices Inc	156	13,985
Entegris Inc	200	8,954

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Semiconductors (continued)
Intel Corp	310	$16,777
IPG Photonics Corp (a)	108	11,910
Lam Research Corp	40	9,600
Marvell Technology Group Ltd	1,187	26,862
Microchip Technology Inc	82	5,560
Silicon Laboratories Inc (a)	87	7,431
Skyworks Solutions Inc	199	17,787
		$118,866

Software — 1.97%
Activision Blizzard Inc	167	9,933
Akamai Technologies Inc (a)	102	9,332
Ceridian HCM Holding Inc (a)	146	7,310
Cerner Corp	126	7,937
Fidelity National Information Services Inc	65	7,907
SS&C Technologies Holdings Inc	117	5,127
Synopsys Inc (a)	70	9,015
		$56,561

Telecommunications — 3.34%
AT&T Inc	771	22,475
Ciena Corp (a)	384	15,287
Corning Inc	693	14,234
Juniper Networks Inc	864	16,537
T-Mobile US Inc (a)	327	27,435
		$95,968

Transportation — 3.42%
Kansas City Southern	221	28,107
Kirby Corp (a)	325	14,128
Knight-Swift Transportation Holdings Inc	714	23,419
Norfolk Southern Corp	91	13,286
Old Dominion Freight Line Inc	72	9,451
Ryder System Inc	373	9,862
		$98,253
TOTAL COMMON STOCKS		$2,856,732
INVESTMENT COMPANIES — 1.86%	Shares Held	Value

Money Market Funds — 1.86%
Principal Government Money Market Fund 0.53% (c),(d),(e)	44,167	$44,167
State Street Institutional U.S. Government Money Market Fund 0.32% (e)	9,232	9,232
TOTAL INVESTMENT COMPANIES		$53,399
Total Investments		$2,910,131
Other Assets and Liabilities — (1.34)%		(38,367)

Total Net Assets — 100.00%		$2,871,764

(a) Non-income producing security.
(b) Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $44,167 or 1.54% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Industrial			26.64%
Consumer, Non-cyclical			20.00%
Financial			17.52%
Consumer, Cyclical			12.13%
Technology			10.34%
Basic Materials			6.19%
Communications			5.29%
Investment Companies			1.86%
Energy			1.37%
Other Assets and Liabilities			(1.34)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$285,716	$241,549	$44,167
	$—		$285,716	$241,549	$44,167

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.83%	Shares Held	Value

Biotechnology — 53.83%
ACADIA Pharmaceuticals Inc (a)	22,212	$938,457
Acceleron Pharma Inc (a)	8,045	723,004
Acorda Therapeutics Inc (a)	7,023	6,550
Adverum Biotechnologies Inc (a)	9,964	97,348
Agenus Inc (a)	20,044	49,108
Allakos Inc (a),(b)	7,465	332,118
Allogene Therapeutics Inc (a),(b)	18,765	364,792
Alnylam Pharmaceuticals Inc (a)	17,064	1,857,416
AMAG Pharmaceuticals Inc (a),(b)	4,948	30,579
Amicus Therapeutics Inc (a)	39,321	363,326
AnaptysBio Inc (a)	3,949	55,799
Apellis Pharmaceuticals Inc (a)	9,616	257,613
Arena Pharmaceuticals Inc (a)	7,698	323,316
Arrowhead Pharmaceuticals Inc (a)	14,472	416,359
Assembly Biosciences Inc (a)	3,753	55,657
Atara Biotherapeutics Inc (a)	8,316	70,769
Avrobio Inc (a)	4,622	71,918
BioCryst Pharmaceuticals Inc (a)	16,121	32,242
Biohaven Pharmaceutical Holding Co Ltd (a),(b)	8,059	274,248
BioMarin Pharmaceutical Inc (a)	22,335	1,887,308
Bluebird Bio Inc (a),(b)	8,510	391,120
Blueprint Medicines Corp (a)	7,577	443,103
Cara Therapeutics Inc (a),(b)	7,308	96,539
CEL-SCI Corp (a),(b)	5,081	58,635
ChemoCentryx Inc (a)	8,990	361,218
CRISPR Therapeutics AG (a)	8,433	357,644
Cymabay Therapeutics Inc (a)	10,028	14,841
CytomX Therapeutics Inc (a)	6,629	50,844
Deciphera Pharmaceuticals Inc (a)	7,568	311,575
Denali Therapeutics Inc (a),(b)	14,564	255,016
Dicerna Pharmaceuticals Inc (a)	10,430	191,599
Dynavax Technologies Corp (a),(b)	12,230	43,172
Editas Medicine Inc (a),(b)	7,541	149,538
Eidos Therapeutics Inc (a),(b)	5,565	272,629
Emergent BioSolutions Inc (a)	7,957	460,392
Epizyme Inc (a)	13,727	212,906
Esperion Therapeutics Inc (a),(b)	4,138	130,471
Evolus Inc (a),(b)	4,003	16,612
Exact Sciences Corp (a)	16,671	966,918
Fate Therapeutics Inc (a)	9,964	221,300
FibroGen Inc (a)	13,249	460,403
GlycoMimetics Inc (a)	6,305	14,375
Gossamer Bio Inc (a)	10,180	103,327
Guardant Health Inc (a)	14,282	994,027
Halozyme Therapeutics Inc (a)	22,559	405,836
Homology Medicines Inc (a)	6,918	107,506
ImmunoGen Inc (a)	23,235	79,231
Immunomedics Inc (a),(b)	29,595	398,941
Insmed Inc (a),(b)	13,782	220,926
Intercept Pharmaceuticals Inc (a)	5,043	317,507
Ionis Pharmaceuticals Inc (a)	21,580	1,020,302
Iovance Biotherapeutics Inc (a)	19,060	570,561
Karyopharm Therapeutics Inc (a)	9,537	183,206
Krystal Biotech Inc (a),(b)	2,674	115,624
Ligand Pharmaceuticals Inc (a),(b)	2,870	208,706
MacroGenics Inc (a)	7,137	41,537
Mirati Therapeutics Inc (a)	5,991	460,528
Moderna Inc (a),(b)	50,496	1,512,355
Nektar Therapeutics (a)	26,718	476,916
Omeros Corp (a),(b)	7,194	96,184
Precigen Inc (a),(b)	24,971	84,901
PTC Therapeutics Inc (a)	9,085	405,282
Puma Biotechnology Inc (a)	5,678	47,922

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Radius Health Inc (a)	7,126	$92,638
REGENXBIO Inc (a)	5,604	181,458
Retrophin Inc (a)	6,270	91,479
Rigel Pharmaceuticals Inc (a)	24,466	38,167
Rocket Pharmaceuticals Inc (a)	7,705	107,485
Rubius Therapeutics Inc (a),(b)	11,627	51,740
Sage Therapeutics Inc (a)	7,968	228,841
Sangamo Therapeutics Inc (a)	17,847	113,685
Seattle Genetics Inc (a)	17,629	2,034,034
Solid Biosciences Inc (a),(b)	6,715	16,049
Sorrento Therapeutics Inc (a),(b)	19,120	35,181
Stemline Therapeutics Inc (a),(b)	7,146	34,587
Stoke Therapeutics Inc (a)	5,075	116,218
Theravance Biopharma Inc (a),(b)	8,640	199,670
Turning Point Therapeutics Inc (a)	5,404	241,343
Twist Bioscience Corp (a),(b)	5,048	154,368
Ultragenyx Pharmaceutical Inc (a)	8,892	395,072
Veracyte Inc (a)	7,392	179,700
Vericel Corp (a)	6,443	59,082
Viking Therapeutics Inc (a),(b)	10,541	49,332
Xencor Inc (a)	8,547	255,384
ZIOPHARM Oncology Inc (a),(b)	27,485	67,338
		$26,282,953

Chemicals — 0.08%
Amyris Inc (a),(b)	14,771	37,814

Commercial Services — 0.32%
R1 RCM Inc (a)	17,088	155,330

Electronics — 0.05%
Fluidigm Corp (a)	10,131	25,732

Healthcare — Products — 12.46%
Accelerate Diagnostics Inc (a),(b)	8,428	70,205
AtriCure Inc (a)	5,922	198,920
Avanos Medical Inc (a)	7,269	195,754
Avantor Inc (a)	87,353	1,091,039
AxoGen Inc (a)	5,730	59,592
Axonics Modulation Technologies Inc (a),(b)	4,416	112,211
CareDx Inc (a),(b)	6,544	142,856
Cerus Corp (a)	22,059	102,574
CryoLife Inc (a)	5,777	97,747
Cutera Inc (a)	2,068	27,008
Glaukos Corp (a)	5,693	175,686
Inspire Medical Systems Inc (a)	3,614	217,852
Intersect ENT Inc (a)	4,882	57,852
Invacare Corp	4,915	36,518
iRhythm Technologies Inc (a)	3,776	307,178
NanoString Technologies Inc (a)	5,463	131,385
Natera Inc (a)	10,637	317,621
Natus Medical Inc (a)	5,214	120,600
Nevro Corp (a)	4,706	470,506
Novocure Ltd (a)	15,080	1,015,487
OPKO Health Inc (a),(b)	95,111	127,449
Quanterix Corp (a),(b)	4,076	74,876
Shockwave Medical Inc (a),(b)	4,285	142,176
Sientra Inc (a)	7,195	14,318
Silk Road Medical Inc (a)	4,701	147,987
Soliton Inc (a)	2,349	19,027
Tandem Diabetes Care Inc (a),(b)	8,929	574,581
ViewRay Inc (a),(b)	14,376	35,940
		$6,084,945

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services — 6.44%
Brookdale Senior Living Inc (a)	28,318	$88,352
Community Health Systems Inc (a)	17,232	57,555
Invitae Corp (a),(b)	14,483	197,983
MEDNAX Inc (a)	12,696	147,781
Personalis Inc (a)	4,544	36,670
Surgery Partners Inc (a)	7,671	50,092
Syneos Health Inc (a)	15,901	626,817
Teladoc Health Inc (a)	11,059	1,714,256
Tenet Healthcare Corp (a)	15,781	227,246
		$3,146,752

Pharmaceuticals — 26.65%
AcelRx Pharmaceuticals Inc (a),(b)	11,595	13,682
Adamas Pharmaceuticals Inc (a)	4,054	11,716
Aerie Pharmaceuticals Inc (a)	7,029	94,892
Agios Pharmaceuticals Inc (a)	9,064	321,591
Aimmune Therapeutics Inc (a),(b)	9,452	136,298
Akebia Therapeutics Inc (a)	18,363	139,192
Akorn Inc (a)	18,414	10,334
Alector Inc (a),(b)	10,524	253,944
Alkermes PLC (a)	24,223	349,296
Amneal Pharmaceuticals Inc (a),(b)	18,706	65,097
Arvinas Holding Co LLC (a)	5,135	206,941
Assertio Therapeutics Inc (a)	9,463	6,151
Athenex Inc (a),(b)	11,825	91,526
Axsome Therapeutics Inc (a)	5,309	312,328
Catalyst Pharmaceuticals Inc (a),(b)	15,025	57,846
Chiasma Inc (a)	6,100	22,265
Clovis Oncology Inc (a),(b)	7,979	50,746
Coherus Biosciences Inc (a)	10,661	172,921
Collegium Pharmaceutical Inc (a)	5,260	85,896
Corbus Pharmaceuticals Holdings Inc (a),(b)	9,437	49,450
CorMedix Inc (a),(b)	3,478	12,486
Cytokinetics Inc (a),(b)	9,097	107,254
DexCom Inc (a)	10,083	2,715,049
Enanta Pharmaceuticals Inc (a)	3,030	155,833
Endo International PLC (a)	34,787	128,712
Flexion Therapeutics Inc (a),(b)	5,562	43,773
G1 Therapeutics Inc (a)	5,799	63,905
Global Blood Therapeutics Inc (a),(b)	9,117	465,788
Heron Therapeutics Inc (a)	12,058	141,561
Heska Corp (a),(b)	1,225	67,743
Horizon Therapeutics PLC (a)	28,651	848,643
Intellia Therapeutics Inc (a),(b)	7,134	87,249
Intra-Cellular Therapies Inc (a)	8,410	129,262
Ironwood Pharmaceuticals Inc (a)	23,612	238,245
Kura Oncology Inc (a)	6,601	65,680
La Jolla Pharmaceutical Co (a),(b)	3,960	16,632
Madrigal Pharmaceuticals Inc (a),(b)	2,354	157,153
MannKind Corp (a),(b)	27,679	28,509
Momenta Pharmaceuticals Inc (a)	15,222	414,038
Mylan NV (a)	76,156	1,135,486
MyoKardia Inc (a)	7,113	333,457
Owens & Minor Inc	9,191	84,098
Portola Pharmaceuticals Inc (a),(b)	11,716	83,535
Principia Biopharma Inc (a)	3,666	217,687
Reata Pharmaceuticals Inc, Class A (a)	3,766	543,584
Revance Therapeutics Inc (a)	6,813	100,832
Rhythm Pharmaceuticals Inc (a)	5,038	76,678
Sarepta Therapeutics Inc (a)	11,417	1,116,811
Senseonics Holdings Inc (a),(b)	29,658	18,788
Spectrum Pharmaceuticals Inc (a)	16,474	38,384
TG Therapeutics Inc (a),(b)	14,475	142,434

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)				Shares Held		Value

Pharmaceuticals (continued)
TherapeuticsMD Inc (a),(b)				35,212		$37,325
Tricida Inc (a)					7,461	164,142
uniQure NV (a),(b)					5,856	277,867
Vanda Pharmaceuticals Inc (a)					7,776	80,559
Voyager Therapeutics Inc (a)					5,392	49,337
Zogenix Inc (a)					6,415	158,643
Zynerba Pharmaceuticals Inc (a)					3,386	12,968
						$13,012,242
TOTAL COMMON STOCKS						$48,745,768
INVESTMENT COMPANIES — 11.58%				Shares Held		Value

Money Market Funds — 11.58%
Principal Government Money Market Fund 0.53% (c),(d),(e)				5,561,517		$5,561,517
State Street Institutional U.S. Government Money Market Fund 0.32% (e)				94,080		94,080
TOTAL INVESTMENT COMPANIES						$5,655,597
Total Investments						$54,401,365
Other Assets and Liabilities — (11.41) %						(5,572,642)

TOTAL NET ASSETS — 100.00%						$48,828,723

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)						Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $5,561,517 or 11.39% of net assets.
(d)						Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			99.70%
Investment Companies			11.58%
Basic Materials			0.08%
Industrial			0.05%
Other Assets and Liabilities			(11.41)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales		March 31, 2020
Affiliated Securities	Value		Cost	Proceeds		Value
Principal Government Money
Market Fund 0.53%	$—		$21,375,805	$15,814,288		$5,561,517
	$—		$21,375,805	$15,814,288		$5,561,517

				Realized Gain
			Realized	from		Change in
			Gain/Loss on	Capital Gain		Unrealized
	Income (a)		Investments	Distributions		Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—		$—
	$—	$	— $	—		$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 98.43%	Shares Held	Value

Advertising — 0.33%
Dentsu Group Inc	500	$9,705
Publicis Groupe SA	415	11,955
Stroeer SE & Co KGaA	268	14,022
WPP PLC	1,884	12,903
		$48,585

Aerospace & Defense — 0.65%
Airbus SE	346	22,644
BAE Systems PLC	3,365	21,810
CAE Inc	899	11,364
MTU Aero Engines AG	77	11,325
Safran SA	309	27,311
		$94,454

Agriculture — 0.64%
British American Tobacco PLC	1,943	66,586
Japan Tobacco Inc (a)	1,400	25,988
		$92,574

Airlines — 0.20%
International Consolidated Airlines Group SA	4,038	10,788
Japan Airlines Co Ltd (a)	500	9,254
Qantas Airways Ltd	4,338	8,619
		$28,661

Apparel — 1.90%
adidas AG	270	61,314
Gildan Activewear Inc	644	8,210
Hermes International	30	20,805
Kering SA	76	39,890
LVMH Moet Hennessy Louis Vuitton SE	351	131,020
Puma SE	264	15,839
		$277,078

Auto Manufacturers — 2.00%
Bayerische Motoren Werke AG	290	15,069
Daimler AG	85	2,580
Hino Motors Ltd	1,900	10,267
Honda Motor Co Ltd	1,700	38,419
Isuzu Motors Ltd	1,400	9,313
Peugeot SA	819	10,988
Toyota Motor Corp (a)	3,000	181,381
Volvo AB, Class B	1,967	23,761
		$291,778

Auto Parts & Equipment — 0.99%
Bridgestone Corp	400	12,362
Cie Plastic Omnium SA	745	10,530
Continental AG	159	11,505
Faurecia SE	431	12,977
Hella GmbH & Co KGaA	457	13,387
Magna International Inc	428	13,658
NGK Insulators Ltd	1,100	14,496
Nokian Renkaat OYJ	724	17,623
Rheinmetall AG	162	11,446
Stanley Electric Co Ltd	600	11,897
Toyota Industries Corp	300	14,452
		$144,333

Banks — 7.36%
Australia & New Zealand Banking Group Ltd	1,014	10,578
Banca Mediolanum SpA	2,720	13,949

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA	6,156	$19,795
Banco Santander SA	7,128	17,437
Bank Leumi Le-Israel BM	1,001	5,540
Bank of Montreal	626	31,609
Bank of Nova Scotia/The	1,809	73,874
Bankinter SA	3,235	11,931
Barclays PLC	12,754	14,909
BNP Paribas SA	1,162	35,256
Canadian Imperial Bank of Commerce (a)	437	25,463
Chiba Bank Ltd/The	3,100	13,637
Commonwealth Bank of Australia	1,777	67,571
Credit Agricole SA	1,683	12,418
Credit Suisse Group AG	2,387	19,840
DBS Group Holdings Ltd	1,800	23,517
DNB ASA	418	4,694
Erste Group Bank AG	618	11,509
HSBC Holdings PLC	17,636	99,507
ING Groep NV	3,976	20,967
Intesa Sanpaolo SpA	15,976	26,225
Lloyds Banking Group PLC	66,156	26,295
Mediobanca Banca di Credito Finanziario SpA	1,871	10,375
Mitsubishi UFJ Financial Group Inc	13,700	51,347
Mizrahi Tefahot Bank Ltd	287	5,367
Mizuho Financial Group Inc	2,800	3,219
National Australia Bank Ltd	1,130	11,594
National Bank of Canada (a)	459	17,740
Oversea-Chinese Banking Corp Ltd	3,800	23,099
Royal Bank of Canada	1,843	114,158
Shinsei Bank Ltd	1,100	14,752
Skandinaviska Enskilda Banken AB, Class A	1,139	7,735
Societe Generale SA	746	12,628
Sumitomo Mitsui Financial Group Inc (a)	1,300	31,713
Svenska Handelsbanken AB, Class A	1,118	9,396
Swedbank AB, Class A	728	8,158
Toronto-Dominion Bank/The	2,388	101,523
UBS Group AG	612	5,752
United Overseas Bank Ltd	1,500	20,526
Westpac Banking Corp	3,522	35,745
		$1,071,348

Beverages — 1.72%
Anheuser-Busch InBev SA	1,075	47,982
Asahi Group Holdings Ltd	300	9,793
Carlsberg A/S, Class B	108	12,282
Coca-Cola HBC AG (b)	722	15,577
Diageo PLC	2,111	67,820
Heineken Holding NV	205	15,793
Heineken NV	189	15,876
Pernod Ricard SA	175	24,985
Remy Cointreau SA (a)	154	16,925
Royal Unibrew A/S	193	13,979
Treasury Wine Estates Ltd (a)	1,469	9,063
		$250,075

Biotechnology — 0.76%
CSL Ltd	457	83,397
Genmab A/S (b)	65	13,222
H Lundbeck A/S	480	14,310
		$110,929

Chemicals — 2.64%
Air Liquide SA	454	58,408
BASF SE	863	41,065

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Brenntag AG	422	$15,745
Covestro AG (c)	413	12,695
Croda International PLC	395	20,960
EMS-Chemie Holding AG	66	41,726
Kansai Paint Co Ltd	700	13,398
Koninklijke DSM NV	170	19,405
Nippon Paint Holdings Co Ltd	300	15,792
Novozymes A/S, Class B	258	11,789
Nutrien Ltd (a)	563	19,247
Shin-Etsu Chemical Co Ltd	700	69,853
Showa Denko KK	600	12,483
Symrise AG	210	19,687
Taiyo Nippon Sanso Corp	800	11,912
		$384,165

Commercial Services — 2.78%
Adecco Group AG	713	28,253
Adyen NV (b),(c)	31	26,347
Amadeus IT Group SA	399	19,010
Ashtead Group PLC	847	18,574
Atlantia SpA	845	10,652
Bureau Veritas SA	848	16,189
Edenred	426	17,896
Experian PLC	850	23,766
GMO Payment Gateway Inc	200	14,099
Intertek Group PLC	350	20,546
IWG PLC	4,691	10,045
Nihon M&A Center Inc	600	16,489
Persol Holdings Co Ltd	900	9,090
Randstad NV	416	14,760
Recruit Holdings Co Ltd	1,600	41,605
RELX PLC	1,788	38,466
Rentokil Initial PLC	4,100	19,749
Secom Co Ltd	200	16,692
Sohgo Security Services Co Ltd (a)	300	14,676
Transurban Group	1,858	13,760
Wirecard AG	128	14,774
		$405,438

Computers — 1.74%
Atos SE	290	19,747
Avast PLC (c)	534	2,609
Bechtle AG	201	25,915
CGI Inc (b)	289	15,646
Fujitsu Ltd	200	18,145
Itochu Techno-Solutions Corp (a)	600	17,214
Logitech International SA	1,008	43,818
Nihon Unisys Ltd	500	13,453
Nomura Research Institute Ltd	800	17,023
NTT Data Corp	1,200	11,606
Obic Co Ltd	200	26,338
Otsuka Corp	400	17,187
SCSK Corp	100	4,478
Teleperformance	94	19,677
		$252,856

Construction Materials — 2.08%
AGC Inc	500	12,364
Belimo Holding AG	7	45,527
Buzzi Unicem SpA	891	16,381
CRH PLC	779	21,350
Daikin Industries Ltd	300	36,745
Geberit AG	83	36,736

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
HeidelbergCement AG	283	$12,201
Kingspan Group PLC	418	22,451
LafargeHolcim Ltd	801	29,427
Nibe Industrier AB, Class B	826	12,074
Sika AG	280	46,531
Xinyi Glass Holdings Ltd	10,000	11,480
		$303,267

Distribution/Wholesale — 1.50%
Bunzl PLC	903	18,277
Ferguson PLC	323	20,284
ITOCHU Corp (a)	3,100	64,652
Marubeni Corp	2,400	12,031
Mitsubishi Corp	1,600	34,098
Mitsui & Co Ltd	1,800	25,169
Sumitomo Corp	1,000	11,523
Toromont Industries Ltd	473	20,721
Toyota Tsusho Corp	500	11,839
		$218,594

Diversified Financial Services — 2.32%
Amundi SA (c)	293	17,402
Ashmore Group PLC	3,791	16,801
ASX Ltd	337	15,980
BOC Aviation Ltd (c)	1,000	6,398
CI Financial Corp (a)	1,565	15,535
Deutsche Boerse AG	131	18,060
Euronext NV (c)	250	18,694
Hong Kong Exchanges & Clearing Ltd	1,164	35,103
IGM Financial Inc	804	13,340
Julius Baer Group Ltd	890	30,542
London Stock Exchange Group PLC	262	23,691
Magellan Financial Group Ltd	530	14,188
Mitsubishi UFJ Lease & Finance Co Ltd	2,700	13,359
ORIX Corp	1,100	13,304
Partners Group Holding AG	53	36,871
Schroders PLC	624	19,253
Singapore Exchange Ltd	1,500	9,698
TMX Group Ltd	265	19,729
		$337,948

Electric — 3.45%
A2A SpA	11,131	13,909
ACEA SpA	1,023	16,337
AGL Energy Ltd	1,424	15,057
Algonquin Power & Utilities Corp	1,668	22,460
Canadian Utilities Ltd, Class A	775	18,526
Contact Energy Ltd	904	3,107
EDP - Energias de Portugal SA	5,262	21,229
Elia Group SA	250	24,567
Emera Inc	520	20,507
Endesa SA	776	16,663
Enel SpA	12,222	85,447
Engie SA	1,819	18,882
Fortis Inc	540	20,824
Hera SpA	4,977	17,939
Iberdrola SA	8,708	86,283
Mercury NZ Ltd	1,541	3,880
Origin Energy Ltd	3,424	9,225
Power Assets Holdings Ltd	1,500	8,968
Red Electrica Corp SA	1,006	18,157
SSE PLC	1,540	24,963
Terna Rete Elettrica Nazionale SpA	3,180	20,237

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Uniper SE	623	$15,453
		$502,620

Electrical Components & Equipment — 0.55%
Brother Industries Ltd	900	13,844
Legrand SA	286	18,446
Schneider Electric SE	555	48,100
		$80,390

Electronics — 1.46%
ABB Ltd	1,975	34,893
Halma PLC	973	23,217
Hitachi High-Technologies Corp	300	22,265
Hoya Corp	800	68,449
Kyocera Corp	300	17,879
MINEBEA MITSUMI Inc	1,000	15,010
Omron Corp	300	15,708
TDK Corp	200	15,587
		$213,008

Engineering & Construction — 1.98%
Acciona SA	193	20,722
ACS Actividades de Construccion y Servicios SA	511	10,040
Aena SME SA (c)	112	12,293
Alten SA	179	12,921
Auckland International Airport Ltd	844	2,513
Bouygues SA	510	15,029
CK Infrastructure Holdings Ltd	1,500	7,971
Eiffage SA	197	14,014
Fraport AG Frankfurt Airport Services Worldwide	241	9,808
HOCHTIEF AG	179	11,944
HomeServe PLC	1,617	21,250
Infrastrutture Wireless Italiane SpA (c)	1,969	21,455
Obayashi Corp	1,600	13,779
Shimizu Corp	1,700	13,360
Signature Aviation PLC	6,503	13,328
Skanska AB, Class B	517	7,915
Sydney Airport	3,398	11,684
Vinci SA	557	46,319
WSP Global Inc	391	22,205
		$288,550

Entertainment — 0.97%
CTS Eventim AG & Co KGaA	363	16,487
Evolution Gaming Group AB (c)	533	18,211
Flutter Entertainment PLC	252	22,812
Genting Singapore Ltd	14,600	7,088
OPAP SA	2,164	16,540
Oriental Land Co Ltd	300	38,558
Tabcorp Holdings Ltd	5,626	8,755
Toho Co Ltd	400	12,276
		$140,727

Environmental Control — 0.13%
Waste Connections Inc (a)	249	19,321

Food — 5.29%
AAK AB	540	8,837
Ajinomoto Co Inc	900	16,828
Axfood AB	493	10,077
Calbee Inc	500	13,583
Chocoladefabriken Lindt & Spruengli AG	5	42,364
Coles Group Ltd	1,772	16,524

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Danone SA	654	$42,297
Empire Co Ltd	844	16,510
Glanbia PLC	1,644	17,896
ICA Gruppen AB	227	9,589
Jeronimo Martins SGPS SA	1,211	21,957
Kerry Group PLC, Class A	175	20,304
Kobe Bussan Co Ltd	300	11,886
Koninklijke Ahold Delhaize NV	2,461	57,772
Loblaw Cos Ltd	401	20,673
MEIJI Holdings Co Ltd	200	14,285
Metro Inc	519	20,988
Mowi ASA	319	4,868
Nestle SA	2,814	290,756
Orkla ASA	810	6,936
Salmar ASA	168	5,614
Seven & i Holdings Co Ltd	800	26,606
Tate & Lyle PLC	2,606	21,234
Tesco PLC	9,055	25,734
Woolworths Group Ltd	1,239	26,750
		$770,868

Food Service — 0.15%
Compass Group PLC	1,401	21,996

Forest Products & Paper — 0.41%
Mondi PLC	1,231	21,116
Smurfit Kappa Group PLC	687	19,488
UPM-Kymmene Oyj (a)	691	19,121
		$59,725

Gas — 0.51%
China Gas Holdings Ltd	2,800	9,751
Enagas SA	882	17,602
Hong Kong & China Gas Co Ltd	6,000	9,891
Italgas SpA	3,165	17,415
National Grid PLC	58	682
Snam SpA	4,045	18,755
		$74,096

Hand/Machine Tools — 0.51%
Amada Holdings Co Ltd	1,500	11,900
Fuji Electric Co Ltd	500	11,388
Schindler Holding AG	184	40,604
Techtronic Industries Co Ltd	1,586	10,290
		$74,182

Healthcare — Products — 2.26%
Asahi Intecc Co Ltd	600	14,910
Cochlear Ltd	131	15,105
Coloplast A/S, Class B	132	19,239
ConvaTec Group PLC (c)	10,948	25,361
DiaSorin SpA	176	23,429
EssilorLuxottica SA	303	32,843
Fisher & Paykel Healthcare Corp Ltd	446	8,085
Koninklijke Philips NV	872	35,502
Lifco AB, Class B	222	8,191
Sartorius Stedim Biotech	146	29,467
Smith & Nephew PLC	979	17,444
Sonova Holding AG	170	30,803
Straumann Holding AG	50	37,476
Sysmex Corp	200	14,594

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Terumo Corp (a)	500	$17,298
		$329,747

Healthcare — Services — 0.97%
BioMerieux	247	27,950
Eurofins Scientific SE (a)	44	21,886
Fresenius Medical Care AG & Co KGaA	304	20,184
Fresenius SE & Co KGaA	437	16,353
NMC Health PLC (d)	708	8,252
Orpea	167	17,544
Ramsay Health Care Ltd	421	14,833
Sonic Healthcare Ltd	973	14,561
		$141,563

Holding Companies — Diversified — 0.07%
CK Hutchison Holdings Ltd	1,500	10,119

Home Builders — 0.80%
Barratt Developments PLC	2,960	16,214
Bellway PLC	573	15,345
Berkeley Group Holdings PLC	459	20,610
Daiwa House Industry Co Ltd	500	12,451
Persimmon PLC	884	21,043
Sekisui House Ltd	800	13,277
Taylor Wimpey PLC	11,877	17,334
		$116,274

Home Furnishings — 1.09%
Hoshizaki Corp	200	15,085
Howden Joinery Group PLC	3,423	21,769
Panasonic Corp	2,100	16,112
Rational AG	31	16,541
SEB SA	135	16,899
Sony Corp	1,200	71,660
		$158,066

Household Products — 2.29%
Beiersdorf AG	173	17,661
Essity AB, Class B	359	11,105
Kao Corp	500	41,060
L'Oreal SA	249	65,607
Shiseido Co Ltd	400	23,741
Unicharm Corp	500	18,837
Unilever NV	1,460	72,147
Unilever PLC	1,643	83,172
		$333,330

Household Products/Wares — 0.14%
Reckitt Benckiser Group PLC	261	19,938

Insurance — 4.65%
Ageas	368	15,386
AIA Group Ltd	7,507	67,926
Allianz SE	542	93,778
Assicurazioni Generali SpA	1,054	14,426
Aviva PLC	4,804	16,022
AXA SA	566	9,856
Dai-ichi Life Holdings Inc	1,100	13,253
Great-West Lifeco Inc	951	16,428
Grupo Catalana Occidente SA	643	13,063
Hannover Rueck SE	121	17,482
iA Financial Corp Inc	502	15,781
Insurance Australia Group Ltd	3,454	13,172

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Intact Financial Corp	227	$19,619
Manulife Financial Corp	3,782	47,487
Medibank Pvt Ltd	8,026	13,132
MS&AD Insurance Group Holdings Inc	500	14,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	132	26,802
Power Corp of Canada (a)	991	15,943
Prudential PLC	344	4,424
Sampo OYJ, Class A	514	15,091
Sompo Holdings Inc	400	12,436
Sony Financial Holdings Inc	700	11,894
Sun Life Financial Inc	511	16,438
Swiss Life Holding AG	86	29,432
Swiss Re AG	306	23,704
T&D Holdings Inc	1,500	12,332
Tokio Marine Holdings Inc	700	32,225
Topdanmark A/S	330	13,358
Unipol Gruppo SpA	3,836	13,259
Zurich Insurance Group AG	137	48,879
		$677,094

Internet — 1.19%
Auto Trader Group PLC (c)	3,761	20,513
Kakaku.com Inc	700	12,922
M3 Inc (a)	700	20,800
MonotaRO Co Ltd	600	16,004
Rakuten Inc (a)	1,600	12,202
Rightmove PLC	3,484	21,092
Scout24 AG (c)	102	6,159
Shopify Inc, Class A (b)	90	37,707
Trend Micro Inc	100	4,966
Z Holdings Corp	3,500	11,328
ZOZO Inc (a)	700	9,446
		$173,139

Investment Companies — 0.32%
EXOR NV	305	15,810
L E Lundbergforetagen AB, Class B	278	11,443
Sofina SA	92	18,853
		$46,106

Iron & Steel — 0.21%
Evraz PLC	4,102	11,800
Fortescue Metals Group Ltd	3,101	19,074
		$30,874

Lodging — 0.33%
City Developments Ltd	1,300	6,622
InterContinental Hotels Group PLC	378	16,506
Melco International Development Ltd	5,000	7,249
NagaCorp Ltd	8,000	8,162
Sands China Ltd	2,436	8,923
		$47,462

Machinery — Construction & Mining — 0.56%
Epiroc AB, Class A	966	9,615
Hitachi Construction Machinery Co Ltd	700	14,251
Hitachi Ltd	900	26,307
Komatsu Ltd	700	11,578
Mitsubishi Heavy Industries Ltd	400	10,165
Sandvik AB	672	9,595
		$81,511

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified — 1.92%
ANDRITZ AG	500	$15,761
Atlas Copco AB, Class A	2,003	67,607
FANUC Corp	200	27,259
Hexagon AB, Class B	308	13,201
Keyence Corp	200	64,785
KION Group AG	388	16,877
Kone OYJ, Class B	469	26,701
Metso OYJ	547	13,103
Spirax-Sarco Engineering PLC	245	24,847
Sumitomo Heavy Industries Ltd	500	9,072
		$279,213

Media — 0.53%
Informa PLC	2,251	12,375
Quebecor Inc, Class B	1,006	22,239
Thomson Reuters Corp	342	23,301
Wolters Kluwer NV	280	19,819
		$77,734

Metal Fabrication & Hardware — 0.37%
SKF AB, Class B (a)	634	8,761
VAT Group AG (c)	325	45,247
		$54,008

Mining — 1.82%
BHP Group Ltd (a)	4,296	76,579
BHP Group PLC	3,690	57,384
Evolution Mining Ltd	6,024	14,154
Kirkland Lake Gold Ltd	510	15,021
Newcrest Mining Ltd	785	11,130
Polymetal International PLC	1,781	30,517
Rio Tinto Ltd	294	15,294
Rio Tinto PLC	957	44,201
		$264,280

Miscellaneous Manufacture — 0.46%
Aalberts NV	516	12,315
JSR Corp	1,000	18,535
Siemens AG	430	36,740
		$67,590

Office & Business Equipment — 0.14%
FUJIFILM Holdings Corp (a)	400	20,233

Oil & Gas — 3.00%
Aker BP ASA	275	3,507
BP PLC	13,601	58,148
Canadian Natural Resources Ltd	1,084	14,828
DCC PLC	270	17,104
Eni SpA	2,496	25,381
Equinor ASA	387	4,882
Imperial Oil Ltd	877	9,915
Inpex Corp	1,700	9,625
Oil Search Ltd	3,728	5,458
OMV AG	381	10,572
Royal Dutch Shell PLC, Class A	7,974	140,545
Santos Ltd	3,530	7,426
Suncor Energy Inc	1,524	24,323
TOTAL SA	2,456	95,862
Woodside Petroleum Ltd	843	9,442
		$437,018

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Packaging & Containers — 0.11%
Huhtamaki OYJ	512	$16,477

Pharmaceuticals — 9.43%
Alfresa Holdings Corp	700	13,111
Amplifon SpA	833	17,198
Astellas Pharma Inc	1,100	17,095
AstraZeneca PLC	1,209	108,363
Bayer AG	377	21,975
Chugai Pharmaceutical Co Ltd	200	23,250
Daiichi Sankyo Co Ltd	600	41,483
Galapagos NV (b)	46	9,183
GlaxoSmithKline PLC	6,186	116,376
Grifols SA	446	15,249
Hikma Pharmaceuticals PLC	872	22,041
Ipsen SA	215	11,188
Kobayashi Pharmaceutical Co Ltd	200	18,600
Medipal Holdings Corp	700	13,137
Merck KGaA	95	9,809
Nippon Shinyaku Co Ltd	200	15,773
Novartis AG	2,898	240,421
Novo Nordisk A/S, Class B	2,211	133,641
Ono Pharmaceutical Co Ltd	900	20,808
Roche Holding AG	971	316,822
Sanofi	1,067	94,308
Santen Pharmaceutical Co Ltd	900	15,552
Shionogi & Co Ltd	300	14,835
Sino Biopharmaceutical Ltd	9,000	11,864
Suzuken Co Ltd/Aichi Japan	300	10,979
Takeda Pharmaceutical Co Ltd	500	15,383
UCB SA	281	24,483
		$1,372,927

Pipelines — 0.96%
APA Group	2,381	15,026
Enbridge Inc	1,919	55,881
TC Energy Corp	1,533	68,137
		$139,044

Private Equity — 0.71%
3i Group PLC	1,644	16,177
Brookfield Asset Management Inc, Class A	1,640	72,695
Intermediate Capital Group PLC	1,318	14,676
		$103,548

Real Estate — 2.17%
Azrieli Group Ltd	91	5,262
CapitaLand Ltd	3,600	7,219
Castellum AB	489	8,305
CK Asset Holdings Ltd	1,516	8,301
Daito Trust Construction Co Ltd	100	9,361
Fastighets AB Balder, Class B (b)	277	9,996
Henderson Land Development Co Ltd	2,000	7,623
Hulic Co Ltd	1,700	17,360
Hysan Development Co Ltd	3,000	9,751
Kerry Properties Ltd	3,500	9,232
LEG Immobilien AG	179	20,275
Mitsubishi Estate Co Ltd	1,400	20,767
Mitsui Fudosan Co Ltd	700	12,177
Nomura Real Estate Holdings Inc	800	13,058
PSP Swiss Property AG	323	40,505
REA Group Ltd	252	11,934
Shimao Property Holdings Ltd	4,000	14,085
Sumitomo Realty & Development Co Ltd	400	9,802

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate (continued)
Swiss Prime Site AG	419	$41,247
Tokyu Fudosan Holdings Corp	2,500	12,044
Vonovia SE	403	19,939
Wharf Real Estate Investment Co Ltd	2,000	8,229
		$316,472

REITs — 2.34%
Advance Residence Investment Corp	5	14,578
Allied Properties Real Estate Investment Trust	565	17,962
British Land Co PLC/The	3,280	13,697
Canadian Apartment Properties REIT	555	16,796
CapitaLand Commercial Trust	6,200	6,674
CapitaLand Mall Trust	4,900	6,171
Champion REIT	17,000	10,262
Daiwa Office Investment Corp	2	11,086
Goodman Group	1,924	14,320
GPT Group/The	4,430	9,891
Inmobiliaria Colonial Socimi SA	1,693	16,123
Japan Hotel REIT Investment Corp	21	6,133
Japan Prime Realty Investment Corp	4	12,090
Klepierre SA	602	11,666
Land Securities Group PLC	2,240	15,492
Link REIT	1,000	8,474
Mapletree Commercial Trust	5,600	7,210
Mapletree Logistics Trust	7,900	8,782
Merlin Properties Socimi SA	1,463	11,085
Mirvac Group	8,918	11,465
Nippon Building Fund Inc	2	13,467
Nippon Prologis REIT Inc	6	15,133
Nomura Real Estate Master Fund Inc	9	11,434
Segro PLC	2,366	22,452
UNITE Group PLC/The	1,757	17,492
United Urban Investment Corp	8	7,998
Warehouses De Pauw CVA	777	22,426
		$340,359

Retail — 3.57%
ABC-Mart Inc	300	15,094
Alimentation Couche-Tard Inc, Class B	2,229	52,506
Bosideng International Holdings Ltd	28,000	6,573
Canadian Tire Corp Ltd, Class A	204	12,313
Cie Financiere Richemont SA	587	32,360
Cosmos Pharmaceutical Corp	100	23,976
Dollarama Inc	638	17,699
Fast Retailing Co Ltd	100	41,097
Fielmann AG	277	16,237
Hennes & Mauritz AB, Class B (a)	540	6,987
Industria de Diseno Textil SA	2,214	57,773
JD Sports Fashion PLC	2,553	14,514
Lawson Inc	300	16,545
Marui Group Co Ltd	800	13,504
Matsumotokiyoshi Holdings Co Ltd (a)	400	14,620
Moncler SpA	573	21,038
Next PLC	310	15,679
Nitori Holdings Co Ltd	100	13,560
Pan Pacific International Holdings Corp	1,000	19,056
Pandora A/S (a)	397	12,956
Restaurant Brands International Inc	321	12,935
Tsuruha Holdings Inc	200	26,524
USS Co Ltd	800	11,056
Welcia Holdings Co Ltd	300	21,065

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Wesfarmers Ltd	1,114	$23,483
		$519,150

Semiconductors — 1.89%
Advantest Corp (a)	400	16,145
ASM International NV	222	22,364
ASM Pacific Technology Ltd	900	8,428
ASML Holding NV	496	132,629
STMicroelectronics NV	1,056	23,148
SUMCO Corp	1,200	15,546
Tokyo Electron Ltd	300	56,792
		$275,052

Shipbuilding — 0.05%
Yangzijiang Shipbuilding Holdings Ltd	13,400	7,825

Software — 1.40%
CompuGroup Medical SE	30	1,851
Constellation Software Inc	23	20,903
Dassault Systemes SE	149	22,185
Konami Holdings Corp	300	9,249
Micro Focus International PLC	335	1,664
Nemetschek SE	58	2,897
Open Text Corp	251	8,777
SAP SE	1,020	115,646
Temenos AG	58	7,647
TIS Inc	300	4,986
WiseTech Global Ltd	786	8,267
		$204,072

Telecommunications — 3.83%
BCE Inc	1,597	65,512
Deutsche Telekom AG	3,282	42,763
Elisa OYJ	396	24,667
Eutelsat Communications SA	1,098	11,536
Hellenic Telecommunications Organization SA	1,483	17,959
Hikari Tsushin Inc	100	16,861
KDDI Corp	2,900	86,036
Nice Ltd (b)	48	7,095
Nippon Telegraph & Telephone Corp	2,600	62,277
NTT DOCOMO Inc	1,200	37,688
Proximus SADP	688	15,836
Singapore Telecommunications Ltd	4,200	7,535
Softbank Corp	1,200	15,340
SoftBank Group Corp	600	21,137
Swisscom AG	83	44,859
Telekom Austria AG	2,810	19,680
Telenor ASA	367	5,362
TELUS Corp	1,284	20,301
Vodafone Group PLC	25,353	35,585
		$558,029

Toys, Games & Hobbies — 0.37%
Bandai Namco Holdings Inc (a)	300	14,623
Nintendo Co Ltd	100	38,698
		$53,321

Transportation — 3.24%
Aurizon Holdings Ltd	4,625	12,034
Canadian National Railway Co	976	76,309
Canadian Pacific Railway Ltd	282	62,229
Central Japan Railway Co	200	32,216
ComfortDelGro Corp Ltd	5,400	5,775

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Transportation (continued)
Deutsche Post AG	899	$24,565
DSV PANALPINA A/S	167	15,251
East Japan Railway Co	400	30,415
Hankyu Hanshin Holdings Inc	400	13,522
Keihan Holdings Co Ltd	400	17,856
Keikyu Corp	800	13,519
Keisei Electric Railway Co Ltd	400	11,607
Kintetsu Group Holdings Co Ltd	300	13,950
Kyushu Railway Co	500	14,415
MTR Corp Ltd	2,000	10,332
Nagoya Railroad Co Ltd	500	14,090
Odakyu Electric Railway Co Ltd	700	15,442
Poste Italiane SpA (c)	1,797	15,300
Seibu Holdings Inc	900	9,944
SG Holdings Co Ltd	700	16,750
Tobu Railway Co Ltd	500	17,531
Tokyu Corp	900	14,229
West Japan Railway Co	200	13,757
		$471,038

Water — 0.22%
Pennon Group PLC	2,424	32,683
TOTAL COMMON STOCKS		$14,332,862
PREFERRED STOCKS — 0.74%	Shares Held	Value

Auto Manufacturers — 0.50%
Porsche Automobil Holding SE
3.24%, 03/24/2021	314	$13,395
Volkswagen AG
2.84%, 09/29/2023	507	59,742
		$73,137

Household Products/Wares — 0.24%
Henkel AG & Co KGaA
1.98%, 08/07/2022	427	34,473
TOTAL PREFERRED STOCKS		$107,610
INVESTMENT COMPANIES — 4.26%	Shares Held	Value

Money Market Funds — 4.26%
Principal Government Money Market Fund 0.53% (e),(f),(g)	570,020	$570,020
State Street Institutional U.S. Government Money Market Fund 0.32% (g)	50,820	50,820
TOTAL INVESTMENT COMPANIES		$620,840
Total Investments		$15,061,312
Other Assets and Liabilities — (3.43)%		(499,367)

Total Net Assets — 100.00%		$14,561,945

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $248,684 or 1.71% of net assets.
(d)	Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of Directors. As of March 31, 2020, the fair value of the security totaled $8,252 or 0.06% of net assets.
(e)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $570,020 or 3.91% of net assets.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(g) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal International Multi-Factor Core Index ETF
	March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Location			Percent
Japan			22.89%
Switzerland			12.10%
United Kingdom			11.69%
Canada			10.47%
France			8.26%
Germany			7.02%
Australia			5.06%
United States			4.40%
Netherlands			3.90%
Italy			2.88%
Spain			2.49%
Hong Kong			2.00%
Sweden			1.93%
Denmark			1.79%
Belgium			1.23%
Ireland			1.13%
Singapore			1.00%
Finland			0.91%
Austria			0.39%
Portugal			0.30%
Norway			0.25%
Greece			0.24%
Cyprus			0.21%
Israel			0.16%
Jordan			0.15%
Luxembourg			0.15%
New Zealand			0.12%
Russia			0.08%
Macau			0.06%
United Arab Emirates			0.06%
Cambodia			0.06%
China			0.05%
Other Assets and Liabilities			(3.43)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$1,555,302	$985,282	$570,020
	$—		$1,555,302	$985,282	$570,020

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS — 97.18%	Amount	Value

Aerospace & Defense — 4.27%
Boeing Co/The
2.70%, 02/01/2027	$770,000	$706,061
2.80%, 03/01/2024	300,000	281,599
3.50%, 03/01/2039	350,000	320,240
3.63%, 03/01/2048	210,000	182,516
3.75%, 02/01/2050	295,000	269,222
3.90%, 05/01/2049	415,000	374,527
Lockheed Martin Corp
3.35%, 09/15/2021	280,000	284,861
4.09%, 09/15/2052 (a)	110,000	132,171
United Technologies Corp
3.65%, 08/16/2023	22,000	23,133
3.95%, 08/16/2025	435,000	474,843
4.13%, 11/16/2028	405,000	444,590
4.50%, 06/01/2042	640,000	739,314
4.63%, 11/16/2048 (a)	75,000	88,632
		$4,321,709

Agriculture — 2.23%
Altria Group Inc
4.00%, 01/31/2024	350,000	360,451
5.80%, 02/14/2039	95,000	103,998
5.95%, 02/14/2049	120,000	138,761
BAT Capital Corp
3.22%, 08/15/2024	880,000	846,819
3.22%, 09/06/2026	440,000	418,388
4.54%, 08/15/2047	315,000	286,694
Reynolds American Inc
5.85%, 08/15/2045	95,000	102,044
		$2,257,155

Airlines — 2.93%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024	698,287	709,649
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	761,688	820,787
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033	230,000	201,215
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	559,365	563,228
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 11/01/2033	205,000	184,456
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	489,270	488,978
		$2,968,313

Auto Manufacturers — 0.71%
General Motors Financial Co Inc
3.95%, 04/13/2024 (a)	650,000	589,027
6.25%, 10/02/2043	170,000	134,249
		$723,276

Banks — 20.33%
ANZ New Zealand Int'l Ltd
2.55%, 02/13/2030	625,000	606,517
Bank of America Corp
(3-month USD LIBOR + 0.01%),
2.88%, 10/22/2030 (b)	535,000	534,810
(3-month USD LIBOR + 1.18%),
3.19%, 07/23/2030 (b)	465,000	474,319

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Bank of America Corp (continued)
(3-month USD LIBOR + 0.97%),
3.46%, 03/15/2025 (b)	$15,000	$15,468
4.10%, 07/24/2023 (a)	445,000	474,098
4.20%, 08/26/2024	225,000	239,313
4.25%, 10/22/2026	310,000	329,500
(3-month USD LIBOR + 2.66%),
4.30%, 01/28/2025 (a),(b),(c)	375,000	322,500
Barclays PLC
5.20%, 05/12/2026	400,000	410,960
BNP Paribas SA
(5-year Treasury Constant Maturity Rate + 2.94%),
4.50%, 02/25/2030 (a),(b),(c),(d)	605,000	465,850
Citigroup Inc
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (b)	40,000	40,016
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 3.29%),
5.10%, 01/24/2030 (a),(b),(c),(d)	400,000	309,000
Discover Bank
2.70%, 02/06/2030	250,000	215,607
First Republic Bank
2.50%, 06/06/2022	250,000	240,669
4.63%, 02/13/2047	735,000	794,606
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.05%),
2.91%, 06/05/2023 (b)	945,000	947,716
3.63%, 02/20/2024	635,000	662,118
3.85%, 01/26/2027	910,000	938,282
5.75%, 01/24/2022	425,000	450,270
HSBC Holdings PLC
(3-month USD LIBOR + 1.14%),
2.63%, 11/07/2025 (b)	565,000	548,102
JPMorgan Chase & Co
4.35%, 08/15/2021	500,000	512,803
4.60%, 02/01/2025 (c)	720,000	630,144
5.50%, 10/15/2040	780,000	1,018,764
Morgan Stanley
3.62%, 04/01/2031	285,000	298,093
5.00%, 11/24/2025	265,000	290,105
(3-month USD LIBOR + 3.81%),
5.55%, 07/15/2020 (b),(c)	825,000	717,750
5.75%, 01/25/2021	850,000	872,458
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	1,050,000	1,075,315
Skandinaviska Enskilda Banken AB
(5-year Swap rate + 3.85%),
5.75%, 05/13/2020 (b),(c)	3,000,000	2,982,516
Standard Chartered PLC
(3-month USD LIBOR + 1.21%),
2.82%, 01/30/2026 (b),(d)	400,000	378,982
Svenska Handelsbanken AB
3.90%, 11/20/2023	355,000	368,824
Synchrony Bank
3.00%, 06/15/2022	911,000	904,709
US Bancorp
3.00%, 07/30/2029	300,000	298,121
Wells Fargo & Co
3.75%, 01/24/2024	650,000	686,937
4.40%, 06/14/2046	290,000	311,447

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Westpac Banking Corp
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11%, 07/24/2034 (b)	$220,000	$213,257
		$20,579,946

Beverages — 3.66%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
3.65%, 02/01/2026	325,000	340,757
4.90%, 02/01/2046	385,000	419,328
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024	235,000	244,005
Anheuser-Busch InBev Worldwide Inc
4.60%, 04/15/2048	360,000	380,863
5.45%, 01/23/2039	295,000	339,468
Constellation Brands Inc
2.65%, 11/07/2022	315,000	301,116
3.70%, 12/06/2026	330,000	324,094
4.40%, 11/15/2025	525,000	529,532
Keurig Dr Pepper Inc
3.55%, 05/25/2021	815,000	824,560
		$3,703,723

Chemicals — 0.47%
DuPont de Nemours Inc
5.32%, 11/15/2038	425,000	477,366

Commercial Services — 0.86%
Global Payments Inc
2.65%, 02/15/2025	230,000	225,816
PayPal Holdings Inc
2.20%, 09/26/2022 (a)	345,000	343,413
2.65%, 10/01/2026	310,000	303,476
		$872,705

Computers — 1.32%
Apple Inc
4.65%, 02/23/2046	640,000	848,829
Dell International LLC / EMC Corp
4.90%, 10/01/2026 (d)	305,000	300,179
8.35%, 07/15/2046 (d)	155,000	184,024
		$1,333,032

Construction Materials — 0.59%
Carrier Global Corp
2.24%, 02/15/2025 (d)	200,000	194,287
2.49%, 02/15/2027 (d)	215,000	205,086
Martian Marietta Material Inc
2.50%, 03/15/2030	215,000	194,624
		$593,997

Diversified Financial Services — 3.61%
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030 (a),(d)	40,000	36,108
3.50%, 09/10/2049 (d)	180,000	162,517
Brookfield Finance Inc
3.45%, 04/15/2050	770,000	615,197
4.00%, 04/01/2024	450,000	447,861
4.85%, 03/29/2029 (a)	130,000	137,920
GE Capital International Funding Co Unlimited Co
4.42%, 11/15/2035	480,000	512,199

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services (continued)
Nuveen Finance LLC
4.13%, 11/01/2024 (d)	$1,650,000	$1,575,611
Visa Inc
1.90%, 04/15/2027	165,000	164,535
		$3,651,948

Electric — 7.48%
Alabama Power Co
3.45%, 10/01/2049	255,000	259,098
CMS Energy Corp
3.00%, 05/15/2026	235,000	230,206
Commonwealth Edison Co
4.00%, 03/01/2049	540,000	600,465
Dominion Energy Inc
4.25%, 06/01/2028	165,000	172,423
DTE Electric Co
3.95%, 03/01/2049	120,000	129,828
DTE Energy Co
3.40%, 06/15/2029	475,000	475,050
Duke Energy Florida LLC
3.80%, 07/15/2028	290,000	311,915
Duke Energy Ohio Inc
4.30%, 02/01/2049	165,000	190,707
Evergy Inc
2.90%, 09/15/2029	280,000	264,948
Exelon Corp
3.50%, 06/01/2022	735,000	712,173
FirstEnergy Corp
3.40%, 03/01/2050 (a)	495,000	467,263
Georgia Power Co
3.70%, 01/30/2050	90,000	93,152
MidAmerican Energy Co
3.15%, 04/15/2050	270,000	274,443
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029	195,000	187,997
3.50%, 04/01/2029	560,000	578,352
Public Service Co of Colorado
4.05%, 09/15/2049	110,000	123,051
Southern California Edison Co
4.20%, 03/01/2029	250,000	265,513
4.88%, 03/01/2049	365,000	421,140
Southern Co/The
(3-month USD LIBOR + 3.63%),
5.50%, 03/15/2057 (a),(b)	715,000	679,455
Tucson Electric Power Co
4.85%, 12/01/2048	150,000	168,785
Virginia Electric & Power Co
3.80%, 04/01/2028	595,000	630,024
4.60%, 12/01/2048	55,000	62,428
Xcel Energy Inc
2.60%, 12/01/2029	290,000	273,584
		$7,572,000

Environmental Control — 1.60%
Republic Services Inc
2.30%, 03/01/2030	160,000	151,243
2.50%, 08/15/2024	195,000	196,553
Waste Connections Inc
4.25%, 12/01/2028	340,000	362,400

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Environmental Control (continued)
Waste Management Inc
3.20%, 06/15/2026	$875,000	$910,448
		$1,620,644

Food — 0.34%
McCormick & Co Inc
3.15%, 08/15/2024	350,000	347,498

Gas — 0.85%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029	170,000	155,954
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029	450,000	455,365
Southern California Gas Co
2.55%, 02/01/2030	250,000	249,283
		$860,602

Healthcare — Products — 1.26%
Abbott Laboratories
4.90%, 11/30/2046	330,000	450,351
Boston Scientific Corp
4.00%, 03/01/2029	70,000	74,127
4.70%, 03/01/2049 (a)	615,000	702,282
Medtronic Inc
4.63%, 03/15/2045	39,000	52,086
		$1,278,846

Healthcare — Services — 0.39%
Centene Corp
3.38%, 02/15/2030 (d)	290,000	269,700
UnitedHealth Group Inc
3.50%, 08/15/2039	120,000	129,412
		$399,112

Insurance — 5.63%
American International Group Inc
3.90%, 04/01/2026	400,000	411,971
4.50%, 07/16/2044	920,000	932,932
Arch Capital Finance LLC
5.03%, 12/15/2046	295,000	343,536
Markel Corp
3.35%, 09/17/2029	25,000	23,576
4.30%, 11/01/2047	350,000	320,186
PartnerRe Finance B LLC
3.70%, 07/02/2029	525,000	590,678
Progressive Corp
3.95%, 03/26/2050	140,000	163,491
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58),
5.00%, 04/02/2049 (b),(d)	200,000	203,800
XLIT Ltd
4.45%, 03/31/2025	1,780,000	1,838,268
5.50%, 03/31/2045	825,000	869,273
		$5,697,711

Iron & Steel — 0.18%
Steel Dynamics Inc
3.45%, 04/15/2030 (a)	205,000	185,517

Machinery — Construction & Mining — 0.27%
Caterpillar Inc
3.25%, 09/19/2049	280,000	269,278

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Machinery — Diversified — 0.24%
John Dheere Capital Corp
1.75%, 03/09/2027	$250,000	$240,324

Media — 5.75%
Charter Communications Operating LLC / Charter Communications Operating
Capital
3.58%, 07/23/2020	730,000	727,729
4.80%, 03/01/2050	375,000	390,215
4.91%, 07/23/2025	405,000	429,945
Comcast Corp
2.65%, 02/01/2030 (a)	135,000	138,886
3.38%, 02/15/2025	625,000	665,777
3.95%, 10/15/2025	485,000	527,360
3.97%, 11/01/2047	395,000	449,234
4.60%, 10/15/2038	670,000	820,092
Fox Corp
5.48%, 01/25/2039	325,000	376,621
5.58%, 01/25/2049	170,000	203,317
NBCUniversal Media LLC
4.45%, 01/15/2043	510,000	643,499
ViacomCBS Inc
5.25%, 04/01/2044	415,000	445,303
		$5,817,978

Mining — 1.31%
BHP Billiton Finance USA Ltd
(5-year Swap rate + 5.09%),
6.75%, 10/19/2075 (b),(d)	500,000	530,130
Newmont Corp
2.25%, 10/01/2030	515,000	478,515
Teck Resources Ltd
5.40%, 02/01/2043	400,000	316,896
		$1,325,541

Miscellaneous Manufacture — 1.73%
General Electric Co
5.30%, 02/11/2021	1,000,000	1,012,226
5.88%, 01/14/2038	530,000	610,644
Parker-Hannifin Corp
2.70%, 06/14/2024	130,000	129,451
		$1,752,321

Oil & Gas — 3.03%
BP Capital Markets America Inc
3.59%, 04/14/2027	465,000	462,430
4.23%, 11/06/2028 (a)	25,000	26,947
Canadian Natural Resources Ltd
4.95%, 06/01/2047 (a)	120,000	86,090
Continental Resources Inc
3.80%, 06/01/2024	765,000	393,515
4.90%, 06/01/2044	60,000	26,079
Exxon Mobil Corp
2.02%, 08/16/2024	100,000	99,518
2.44%, 08/16/2029 (a)	325,000	335,643
3.00%, 08/16/2039	100,000	100,021
Marathon Oil Corp
4.40%, 07/15/2027	390,000	260,173
6.60%, 10/01/2037	600,000	410,171
Occidental Petroleum Corp
2.90%, 08/15/2024	165,000	90,309
3.20%, 08/15/2026	150,000	71,891
4.30%, 08/15/2039	135,000	56,583

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
Shell International Finance BV
3.13%, 11/07/2049 (a)	$100,000	$98,342
Total Capital International SA
2.83%, 01/10/2030	535,000	541,105
3.46%, 07/12/2049	5,000	5,097
		$3,063,914

Pharmaceuticals — 8.89%
AbbVie Inc
2.30%, 11/21/2022 (d)	170,000	170,133
2.60%, 11/21/2024 (d)	290,000	292,801
4.05%, 11/21/2039 (d)	180,000	185,150
Bayer US Finance II LLC
3.38%, 07/15/2024 (d)	250,000	251,017
3.88%, 12/15/2023 (d)	200,000	204,664
4.25%, 12/15/2025 (d)	950,000	986,731
Becton Dickinson and Co
3.36%, 06/06/2024	275,000	274,897
3.70%, 06/06/2027	235,000	237,218
4.69%, 12/15/2044	354,000	371,983
Bristol-Myers Squibb Co
2.60%, 05/16/2022 (d)	360,000	367,794
2.90%, 07/26/2024 (d)	165,000	174,860
4.13%, 06/15/2039 (d)	495,000	592,412
4.25%, 10/26/2049 (d)	565,000	707,694
Cigna Corp
3.40%, 09/17/2021	530,000	539,949
4.38%, 10/15/2028	210,000	225,371
4.90%, 12/15/2048	50,000	59,990
CVS Health Corp
3.00%, 08/15/2026 (a)	115,000	116,362
3.70%, 03/09/2023	1,325,000	1,376,235
4.10%, 03/25/2025	145,000	153,386
5.05%, 03/25/2048 (a)	195,000	222,793
Zoetis Inc
3.90%, 08/20/2028	1,195,000	1,241,876
4.45%, 08/20/2048	225,000	249,988
		$9,003,304

Pipelines — 4.59%
Energy Transfer Operating LP
3.75%, 05/15/2030	195,000	150,265
5.00%, 05/15/2050	245,000	190,719
5.15%, 03/15/2045	100,000	77,320
6.25%, 04/15/2049 (a)	300,000	257,090
Enterprise Products Operating LLC
3.13%, 07/31/2029	285,000	262,150
3.95%, 01/31/2060	160,000	134,450
4.20%, 01/31/2050	455,000	434,098
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042	360,000	341,977
MPLX LP
4.00%, 03/15/2028	70,000	60,708
4.88%, 12/01/2024	265,000	216,373
5.50%, 02/15/2049	460,000	387,938
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	575,000	488,574
5.75%, 05/15/2024	1,620,000	1,500,051
Western Midstream Operating LP
3.10%, 02/01/2025	290,000	147,826
		$4,649,539

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs — 2.46%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025	$920,000	$936,938
4.70%, 07/01/2030	420,000	450,931
Camden Property Trust
3.15%, 07/01/2029	25,000	24,595
Essex Portfolio LP
3.00%, 01/15/2030	235,000	222,507
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030	345,000	308,184
Mid-America Apartments LP
3.95%, 03/15/2029	155,000	157,935
Prologis LP
3.00%, 04/15/2050	195,000	168,745
VEREIT Operating Partnership LP
3.10%, 12/15/2029	260,000	224,505
		$2,494,340

Retail — 0.81%
Home Depot Inc/The
2.50%, 04/15/2027	190,000	191,491
3.30%, 04/15/2040	255,000	261,213
Target Corp
2.25%, 04/15/2025	310,000	316,266
Walmart Inc
4.05%, 06/29/2048	45,000	56,145
		$825,115

Semiconductors — 1.09%
Lam Research Corp
4.00%, 03/15/2029	220,000	243,287
4.88%, 03/15/2049	45,000	58,037
NVIDIA Corp
2.85%, 04/01/2030	190,000	198,287
Xilinx Inc
2.95%, 06/01/2024	605,000	602,944
		$1,102,555

Software — 3.08%
Adobe Inc
2.15%, 02/01/2027	230,000	232,884
2.30%, 02/01/2030	140,000	140,188
Autodesk Inc
2.85%, 01/15/2030	250,000	244,572
Fiserv Inc
3.50%, 07/01/2029	335,000	348,464
3.80%, 10/01/2023	485,000	500,943
Microsoft Corp
3.70%, 08/08/2046	615,000	738,270
Oracle Corp
2.50%, 04/01/2025	130,000	131,229
2.80%, 04/01/2027	315,000	319,656
salesforce.com Inc
3.70%, 04/11/2028	420,000	464,960
		$3,121,166

Telecommunications — 4.80%
AT&T Inc
3.60%, 07/15/2025	630,000	667,483
4.05%, 12/15/2023	400,000	419,324
4.75%, 05/15/2046	405,000	447,898
5.35%, 09/01/2040	405,000	467,300

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Telecommunications (continued)
AT&T Inc (continued)
5.38%, 10/15/2041	$725,000	$822,205
Rogers Communications Inc
3.70%, 11/15/2049	420,000	428,922
4.35%, 05/01/2049	105,000	118,871
Verizon Communications Inc
3.88%, 02/08/2029	355,000	392,600
5.25%, 03/16/2037	630,000	800,176
Vodafone Group PLC
4.88%, 06/19/2049	270,000	297,887
		$4,862,666

Transportation — 0.42%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	105,000	120,109
Canadian Pacific Railway Co
2.05%, 03/05/2030	325,000	302,130
		$422,239
TOTAL BONDS		$98,395,380
INVESTMENT COMPANIES — 5.03%	Shares Held	Value

Money Market Funds — 5.03%
Principal Government Money Market Fund 0.53% (e),(f),(g)	3,070,978	$3,070,978
State Street Institutional U.S. Government Money Market Fund 0.32% (g)	2,025,237	2,025,237
TOTAL INVESTMENT COMPANIES		$5,096,215
Total Investments		$103,491,595
Other Assets and Liabilities — (2.21)%		(2,241,003)

Total Net Assets — 100.00%		$101,250,592

(a) Security or a portion of the security was on loan at the end of the period.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,748,530 or 8.64% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(f)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $3,070,978 or 3.03% of net assets.
(g) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Financial			32.02%
Consumer, Non-cyclical			17.64%
Communications			10.55%
Industrial			9.11%
Utilities			8.33%
Energy			7.62%
Technology			5.49%
Investment Companies			5.03%
Consumer, Cyclical			4.46%
Basic Materials			1.96%
Other Assets and Liabilities			(2.21)%
TOTAL NET ASSETS			100.00%

Futures Contracts

					Value and Unrealized
Description and Expiration Date	Type	Contracts	Notional Amount	Appreciation/(Depreciation)
U.S. Long Bond CBT; June 2020	Long		11	$1,969,688	$36,289

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$8,621,063	$5,550,085	$3,070,978
	$—		$8,621,063	$5,550,085	$3,070,978

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.68%	Shares Held	Value

Apparel — 6.45%
adidas AG	2,769	$628,804
boohoo Group PLC (a)	35,537	84,220
Capri Holdings Ltd (a)	11,040	119,122
Carter's Inc	605	39,767
Columbia Sportswear Co	586	40,885
Deckers Outdoor Corp (a)	430	57,620
Gildan Activewear Inc	2,378	30,314
Hanesbrands Inc (b)	3,411	26,844
NIKE Inc, Class B	1,500	124,110
Tapestry Inc	3,885	50,311
Under Armour Inc, Class C (a)	3,231	26,042
		$1,228,039

Beverages — 3.69%
Brown-Forman Corp, Class B	2,362	131,115
Constellation Brands Inc, Class A	720	103,219
Davide Campari-Milano SpA	34,274	247,595
Diageo PLC	4,290	137,825
Molson Coors Brewing Co, Class B	2,117	82,584
		$702,338

Chemicals — 1.13%
Givaudan SA	69	214,706

Commercial Services — 14.80%
Adyen NV (a),(b),(c)	224	190,376
Bright Horizons Family Solutions Inc (a)	2,866	292,332
China Yuhua Education Corp Ltd (c)	212,000	156,961
Global Payments Inc	926	133,557
GMO Payment Gateway Inc	1,200	84,594
New Oriental Education & Technology Group Inc ADR (a)	5,606	606,794
PayPal Holdings Inc (a)	4,677	447,776
TAL Education Group ADR (a)	14,000	745,640
Wirecard AG	1,383	159,624
		$2,817,654

Computers — 1.41%
Apple Inc	665	169,103
International Business Machines Corp	895	99,282
		$268,385

Construction Materials — 0.88%
Fortune Brands Home & Security Inc	1,326	57,350
Masco Corp	3,213	111,073
		$168,423

Diversified Financial Services — 3.82%
Discover Financial Services	6,825	243,448
LexinFintech Holdings Ltd ADR (a),(b)	48,105	426,691
Pagseguro Digital Ltd, Class A (a),(b)	2,933	56,695
		$726,834

Electronics — 2.05%
Garmin Ltd	5,199	389,717

Entertainment — 0.37%
Madison Square Garden Co/The, Class A (a)	208	43,973
SeaWorld Entertainment Inc (a)	2,455	27,054
		$71,027

Food — 2.85%
Just Eat Takeaway (a),(c)	4,429	335,582
Kroger Co/The	5,134	154,636

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Sprouts Farmers Market Inc (a)	2,832	$52,647
		$542,865

Home Builders — 0.18%
Toll Brothers Inc	1,747	33,630

Home Furnishings — 1.70%
Sleep Number Corp (a)	1,345	25,770
Sony Corp	4,200	250,809
Tempur Sealy International Inc (a)	1,095	47,862
		$324,441

Internet — 28.72%
Alibaba Group Holding Ltd ADR (a)	2,461	478,615
Alphabet Inc, Class C (a)	414	481,403
Amazon.com Inc (a)	71	138,430
ASOS PLC (a)	8,075	119,858
Baozun Inc ADR (a),(b)	2,106	58,842
Booking Holdings Inc (a)	278	373,999
eBay Inc	3,403	102,294
Facebook Inc, Class A (a)	2,914	486,055
IAC/InterActiveCorp (a)	2,312	414,380
JOYY Inc (a)	4,008	213,466
Match Group Inc (a),(b)	6,434	424,901
Momo Inc ADR	13,209	286,503
Naspers Ltd, Class N	1,943	277,424
Netflix Inc (a)	1,363	511,807
Rightmove PLC	13,175	79,761
SINA Corp (a)	1,427	45,436
Snap Inc, Class A (a)	22,037	262,020
Tencent Holdings Ltd	3,745	183,657
Trip.com Group Ltd ADR (a)	10,277	240,996
TripAdvisor Inc	1,332	23,163
Twitter Inc (a)	3,791	93,107
Yandex NV, Class A (a)	5,058	172,225
		$5,468,342

Leisure Time — 1.36%
Planet Fitness Inc, Class A (a)	5,301	258,159

Media — 3.37%
AMC Networks Inc, Class A (a)	1,075	26,133
Comcast Corp, Class A	3,161	108,675
MSG Networks Inc, Class A (a),(b)	2,804	28,601
ViacomCBS Inc, Class B	2,656	37,211
Vivendi SA	15,480	333,348
Walt Disney Co/The	1,123	108,482
		$642,450

Real Estate — 0.41%
REA Group Ltd	1,650	78,138

REITs — 0.99%
AvalonBay Communities Inc	630	92,717
Essex Property Trust Inc	436	96,025
		$188,742

Retail — 19.37%
American Eagle Outfitters Inc	2,751	21,871
At Home Group Inc (a),(b)	3,414	6,896
Chipotle Mexican Grill Inc (a)	456	298,406
Dick's Sporting Goods Inc	1,717	36,503
Domino's Pizza Inc	484	156,850
Fast Retailing Co Ltd	1,000	410,974

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Foot Locker Inc	1,006	$22,182
Hennes & Mauritz AB, Class B	26,868	347,646
Home Depot Inc/The	2,531	472,563
Industria de Diseno Textil SA	15,380	401,335
Li Ning Co Ltd	55,500	162,146
Lowe's Cos Inc	1,154	99,302
Lululemon Athletica Inc (a)	2,964	561,826
Qurate Retail Inc, Series A (a)	3,816	23,297
Starbucks Corp	1,678	110,312
Urban Outfitters Inc (a)	12,289	174,995
Williams-Sonoma Inc (b)	1,122	47,707
Zalando SE (a),(c)	8,630	333,036
		$3,687,847

Semiconductors — 0.97%
NVIDIA Corp	703	185,311

Software — 4.93%
Activision Blizzard Inc	2,739	162,916
Bilibili Inc ADR (a)	17,769	416,150
Cornerstone OnDemand Inc (a)	1,113	35,338
Microsoft Corp	1,070	168,749
Take-Two Interactive Software Inc (a)	1,321	156,684
		$939,837

Toys, Games & Hobbies — 0.23%
Funko Inc, Class A (a)	11,160	44,528
TOTAL COMMON STOCKS		$18,981,413
INVESTMENT COMPANIES — 3.55%	Shares Held	Value

Money Market Funds — 3.55%
Principal Government Money Market Fund 0.53% (d),(e),(f)	623,690	$623,690
State Street Institutional U.S. Government Money Market Fund 0.32% (f)	52,344	52,344
TOTAL INVESTMENT COMPANIES		$676,034
Total Investments		$19,657,447
Other Assets and Liabilities — (3.23)%		(615,071)

Total Net Assets — 100.00%		$19,042,376

(a) Non-income producing security.
(b) Security or a portion of the security was on loan at the end of the period.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,015,955 or 5.34% of net assets.
(d)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $623,690 or 3.28% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(f) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal Millennials Index ETF
	March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Communications			32.09%
Consumer, Cyclical			29.66%
Consumer, Non-cyclical			21.33%
Technology			7.32%
Financial			5.22%
Investment Companies			3.55%
Industrial			2.93%
Basic Materials			1.13%
Other Assets and Liabilities			(3.23)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$8,013,481	$7,389,791	$623,690
	$—		$8,013,481	$7,389,791	$623,690

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.64%	Shares Held	Value

Advertising — 0.23%
Omnicom Group Inc	633	$34,752

Aerospace & Defense — 1.20%
Lockheed Martin Corp	529	179,305

Auto Manufacturers — 0.68%
Cummins Inc	744	100,678

Banks — 4.56%
Comerica Inc	1,322	38,787
Huntington Bancshares Inc	3,296	27,060
JPMorgan Chase & Co	1,560	140,447
KeyCorp	2,688	27,874
M&T Bank Corp	944	97,638
Northern Trust Corp	524	39,541
PNC Financial Services Group Inc/The	383	36,661
SVB Financial Group (a)	457	69,043
Truist Financial Corp	2,214	68,280
US Bancorp	3,168	109,138
Zions Bancorp NA	956	25,583
		$680,052

Beverages — 2.52%
Brown-Forman Corp, Class B	988	54,844
Coca-Cola Co/The	2,521	111,554
Constellation Brands Inc, Class A	283	40,571
PepsiCo Inc	1,408	169,101
		$376,070

Biotechnology — 1.54%
Amgen Inc	604	122,449
Biogen Inc (a)	146	46,191
Vertex Pharmaceuticals Inc (a)	259	61,629
		$230,269

Chemicals — 1.61%
Air Products & Chemicals Inc	270	53,895
Celanese Corp	1,104	81,022
FMC Corp	1,291	105,462
		$240,379

Commercial Services — 6.56%
Automatic Data Processing Inc	1,060	144,881
Cintas Corp	553	95,791
FleetCor Technologies Inc (a)	488	91,032
MarketAxess Holdings Inc	467	155,310
Moody's Corp	940	198,810
Rollins Inc	2,901	104,842
S&P Global Inc	249	61,017
Verisk Analytics Inc	911	126,975
		$978,658

Computers — 2.20%
Accenture PLC, Class A	1,018	166,199
Cognizant Technology Solutions Corp, Class A	2,301	106,927
Fortinet Inc (a)	552	55,846
		$328,972

Construction Materials — 0.24%
Lennox International Inc (b)	195	35,449

Distribution/Wholesale — 1.09%
Fastenal Co	5,185	162,031

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 7.93%
Alliance Data Systems Corp	276	$9,287
American Express Co	1,518	129,956
Capital One Financial Corp	1,948	98,218
Cboe Global Markets Inc	499	44,536
Charles Schwab Corp/The	1,035	34,797
Credit Acceptance Corp (a),(b)	259	66,224
Discover Financial Services	669	23,863
E*TRADE Financial Corp	972	33,359
Mastercard Inc, Class A	728	175,856
Raymond James Financial Inc	1,374	86,837
SEI Investments Co	2,150	99,631
Synchrony Financial	1,459	23,475
T Rowe Price Group Inc	1,146	111,907
TD Ameritrade Holding Corp	2,010	69,666
Visa Inc, Class A	1,098	176,910
		$1,184,522

Electric — 0.85%
AES Corp	6,585	89,556
DTE Energy Co	396	37,608
		$127,164

Electrical Components & Equipment — 0.99%
AMETEK Inc	2,057	148,145

Electronics — 5.45%
Allegion PLC	1,826	168,029
Amphenol Corp, Class A	1,735	126,447
Garmin Ltd	1,368	102,545
Honeywell International Inc	311	41,609
Mettler-Toledo International Inc (a)	240	165,722
TE Connectivity Ltd	1,375	86,597
Waters Corp (a)	673	122,520
		$813,469

Environmental Control — 0.62%
Republic Services Inc	635	47,663
Waste Management Inc	492	45,540
		$93,203

Food — 3.18%
Hershey Co/The	1,469	194,643
McCormick & Co Inc	1,202	169,734
Sysco Corp	2,403	109,649
		$474,026

Hand/Machine Tools — 0.22%
Snap-on Inc	306	33,299

Healthcare — Products — 5.70%
Align Technology Inc (a)	438	76,190
Baxter International Inc	664	53,910
IDEXX Laboratories Inc (a)	541	131,052
Intuitive Surgical Inc (a)	89	44,074
Medtronic PLC	1,263	113,897
ResMed Inc	1,602	235,959
Stryker Corp	862	143,514
Thermo Fisher Scientific Inc	186	52,750
		$851,346

Healthcare — Services — 1.13%
UnitedHealth Group Inc	678	169,080

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Household Products — 1.81%
Colgate-Palmolive Co	755	$50,102
Estee Lauder Cos Inc/The, Class A	1,035	164,917
Procter & Gamble Co/The	503	55,330
		$270,349

Household Products/Wares — 1.48%
Avery Dennison Corp	452	46,045
Church & Dwight Co Inc	756	48,520
Clorox Co/The	728	126,126
		$220,691

Insurance — 2.37%
Arthur J Gallagher & Co	597	48,661
Brown & Brown Inc	3,859	139,773
Progressive Corp/The	2,238	165,254
		$353,688

Internet — 2.11%
Booking Holdings Inc (a)	96	129,151
CDW Corp	1,210	112,857
F5 Networks Inc (a)	685	73,041
		$315,049

Iron & Steel — 0.45%
Nucor Corp	1,871	67,393
Machinery — Diversified — 4.78%
Graco Inc	3,472	169,191
IDEX Corp	1,131	156,202
Rockwell Automation Inc	914	137,932
Roper Technologies Inc	352	109,757
Xylem Inc	2,167	141,137
		$714,219

Media — 1.30%
FactSet Research Systems Inc	691	180,130
ViacomCBS Inc, Class B	943	13,211
		$193,341

Miscellaneous Manufacture — 2.48%
3M Co	555	75,763
Illinois Tool Works Inc	1,132	160,880
Parker-Hannifin Corp	652	84,584
Trane Technologies PLC	597	49,306
		$370,533

Oil & Gas — 0.22%
Cabot Oil & Gas Corp	1,935	33,263
Pharmaceuticals — 5.49%
AbbVie Inc	618	47,085
Bristol-Myers Squibb Co	3,156	175,915
Eli Lilly & Co	912	126,513
Johnson & Johnson	1,193	156,438
Merck & Co Inc	1,409	108,409
Zoetis Inc	1,743	205,134
		$819,494

Pipelines — 0.11%
ONEOK Inc	740	16,139
REITs — 2.02%
Alexandria Real Estate Equities Inc	366	50,164

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Extra Space Storage Inc	499	$47,784
Public Storage	773	153,526
Realty Income Corp	708	35,301
Simon Property Group Inc	262	14,373
		$301,148

Retail — 5.17%
Burlington Stores Inc (a)	676	107,119
Dollar General Corp	968	146,178
Home Depot Inc/The	884	165,052
O'Reilly Automotive Inc (a)	307	92,422
Ross Stores Inc	1,725	150,023
TJX Cos Inc/The	974	46,567
Ulta Salon Cosmetics & Fragrance Inc (a)	368	64,657
		$772,018

Semiconductors — 5.79%
Analog Devices Inc	1,071	96,015
Broadcom Inc	595	141,074
Intel Corp	2,142	115,925
KLA Corp	993	142,734
Lam Research Corp	275	66,000
Maxim Integrated Products Inc	2,119	103,005
Micron Technology Inc (a)	1,220	51,313
Texas Instruments Inc	468	46,767
Xilinx Inc	1,303	101,556
		$864,389

Software — 13.31%
Activision Blizzard Inc	1,177	70,008
Adobe Inc (a)	434	138,116
ANSYS Inc (a)	926	215,267
Broadridge Financial Solutions Inc	492	46,656
Cadence Design Systems Inc (a)	870	57,455
Citrix Systems Inc	1,091	154,431
Fiserv Inc (a)	1,349	128,142
Intuit Inc	658	151,340
Jack Henry & Associates Inc	867	134,593
Microsoft Corp	1,453	229,153
MSCI Inc	889	256,885
Paychex Inc	2,116	133,139
Paycom Software Inc (a)	266	53,735
Veeva Systems Inc, Class A (a)	1,393	217,823
		$1,986,743

Transportation — 2.25%
CH Robinson Worldwide Inc	1,272	84,206
Expeditors International of Washington Inc	1,533	102,282
Old Dominion Freight Line Inc	1,142	149,833
		$336,321
TOTAL COMMON STOCKS		$14,875,647
INVESTMENT COMPANIES — 0.84%	Shares Held	Value

Money Market Funds — 0.84%
Principal Government Money Market Fund 0.53% (c),(d),(e)	81,236	$81,236
State Street Institutional U.S. Government Money Market Fund 0.32% (e)	43,653	43,653
TOTAL INVESTMENT COMPANIES		$124,889

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2020 (unaudited)

Total Investments					$15,000,536
Other Assets and Liabilities — (0.48)%					(70,926)

Total Net Assets — 100.00%					$14,929,610

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)			Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $81,236 or 0.54% of net assets.
(d)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			29.40%
Technology			21.30%
Industrial			18.25%
Financial			16.88%
Consumer, Cyclical			6.93%
Communications			3.64%
Basic Materials			2.06%
Utilities			0.85%
Investment Companies			0.84%
Energy			0.33%
Other Assets and Liabilities			(0.48)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$329,766	$248,530	$81,236
	$—		$329,766	$248,530	$81,236

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.66%	Shares Held	Value

Aerospace & Defense — 0.62%
Boeing Co/The	312	$46,532
Spirit AeroSystems Holdings Inc, Class A	737	17,636
		$64,168

Agriculture — 0.53%
Altria Group Inc	1,422	54,989

Airlines — 1.27%
Delta Air Lines Inc	1,489	42,481
Southwest Airlines Co	2,466	87,814
		$130,295

Apparel — 1.21%
Carter's Inc	1,416	93,074
Hanesbrands Inc (a)	3,919	30,842
		$123,916

Auto Manufacturers — 1.84%
Cummins Inc	890	120,435
PACCAR Inc	1,119	68,404
		$188,839

Auto Parts & Equipment — 1.99%
Allison Transmission Holdings Inc	1,494	48,720
BorgWarner Inc	3,357	81,810
Lear Corp	905	73,531
		$204,061

Banks — 13.01%
Associated Banc-Corp	5,850	74,822
Bank of America Corp	4,746	100,758
Bank of New York Mellon Corp/The	1,388	46,748
Bank OZK	4,208	70,274
Citigroup Inc	2,159	90,937
Citizens Financial Group Inc	3,689	69,390
Comerica Inc	1,564	45,888
Fifth Third Bancorp	2,678	39,768
Home BancShares Inc	7,087	84,973
Huntington Bancshares Inc	9,455	77,626
KeyCorp	7,717	80,025
M&T Bank Corp	432	44,682
PacWest Bancorp	3,321	59,512
PNC Financial Services Group Inc/The	584	55,900
Popular Inc	1,316	46,060
Regions Financial Corp	8,309	74,532
Synovus Financial Corp	1,837	32,258
Truist Financial Corp	1,449	44,687
US Bancorp	1,427	49,160
Wells Fargo & Co	2,732	78,408
Zions Bancorp NA	2,665	71,315
		$1,337,723

Beverages — 0.61%
Constellation Brands Inc, Class A	440	63,078

Biotechnology — 1.42%
Amgen Inc	721	146,168

Chemicals — 2.36%
Celanese Corp	1,351	99,150
Chemours Co/The	1,917	17,004
LyondellBasell Industries NV, Class A	852	42,285
PolyOne Corp	2,273	43,119

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Westlake Chemical Corp	1,063	$40,574
		$242,132

Coal — 0.12%
Peabody Energy Corp	4,386	12,719

Commercial Services — 2.02%
H&R Block Inc	5,688	80,087
ManpowerGroup Inc	1,638	86,798
Robert Half International Inc	1,070	40,392
		$207,277

Computers — 4.09%
Apple Inc	427	108,582
HP Inc	6,995	121,433
MAXIMUS Inc	1,950	113,490
Seagate Technology PLC	1,584	77,299
		$420,804

Construction Materials — 2.46%
Fortune Brands Home & Security Inc	2,918	126,204
Masco Corp	3,671	126,906
		$253,110

Diversified Financial Services — 10.69%
Affiliated Managers Group Inc	665	39,328
Alliance Data Systems Corp	795	26,752
Ally Financial Inc	2,725	39,322
Ameriprise Financial Inc	1,048	107,399
Capital One Financial Corp	884	44,571
Discover Financial Services	1,904	67,916
E*TRADE Financial Corp	2,818	96,714
Evercore Inc, Class A	1,492	68,721
Franklin Resources Inc	4,215	70,348
Intercontinental Exchange Inc	956	77,197
Lazard Ltd, Class A	3,689	86,913
Nasdaq Inc	806	76,530
Santander Consumer USA Holdings Inc	6,697	93,155
SEI Investments Co	1,399	64,830
Synchrony Financial	4,180	67,256
T Rowe Price Group Inc	737	71,968
		$1,098,920

Electrical Components & Equipment — 0.65%
AMETEK Inc	927	66,763

Electronics — 4.40%
Allegion PLC	820	75,456
Gentex Corp	3,623	80,286
Honeywell International Inc	890	119,073
Hubbell Inc	625	71,713
TE Connectivity Ltd	1,681	105,869
		$452,397

Hand/Machine Tools — 0.91%
Snap-on Inc	859	93,476

Healthcare — Services — 0.46%
HCA Healthcare Inc	531	47,710

Home Builders — 1.32%
PulteGroup Inc	2,730	60,934

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Home Builders (continued)
Toll Brothers Inc	3,857	$74,247
		$135,181

Home Furnishings — 0.81%
Whirlpool Corp	975	83,655
Insurance — 5.92%
Allstate Corp/The	1,457	133,651
American Financial Group Inc	764	53,541
First American Financial Corp	1,453	61,622
Lincoln National Corp	2,180	57,378
Primerica Inc	1,097	97,062
Progressive Corp/The	1,016	75,021
Prudential Financial Inc	1,434	74,769
Unum Group	3,664	54,997
		$608,041

Internet — 1.66%
CDW Corp	1,469	137,014
Expedia Group Inc	592	33,312
		$170,326

Iron & Steel — 0.80%
Steel Dynamics Inc	3,650	82,271
Leisure Time — 0.36%
Harley-Davidson Inc (a)	1,964	37,179
Lodging — 0.50%
Las Vegas Sands Corp	1,207	51,261
Machinery — Construction & Mining — 1.11%
Oshkosh Corp	1,775	114,186
Machinery — Diversified — 0.61%
Rockwell Automation Inc	413	62,326
Media — 4.49%
Altice USA Inc, Class A (b)	3,385	75,452
Cable One Inc	79	129,877
Comcast Corp, Class A	3,550	122,049
News Corp, Class A	5,695	51,113
ViacomCBS Inc, Class B	1,451	20,328
Walt Disney Co/The	654	63,176
		$461,995

Miscellaneous Manufacture — 2.55%
Eaton Corp PLC	924	71,785
Illinois Tool Works Inc	957	136,009
Parker-Hannifin Corp	415	53,838
		$261,632

Oil & Gas — 1.56%
Delek US Holdings Inc	2,060	32,466
Marathon Petroleum Corp	2,216	52,342
Phillips 66	1,416	75,968
		$160,776

Packaging & Containers — 1.67%
Packaging Corp of America	772	67,033
Westrock Co	3,693	104,364
		$171,397

Pharmaceuticals — 2.77%
AbbVie Inc	1,740	132,571

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
McKesson Corp	583	$78,857
Perrigo Co PLC	1,516	72,904
		$284,332

REITs — 0.39%
Apple Hospitality REIT Inc	4,420	40,531
Retail — 6.45%
Foot Locker Inc	1,223	26,967
Home Depot Inc/The	399	74,497
Kohl's Corp	2,026	29,559
Lowe's Cos Inc	1,307	112,467
Starbucks Corp	1,963	129,048
Tractor Supply Co	781	66,034
Walgreens Boots Alliance Inc	1,048	47,946
Williams-Sonoma Inc (a)	2,375	100,985
Yum China Holdings Inc	1,776	75,711
		$663,214

Savings & Loans — 0.84%
Investors Bancorp Inc	10,837	86,588
Semiconductors — 8.43%
Applied Materials Inc	3,585	164,265
Broadcom Inc	502	119,024
Entegris Inc	2,086	93,390
KLA Corp	638	91,706
Lam Research Corp	781	187,440
Skyworks Solutions Inc	904	80,800
Texas Instruments Inc	1,298	129,709
		$866,334

Shipbuilding — 1.16%
Huntington Ingalls Industries Inc	655	119,348
Software — 3.79%
CDK Global Inc	1,256	41,259
Citrix Systems Inc	703	99,510
j2 Global Inc (b)	868	64,970
MSCI Inc	400	115,584
Oracle Corp	1,422	68,725
		$390,048

Transportation — 1.81%
Landstar System Inc	1,291	123,755
Union Pacific Corp	440	62,058
		$185,813
TOTAL COMMON STOCKS		$10,244,979
INVESTMENT COMPANIES — 1.23%	Shares Held	Value
Money Market Funds — 1.23%
Principal Government Money Market Fund 0.53% (c),(d),(e)	106,659	$106,659
State Street Institutional U.S. Government Money Market Fund 0.32% (e)	19,626	19,626
TOTAL INVESTMENT COMPANIES		$126,285
Total Investments		$10,371,264
Other Assets and Liabilities — (0.89)%		(91,558)
Total Net Assets — 100.00%		$10,279,706

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-income producing security.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $106,659 or 1.04% of net assets.

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2020 (unaudited)

(d)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			30.85%
Industrial			17.94%
Technology			16.31%
Consumer, Cyclical			15.74%
Consumer, Non-cyclical			7.82%
Communications			6.15%
Basic Materials			3.16%
Energy			1.69%
Investment Companies			1.23%
Other Assets and Liabilities			(0.89)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$439,601	$332,942	$106,659
	$—		$439,601	$332,942	$106,659

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	— $	—
	$—	$	— $	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS — 96.56%	Amount	Value

Banks — 34.06%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$5,000,000	$5,050,000
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	500,000	525,000
Bank of New York Mellon Corp/The
(3-month USD LIBOR + 3.42%),
4.95%, 06/20/2020 (a),(b)	1,704,000	1,482,480
Citigroup Inc
4.70%, 01/30/2025 (a)	2,500,000	2,141,500
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	2,500,000	2,421,875
Citizens Financial Group Inc
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b)	2,500,000	2,175,000
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b),(c)	3,750,000	3,604,162
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	2,357,000	3,464,790
JPMorgan Chase & Co
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b),(c)	3,250,000	3,396,250
KeyCorp
(3-month USD LIBOR + 3.61%),
5.00%, 09/15/2026 (a),(b)	750,000	652,500
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(d)	2,865,000	3,146,343
Truist Financial Corp
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b),(c)	5,000,000	4,300,000
US Bancorp
(3-month USD LIBOR + 2.91%),
5.30%, 04/15/2027 (a),(b)	1,250,000	1,200,000
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	3,500,000	3,552,500
		$37,112,400

Diversified Financial Services — 0.96%
Charles Schwab Corp/The
(3-month USD LIBOR + 2.58%),
5.00%, 12/01/2027 (a),(b),(c)	1,250,000	1,050,000

Electric — 10.46%
Dominion Energy Inc
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b),(c)	4,250,000	3,803,750
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	5,000,000	4,200,000
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	3,750,000	3,399,413
		$11,403,163

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Hand/Machine Tools — 2.17%
Stanley Black & Decker Inc
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (b)	$2,500,000	$2,369,025

Insurance — 38.48%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	2,500,000	2,225,000
American International Group Inc
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (b)	2,500,000	2,188,000
Argentum Netherlands BV for Swiss Re Ltd
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (b)	5,000,000	4,990,300
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%, 12/14/2036 (a),(b),(d)	3,408,000	4,029,790
Cloverie PLC for Zurich Insurance Co Ltd
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (b)	5,000,000	5,212,600
M&G PLC
6.50%, 10/20/2048	2,200,000	2,260,500
Meiji Yasuda Life Insurance Co
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (b),(d)	2,500,000	2,575,000
MetLife Inc
9.25%, 04/08/2038 (d)	3,750,000	4,687,500
Progressive Corp/The
(3-month USD LIBOR + 2.54%),
5.38%, 03/15/2023 (a),(b)	852,000	721,235
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	3,750,000	3,523,875
QBE Insurance Group Ltd
(10-year Swap rate + 4.40%),
5.88%, 06/17/2046 (b)	2,200,000	2,101,007
Sumitomo Life Insurance Co
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (b),(d)	5,000,000	5,150,000
Voya Financial Inc
(5-year United States Treasury + 3.36%),
6.13%, 09/15/2023 (a),(b)	2,500,000	2,262,500
		$41,927,307

Pipelines — 7.98%
Enbridge Inc
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (b),(c)	3,750,000	2,775,000
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (b)	2,500,000	1,712,500
Transcanada Trust
(3-month USD LIBOR + 4.15%),
5.50%, 09/15/2079 (b)	5,500,000	4,207,500
		$8,695,000

Telecommunications — 2.45%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	2,500,000	2,671,448
TOTAL BONDS		$105,228,343

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2020 (unaudited)

INVESTMENT COMPANIES — 6.39%				Shares Held	Value

Money Market Funds — 6.39%
Principal Government Money Market Fund 0.53% (e),(f),(g)				4,960,553	$4,960,553
State Street Institutional U.S. Government Money Market Fund 0.32% (g)				2,002,181	2,002,181
TOTAL INVESTMENT COMPANIES					$6,962,734
Total Investments					$112,191,077
Other Assets and Liabilities — (2.95)%					(3,216,766)

TOTAL NET ASSETS — 100.00%					$108,974,311

(a)			Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)			Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan at the end of the period.
(d)			Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,588,633 or 17.98% of net assets.
(e)			Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $4,960,553 or 4.55% of net assets.
(f)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(g) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			73.50%
Utilities			10.46%
Energy			7.98%
Investment Companies			6.39%
Communications			2.45%
Industrial			2.17%
Other Assets and Liabilities			(2.95)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$15,225,840	$10,265,287	$4,960,553
	$—		$15,225,840	$10,265,287	$4,960,553

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.50%	Shares Held	Value

Airlines — 0.34%
United Airlines Holdings Inc (a)	358	$11,295

Apparel — 0.47%
Under Armour Inc, Class A (a)	1,679	15,464

Auto Manufacturers — 0.38%
Ford Motor Co	2,575	12,437

Banks — 0.44%
Popular Inc	417	14,595

Beverages — 0.88%
Keurig Dr Pepper Inc (b)	1,184	28,736

Biotechnology — 2.58%
Alexion Pharmaceuticals Inc (a)	205	18,407
Ionis Pharmaceuticals Inc (a)	561	26,524
Regeneron Pharmaceuticals Inc (a)	81	39,552
		$84,483

Chemicals — 2.32%
Ecolab Inc	194	30,231
Element Solutions Inc (a)	1,875	15,675
Ingevity Corp (a)	233	8,202
Mosaic Co/The	1,019	11,025
WR Grace & Co	303	10,787
		$75,920

Commercial Services — 0.76%
Euronet Worldwide Inc (a)	292	25,030

Computers — 0.94%
Zscaler Inc (a),(b)	506	30,795

Diversified Financial Services — 0.33%
Franklin Resources Inc	656	10,949

Electric — 15.44%
AES Corp	2,063	28,057
Ameren Corp	460	33,502
American Electric Power Co Inc	401	32,072
CMS Energy Corp	396	23,265
Duke Energy Corp	366	29,602
Entergy Corp	348	32,701
Eversource Energy	462	36,133
Exelon Corp	676	24,884
FirstEnergy Corp	808	32,377
Hawaiian Electric Industries Inc	830	35,731
NRG Energy Inc	775	21,126
OGE Energy Corp	778	23,908
Pinnacle West Capital Corp	344	26,072
Portland General Electric Co	662	31,736
Vistra Energy Corp	1,311	20,924
WEC Energy Group Inc	438	38,601
Xcel Energy Inc	587	35,396
		$506,087

Electronics — 1.86%
Garmin Ltd	384	28,785
Keysight Technologies Inc (a)	386	32,300
		$61,085

Entertainment — 0.71%
Liberty Media Corp-Liberty Braves, Series C (a)	1,218	23,215

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Environmental Control — 1.21%
Stericycle Inc (a)	818	$39,738
Food — 5.94%
Campbell Soup Co	596	27,511
Hershey Co/The	280	37,100
Hormel Foods Corp	712	33,208
Lamb Weston Holdings Inc	409	23,354
Lancaster Colony Corp	172	24,878
McCormick & Co Inc	215	30,360
Post Holdings Inc (a)	219	18,171
		$194,582

Gas — 2.05%
National Fuel Gas Co	161	6,003
New Jersey Resources Corp	427	14,505
ONE Gas Inc	377	31,525
UGI Corp	564	15,042
		$67,075

Healthcare — Products — 1.01%
Abbott Laboratories	418	32,984
Healthcare — Services — 2.88%
Acadia Healthcare Co Inc (a)	1,160	21,286
HCA Healthcare Inc	160	14,376
MEDNAX Inc (a)	897	10,441
Molina Healthcare Inc (a)	167	23,331
Tenet Healthcare Corp (a)	1,744	25,114
		$94,548

Household Products — 1.59%
Coty Inc, Class A	3,022	15,594
Procter & Gamble Co/The	332	36,520
		$52,114

Household Products/Wares — 2.45%
Church & Dwight Co Inc	456	29,266
Clorox Co/The	195	33,784
Spectrum Brands Holdings Inc	471	17,130
		$80,180

Housewares — 0.42%
Newell Brands Inc	1,043	13,851
Insurance — 1.58%
American National Insurance Co	219	18,041
Erie Indemnity Co, Class A	228	33,799
		$51,840

Internet — 2.86%
Etsy Inc (a)	639	24,563
Okta Inc (a)	474	57,951
TripAdvisor Inc	638	11,095
		$93,609

Leisure Time — 0.83%
Planet Fitness Inc, Class A (a)	557	27,126
Machinery — Diversified — 0.37%
Flowserve Corp	511	12,208
Media — 3.30%
Cable One Inc	37	60,828
Discovery Inc, Class A (a)	1,206	23,445

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
DISH Network Corp, Class A (a)	1,199	$23,968
		$108,241

Miscellaneous Manufacture — 0.99%
General Electric Co	4,101	32,562

Oil & Gas — 1.01%
Antero Resources Corp (a)	3,074	2,191
Apache Corp	738	3,085
EQT Corp	1,068	7,551
Noble Energy Inc	1,583	9,561
Range Resources Corp	3,227	7,358
Transocean Ltd (a),(b)	2,790	3,236
		$32,982

Oil & Gas Services — 0.34%
Schlumberger Ltd	823	11,102

Packaging & Containers — 1.30%
Ball Corp	659	42,611

Pharmaceuticals — 8.38%
Amneal Pharmaceuticals Inc (a),(b)	1,392	4,844
Cardinal Health Inc	442	21,189
CVS Health Corp	304	18,036
DexCom Inc (a)	254	68,395
Eli Lilly & Co	260	36,067
McKesson Corp	178	24,076
Merck & Co Inc	401	30,853
Mylan NV (a)	733	10,929
Perrigo Co PLC	784	37,703
Pfizer Inc	690	22,522
		$274,614

Pipelines — 0.82%
Kinder Morgan Inc	1,939	26,991

REITs — 14.04%
American Campus Communities Inc	476	13,209
American Tower Corp	185	40,284
Apartment Investment & Management Co, Class A	667	23,445
AvalonBay Communities Inc	165	24,283
Brixmor Property Group Inc	1,338	12,711
EPR Properties	434	10,512
Equity Residential	454	28,016
Healthpeak Properties Inc	1,074	25,615
Kimco Realty Corp	2,046	19,785
Life Storage Inc	212	20,045
Medical Properties Trust Inc	1,855	32,073
National Retail Properties Inc	619	19,926
Omega Healthcare Investors Inc	898	23,833
PS Business Parks Inc	219	29,679
Realty Income Corp	476	23,733
Simon Property Group Inc	116	6,364
UDR Inc	734	26,820
Ventas Inc	514	13,775
VEREIT Inc	4,193	20,504
Welltower Inc	439	20,097
WP Carey Inc	442	25,671
		$460,380

Retail — 10.07%
Advance Auto Parts Inc	189	17,638
AutoNation Inc (a)	543	15,237

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
AutoZone Inc (a)	36	$30,456
Casey's General Stores Inc	242	32,063
Chipotle Mexican Grill Inc (a)	70	45,808
Dollar General Corp	184	27,786
Foot Locker Inc	566	12,480
Genuine Parts Co	297	19,997
L Brands Inc	1,156	13,363
Macy's Inc	1,031	5,062
O'Reilly Automotive Inc (a)	87	26,191
Starbucks Corp	473	31,095
Tractor Supply Co	364	30,776
Yum! Brands Inc	326	22,341
		$330,293

Semiconductors — 0.62%
Xilinx Inc	262	20,420

Software — 4.83%
Coupa Software Inc (a)	480	67,070
Paycom Software Inc (a)	179	36,160
Twilio Inc, Class A (a)	340	30,427
Workday Inc, Class A (a)	190	24,742
		$158,399

Telecommunications — 2.34%
CenturyLink Inc	1,285	12,156
Ciena Corp (a)	898	35,749
Verizon Communications Inc	534	28,692
		$76,597

Toys, Games & Hobbies — 0.82%
Mattel Inc (a)	3,050	26,870
TOTAL COMMON STOCKS		$3,262,008
INVESTMENT COMPANIES — 2.41%	Shares Held	Value

Money Market Funds — 2.41%
Principal Government Money Market Fund 0.53% (c),(d),(e)	68,682	$68,682
State Street Institutional U.S. Government Money Market Fund 0.32% (e)	10,254	10,254
TOTAL INVESTMENT COMPANIES		$78,936
Total Investments		$3,340,944
Other Assets and Liabilities — (1.91)%		(62,571)

Total Net Assets — 100.00%		$3,278,373

(a) Non-income producing security.
(b) Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $68,682 or 2.10% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			26.46%
Utilities			17.48%
Financial			16.40%
Consumer, Cyclical			14.05%
Communications			8.49%
Technology			6.39%
Industrial			5.74%
Investment Companies			2.41%
Basic Materials			2.32%
Energy			2.17%
Other Assets and Liabilities			(1.91)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$879,443	$810,761	$68,682
	$—		$879,443	$810,761	$68,682

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2020 (unaudited)

	Principal
BONDS — 91.83%	Amount	Value

Aerospace & Defense — 1.82%
General Dynamics Corp
(3-month USD LIBOR + 0.38%),
2.11%, 05/11/2021 (a)	$230,000	$224,540

Asset-Backed Securities — 16.54%
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	290,320	291,275
CCG Receivables Trust 2018-1 A2
2.50%, 06/16/2025 (b)	103,209	102,991
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022 (b)	129,764	130,085
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023 (b)	90,941	90,375
Ford Credit Auto Owner Trust 2015-2
2.44%, 01/15/2027 (b)	400,000	396,279
Navient Private Education Loan Trust 2018-BA
1.06%, 12/15/2059 (b),(c)	25,629	25,596
SMB Private Education Loan Trust 2015-B
1.91%, 07/15/2027 (b),(c)	185,536	184,836
Verizon Owner Trust 2018-A A1A
3.23%, 04/20/2023	256,000	259,078
Volvo Financial Equipment Master Owner Trust 2018-A
1.23%, 07/17/2023 (b),(c)	325,000	321,249
Westlake Automobile Receivables Trust 2018-1A C
2.92%, 05/15/2023 (b)	247,057	244,321
		$2,046,085

Banks — 30.16%
Bank of America Corp
5.63%, 07/01/2020	250,000	251,568
BNP Paribas SA
2.38%, 05/21/2020	250,000	250,125
Citibank NA
(3-month USD LIBOR + 0.57%),
2.38%, 07/23/2021 (a)	250,000	245,710
Citigroup Inc
2.70%, 03/30/2021	200,000	200,832
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020	250,000	249,749
Fifth Third Bank
(3-month USD LIBOR + 0.25%),
2.02%, 10/30/2020 (a)	200,000	197,677
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.20%),
1.94%, 09/15/2020 (a)	250,000	249,819
HSBC Holdings PLC
(3-month USD LIBOR + 1.66%),
3.34%, 05/25/2021 (a)	250,000	247,791
ING Bank NV
(3-month USD LIBOR + 0.88%),
2.57%, 08/15/2021 (a),(b)	200,000	195,514
JPMorgan Chase & Co
2.30%, 08/15/2021	300,000	299,690
Morgan Stanley
1.61%, 01/20/2023 (c)	200,000	186,171
5.50%, 07/24/2020	200,000	201,889
PNC Financial Services Group Inc/The
4.38%, 08/11/2020	309,000	310,447
Truist Bank
(3-month USD LIBOR + 0.50%),
2.29%, 10/26/2021 (a)	200,000	194,584

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Wells Fargo & Co
2.60%, 07/22/2020	$250,000	$250,047
(3-month USD LIBOR + 0.88%),
2.68%, 07/22/2020 (a)	200,000	198,948
		$3,730,561

Biotechnology — 2.02%
Amgen Inc
2.13%, 05/01/2020	250,000	249,847

Diversified Financial Services — 4.11%
American Express Co
(3-month USD LIBOR + 0.53%),
2.22%, 05/17/2021 (a)	266,000	258,806
USAA Capital Corp
2.45%, 08/01/2020 (b)	250,000	249,578
		$508,384

Electric — 11.15%
Alabama Power Co
3.38%, 10/01/2020	250,000	245,389
Dominion Energy Inc
2.58%, 07/01/2020	350,000	349,580
LG&E & KU Energy LLC
3.75%, 11/15/2020	420,000	417,109
NextEra Energy Capital Holdings Inc
(3-month USD LIBOR + 0.48%),
2.23%, 05/04/2021 (a)	374,000	367,626
		$1,379,704

Food — 2.01%
Tyson Foods Inc
2.25%, 08/23/2021	250,000	248,852

Insurance — 8.04%
MassMutual Global Funding II
1.95%, 09/22/2020 (b)	250,000	249,286
2.00%, 04/15/2021 (b)	200,000	199,478
Metropolitan Life Global Funding I
2.05%, 06/12/2020 (b)	250,000	249,849
New York Life Global Funding
1.70%, 09/14/2021 (b)	290,000	295,524
		$994,137

Media — 1.99%
NBCUniversal Enterprise Inc
(3-month USD LIBOR + 0.40%),
1.83%, 04/01/2021 (a),(b)	250,000	246,670

Oil & Gas — 1.64%
BP Capital Markets America Inc
4.74%, 03/11/2021	200,000	202,887

Pharmaceuticals — 4.05%
AbbVie Inc
2.50%, 05/14/2020	250,000	250,017
CVS Health Corp
3.35%, 03/09/2021	250,000	251,366
		$501,383

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2020 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Retail — 3.18%
McDonald's Corp
(3-month USD LIBOR + 0.43%),
2.23%, 10/28/2021 (a)		$400,000	$393,593

Software — 2.40%
VMware Inc
2.30%, 08/21/2020		300,000	296,803

Telecommunications — 2.72%
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III
LLC
3.36%, 03/20/2023 (b)		337,500	335,812
TOTAL BONDS			$11,359,258
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —		Principal
3.34%		Amount	Value

Sovereign — 3.34%
U.S. Treasury Note
1.75%, 04/30/2022		$200,000	$206,359
2.75%, 09/15/2021		200,000	207,375

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$413,734
INVESTMENT COMPANIES — 4.40%		Shares Held	Value

Money Market Fund — 4.40%
State Street Institutional U.S. Government Money Market Fund 0.32% (d)		544,299	$544,299
TOTAL INVESTMENT COMPANIES			$544,299
Total Investments			$12,317,291
Other Assets and Liabilities — 0.43%			52,654

Total Net Assets — 100.00%			$12,369,945

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,517,443 or 28.44% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	42.31%
Asset-Backed Securities	16.54%
Utilities	11.15%
Consumer, Non-cyclical	8.08%
Communications	4.71%
Investment Companies	4.40%
Government	3.34%
Consumer, Cyclical	3.18%
Technology	2.40%
Industrial	1.82%
Energy	1.64%
Other Assets and Liabilities	0.43%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2020 (unaudited)

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$829,451	$829,451	$—
	$—		$829,451	$829,451	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.63%	Shares Held	Value

Advertising — 0.37%
Omnicom Group Inc	360	$19,764

Aerospace & Defense — 2.55%
Boeing Co/The	137	20,432
HEICO Corp	149	11,117
L3Harris Technologies Inc	335	60,340
Lockheed Martin Corp	48	16,270
Northrop Grumman Corp	50	15,128
Raytheon Technologies Corp	131	12,357
		$135,644

Agriculture — 0.56%
Philip Morris International Inc	407	29,695

Airlines — 0.26%
Delta Air Lines Inc	490	13,980

Apparel — 0.60%
NIKE Inc, Class B	388	32,103

Auto Manufacturers — 0.61%
Cummins Inc	115	15,562
PACCAR Inc	278	16,994
		$32,556

Banks — 4.95%
Bank of America Corp	2,175	46,175
Citigroup Inc	587	24,725
Fifth Third Bancorp	811	12,043
Huntington Bancshares Inc	1,556	12,775
JPMorgan Chase & Co	930	83,728
KeyCorp	1,244	12,900
PNC Financial Services Group Inc/The	158	15,124
Truist Financial Corp	416	12,829
US Bancorp	401	13,815
Wells Fargo & Co	1,039	29,819
		$263,933

Beverages — 2.21%
Brown-Forman Corp, Class B	340	18,874
Coca-Cola Co/The	1,008	44,604
PepsiCo Inc	452	54,285
		$117,763

Biotechnology — 0.58%
Amgen Inc	153	31,018

Chemicals — 0.60%
Air Products & Chemicals Inc	51	10,180
Celanese Corp	92	6,752
Ecolab Inc	57	8,882
LyondellBasell Industries NV, Class A	126	6,254
		$32,068

Commercial Services — 3.02%
Automatic Data Processing Inc	116	15,855
Cintas Corp	70	12,125
CoStar Group Inc (a)	32	18,791
FleetCor Technologies Inc (a)	65	12,125
Global Payments Inc	117	16,875
MarketAxess Holdings Inc	68	22,615
Moody's Corp	111	23,476
S&P Global Inc	91	22,300

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Verisk Analytics Inc	118	$16,447
		$160,609

Computers — 7.59%
Accenture PLC, Class A	228	37,223
Apple Inc	1,094	278,193
International Business Machines Corp	231	25,625
Seagate Technology PLC	1,297	63,294
		$404,335

Distribution/Wholesale — 0.79%
Copart Inc (a)	352	24,119
Fastenal Co	571	17,844
		$41,963

Diversified Financial Services — 5.38%
Ally Financial Inc	643	9,278
American Express Co	188	16,095
Ameriprise Financial Inc	151	15,474
Capital One Financial Corp	244	12,302
Discover Financial Services	274	9,774
Intercontinental Exchange Inc	241	19,461
Mastercard Inc, Class A	280	67,637
Nasdaq Inc	223	21,174
Synchrony Financial	651	10,475
T Rowe Price Group Inc	194	18,944
Visa Inc, Class A	534	86,038
		$286,652

Electric — 1.54%
American Electric Power Co Inc	160	12,797
Evergy Inc	226	12,441
Eversource Energy	176	13,765
NextEra Energy Inc	64	15,400
WEC Energy Group Inc	158	13,924
Xcel Energy Inc	231	13,929
		$82,256

Electrical Components & Equipment — 0.27%
AMETEK Inc	203	14,620

Electronics — 1.01%
Honeywell International Inc	261	34,919
Mettler-Toledo International Inc (a)	27	18,644
		$53,563

Food — 1.76%
General Mills Inc	387	20,422
Hershey Co/The	138	18,285
McCormick & Co Inc	136	19,205
Mondelez International Inc, Class A	386	19,331
Sysco Corp	364	16,609
		$93,852

Healthcare — Products — 4.84%
Abbott Laboratories	429	33,852
Baxter International Inc	300	24,357
Cooper Cos Inc/The	90	24,810
Edwards Lifesciences Corp (a)	122	23,012
IDEXX Laboratories Inc (a)	99	23,982
Medtronic PLC	327	29,489
ResMed Inc	198	29,164

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products (continued)
Stryker Corp	121	$20,145
Teleflex Inc	79	23,136
Thermo Fisher Scientific Inc	92	26,091
		$258,038

Healthcare — Services — 1.78%
Quest Diagnostics Inc	245	19,673
UnitedHealth Group Inc	231	57,607
Universal Health Services Inc, Class B	176	17,438
		$94,718

Home Builders — 0.53%
DR Horton Inc	405	13,770
Lennar Corp, Class A	382	14,592
		$28,362

Household Products — 2.02%
Colgate-Palmolive Co	290	19,245
Estee Lauder Cos Inc/The, Class A	107	17,049
Procter & Gamble Co/The	647	71,170
		$107,464

Household Products/Wares — 0.70%
Church & Dwight Co Inc	283	18,163
Kimberly-Clark Corp	150	19,180
		$37,343

Insurance — 2.67%
Arch Capital Group Ltd (a)	529	15,055
Berkshire Hathaway Inc, Class B (a)	533	97,448
Hartford Financial Services Group Inc/The	366	12,898
WR Berkley Corp	320	16,695
		$142,096

Internet — 11.32%
Alphabet Inc, Class A (a)	169	196,369
Amazon.com Inc (a)	100	194,972
Booking Holdings Inc (a)	15	20,180
CDW Corp	566	52,791
eBay Inc	743	22,335
Facebook Inc, Class A (a)	698	116,426
		$603,073

Machinery — Diversified — 0.60%
IDEX Corp	114	15,745
Roper Technologies Inc	52	16,214
		$31,959

Media — 1.83%
Comcast Corp, Class A	1,178	40,500
Fox Corp, Class A	897	21,196
Walt Disney Co/The	371	35,838
		$97,534

Miscellaneous Manufacture — 0.57%
Illinois Tool Works Inc	119	16,912
Parker-Hannifin Corp	103	13,362
		$30,274

Oil & Gas — 1.68%
Chevron Corp	382	27,680
Exxon Mobil Corp	918	34,856

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Marathon Petroleum Corp	378	$8,928
Occidental Petroleum Corp	517	5,987
Phillips 66	224	12,018
		$89,469

Oil & Gas Services — 0.20%
Baker Hughes Co	990	10,395

Pharmaceuticals — 4.68%
Bristol-Myers Squibb Co	529	29,487
Cardinal Health Inc	570	27,326
Johnson & Johnson	649	85,103
Merck & Co Inc	633	48,703
Pfizer Inc	1,020	33,293
Zoetis Inc	215	25,303
		$249,215

Pipelines — 0.42%
Kinder Morgan Inc	1,115	15,521
ONEOK Inc	312	6,804
		$22,325

Real Estate — 0.30%
CBRE Group Inc, Class A (a)	419	15,800

REITs — 1.10%
American Tower Corp	103	22,428
Extra Space Storage Inc	190	18,194
Public Storage	91	18,074
		$58,696

Retail — 6.99%
AutoZone Inc (a)	26	21,996
CarMax Inc (a),(b)	321	17,279
Chipotle Mexican Grill Inc (a)	34	22,250
Costco Wholesale Corp	115	32,790
Dollar General Corp	182	27,484
Home Depot Inc/The	322	60,121
McDonald's Corp	195	32,243
O'Reilly Automotive Inc (a)	71	21,374
Ross Stores Inc	257	22,351
Starbucks Corp	319	20,971
TJX Cos Inc/The	506	24,192
Walmart Inc	370	42,039
Yum China Holdings Inc	636	27,113
		$372,203

Semiconductors — 8.89%
Analog Devices Inc	627	56,211
Applied Materials Inc	1,398	64,056
Broadcom Inc	251	59,512
Intel Corp	1,150	62,238
KLA Corp	439	63,102
Lam Research Corp	302	72,480
QUALCOMM Inc	915	61,900
Texas Instruments Inc	341	34,076
		$473,575

Software — 10.66%
Adobe Inc (a)	73	23,232
Akamai Technologies Inc (a)	47	4,300
ANSYS Inc (a)	23	5,347
Cadence Design Systems Inc (a)	77	5,085

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Fiserv Inc (a)		180	$17,098
Intuit Inc		63	14,490
Microsoft Corp		2,056	324,252
MSCI Inc		105	30,341
Oracle Corp		568	27,451
Paychex Inc		225	14,157
Paycom Software Inc (a)		16	3,232
salesforce.com Inc (a)		119	17,134
Synopsys Inc (a)		39	5,023
Veeva Systems Inc, Class A (a)		457	71,461
VMware Inc, Class A (a)		45	5,449
			$568,052

Telecommunications — 2.93%
AT&T Inc		1,888	55,035
Cisco Systems Inc		1,101	43,281
Verizon Communications Inc		1,070	57,491
			$155,807

Water — 0.27%
American Water Works Co Inc		121	14,467
TOTAL COMMON STOCKS			$5,307,239
INVESTMENT COMPANIES — 0.53%		Shares Held	Value

Money Market Funds — 0.53%
Principal Government Money Market Fund 0.53% (c),(d),(e)		13,680	$13,680
State Street Institutional U.S. Government Money Market Fund 0.32% (e)		14,490	14,490
TOTAL INVESTMENT COMPANIES			$28,170
Total Investments			$5,335,409
Other Assets and Liabilities — (0.16)%			(8,389)

Total Net Assets — 100.00%			$5,327,020

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $13,680 or 0.26% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Technology	27.14%
Consumer, Non-cyclical	22.15%
Communications	16.45%
Financial	14.40%
Consumer, Cyclical	9.78%
Industrial	5.00%
Energy	2.29%
Utilities	1.82%
Basic Materials	0.60%
Investment Companies	0.53%
Other Assets and Liabilities	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$34,680	$21,000	$13,680
	$—		$34,680	$21,000	$13,680

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.61%	Shares Held	Value
Aerospace & Defense — 2.02%
Boeing Co/The	37,385	$5,575,599
Raytheon Technologies Corp	207,825	19,604,132
		$25,179,731

Agriculture — 1.10%
Philip Morris International Inc	187,520	13,681,459
Apparel — 2.01%
NIKE Inc, Class B	302,201	25,004,111
Banks — 4.56%
Bank of America Corp	488,175	10,363,955
Citigroup Inc	206,100	8,680,932
JPMorgan Chase & Co	241,105	21,706,683
Wells Fargo & Co	558,994	16,043,128
		$56,794,698

Beverages — 5.74%
Coca-Cola Co/The	777,206	34,391,365
PepsiCo Inc	308,549	37,056,735
		$71,448,100

Biotechnology — 1.20%
Amgen Inc	73,603	14,921,536
Commercial Services — 1.06%
PayPal Holdings Inc (a)	137,378	13,152,570
Computers — 8.61%
Accenture PLC, Class A	147,501	24,081,013
Apple Inc	241,888	61,509,700
International Business Machines Corp	195,109	21,643,441
		$107,234,154

Diversified Financial Services — 4.15%
Mastercard Inc, Class A	104,317	25,198,815
Visa Inc, Class A	164,686	26,534,208
		$51,733,023

Electronics — 1.80%
Honeywell International Inc	167,743	22,442,336
Healthcare — Products — 7.19%
Abbott Laboratories	339,155	26,762,721
Medtronic PLC	389,470	35,122,405
Thermo Fisher Scientific Inc	97,264	27,584,070
		$89,469,196

Healthcare — Services — 2.61%
UnitedHealth Group Inc	130,356	32,508,179
Household Products — 3.00%
Procter & Gamble Co/The	340,097	37,410,670
Insurance — 2.99%
Berkshire Hathaway Inc, Class B (a)	203,395	37,186,708
Internet — 7.40%
Alphabet Inc, Class A (a)	11,766	13,671,504
Amazon.com Inc (a)	16,318	31,815,531
Facebook Inc, Class A (a)	159,362	26,581,582
Netflix Inc (a)	53,619	20,133,934
		$92,202,551

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Media — 3.43%
Comcast Corp, Class A	629,557	$21,644,170
Walt Disney Co/The	217,784	21,037,934
		$42,682,104

Oil & Gas — 3.29%
Chevron Corp	356,916	25,862,133
Exxon Mobil Corp	399,221	15,158,422
		$41,020,555

Pharmaceuticals — 7.60%
Johnson & Johnson	326,946	42,872,429
Merck & Co Inc	337,044	25,932,165
Pfizer Inc	789,729	25,776,755
		$94,581,349

Retail — 8.88%
Costco Wholesale Corp	98,462	28,074,470
Home Depot Inc/The	122,091	22,795,610
McDonald's Corp	197,062	32,584,202
Walmart Inc	239,134	27,170,405
		$110,624,687

Semiconductors — 3.27%
Intel Corp	549,729	29,751,334
Texas Instruments Inc	110,026	10,994,898
		$40,746,232

Software — 12.01%
Adobe Inc (a)	102,544	32,633,603
Microsoft Corp	408,720	64,459,231
Oracle Corp	515,755	24,926,439
salesforce.com Inc (a)	190,743	27,463,177
		$149,482,450

Telecommunications — 5.69%
AT&T Inc	750,063	21,864,336
Cisco Systems Inc	287,770	11,312,239
Verizon Communications Inc	700,957	37,662,420
		$70,838,995
TOTAL COMMON STOCKS		$1,240,345,394
INVESTMENT COMPANIES — 0.29%	Shares Held	Value
Money Market Fund — 0.29%
State Street Institutional U.S. Government Money Market Fund 0.32% (b)	3,567,829	$3,567,829
TOTAL INVESTMENT COMPANIES		$3,567,829
Total Investments		$1,243,913,223
Other Assets and Liabilities — 0.10%		1,219,870
TOTAL NET ASSETS — 100.00%		$1,245,133,093

(a) Non-income producing security.
(b) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	29.49%
Technology	23.89%
Communications	16.52%
Financial	11.70%
Consumer, Cyclical	10.89%
Industrial	3.83%
Energy	3.29%
Investment Companies	0.29%
Other Assets and Liabilities	0.10%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.53%	Shares Held	Value

Advertising — 0.02%
Fluent Inc (a)	6,435	$7,529
National CineMedia Inc	13,376	43,606
		$51,135

Aerospace & Defense — 0.63%
Aerojet Rocketdyne Holdings Inc (a)	40,150	1,679,474

Agriculture — 0.10%
Turning Point Brands Inc	12,683	267,738

Airlines — 0.37%
Allegiant Travel Co	11,917	974,811

Apparel — 0.70%
Levi Strauss & Co, Class A (b)	46,089	572,886
Oxford Industries Inc	7,722	280,000
Steven Madden Ltd	22,615	525,346
Wolverine World Wide Inc	32,443	493,134
		$1,871,366

Auto Parts & Equipment — 0.64%
Dana Inc	60,345	471,295
Douglas Dynamics Inc	4,539	161,180
Goodyear Tire & Rubber Co/The	112,933	657,270
Methode Electronics Inc	12,173	321,732
Miller Industries Inc	3,011	85,151
XPEL Inc (a)	1,465	14,679
		$1,711,307

Banks — 8.87%
Allegiance Bancshares Inc	9,877	238,134
Associated Banc-Corp	111,267	1,423,105
Atlantic Capital Bancshares Inc (a)	12,597	149,526
Bancorp Inc/The (a)	15,508	94,134
Bank First Corp (b)	2,009	112,504
Bank of Hawaii Corp	24,577	1,357,633
Bank of Marin Bancorp	4,049	121,470
Banner Corp	17,300	571,592
Byline Bancorp Inc	10,360	107,433
Cadence BanCorp	101,760	666,528
Cathay General Bancorp	40,419	927,616
CBTX Inc	3,199	56,846
Central Pacific Financial Corp	17,676	281,048
City Holding Co	7,908	526,119
ConnectOne Bancorp Inc	12,120	162,893
Enterprise Financial Services Corp	10,640	296,962
FB Financial Corp	6,784	133,780
Financial Institutions Inc	3,659	66,374
First BanCorp	131,177	697,862
First Commonwealth Financial Corp	33,733	308,320
First Financial Corp	3,895	131,339
First Hawaiian Inc	81,367	1,344,997
First Merchants Corp	20,183	534,648
First of Long Island Corp/The	7,087	122,959
Flagstar Bancorp Inc	32,600	646,458
Great Southern Bancorp Inc	3,196	129,118
Hanmi Financial Corp	14,755	160,092
Hilltop Holdings Inc	64,059	968,572
Home BancShares Inc	55,603	666,680
Hope Bancorp Inc	47,697	392,069
Horizon Bancorp Inc	9,863	97,249
Independent Bank Group Inc	22,442	531,427
Lakeland Bancorp Inc	20,020	216,416
Lakeland Financial Corp	8,391	308,369

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Live Oak Bancshares Inc	9,257	$115,435
Mercantile Bank Corp	3,613	76,487
Midland States Bancorp Inc	8,135	142,281
NBT Bancorp Inc	12,446	403,126
Nicolet Bankshares Inc (a)	3,481	189,993
Origin Bancorp Inc	10,608	214,812
Peoples Bancorp Inc	5,824	129,002
Preferred Bank	6,685	226,087
S&T Bancorp Inc	14,217	388,408
Sandy Spring Bancorp Inc	15,113	342,158
ServisFirst Bancshares Inc	10,661	312,581
Simmons First National Corp, Class A	36,352	668,877
South State Corp	17,458	1,025,308
Southside Bancshares Inc	11,035	335,354
Stock Yards Bancorp Inc	5,545	160,417
TCF Financial Corp	69,163	1,567,234
TriCo Bancshares	8,852	263,967
Trustmark Corp	28,646	667,452
United Community Banks Inc	32,947	603,260
Univest Financial Corp	11,374	185,624
Veritex Holdings Inc	27,827	388,743
Washington Trust Bancorp Inc	3,444	125,913
WesBanco Inc	23,321	552,708
		$23,635,499

Beverages — 0.99%
Boston Beer Co Inc/The, Class A (a)	7,204	2,647,902

Biotechnology — 3.65%
ACADIA Pharmaceuticals Inc (a)	28,919	1,221,828
Acorda Therapeutics Inc (a)	43,077	40,174
ANI Pharmaceuticals Inc (a)	10,131	412,737
Arrowhead Pharmaceuticals Inc (a)	59,087	1,699,933
CEL-SCI Corp (a),(b)	16,337	188,529
Denali Therapeutics Inc (a),(b)	16,989	297,477
Epizyme Inc (a)	35,563	551,582
Innoviva Inc (a)	39,720	467,107
Myriad Genetics Inc (a)	22,149	316,952
NGM Biopharmaceuticals Inc (a),(b)	4,085	50,368
PDL BioPharma Inc (a)	104,375	294,338
Radius Health Inc (a),(b)	23,821	309,673
United Therapeutics Corp (a)	32,852	3,115,191
Veracyte Inc (a),(b)	31,211	758,739
		$9,724,628

Chemicals — 1.87%
Balchem Corp	7,447	735,168
Hawkins Inc	2,759	98,220
Innospec Inc	13,055	907,192
Koppers Holdings Inc (a)	4,452	55,071
Minerals Technologies Inc	13,409	486,210
PolyOne Corp	38,295	726,456
PQ Group Holdings Inc (a)	6,411	69,880
Sensient Technologies Corp	25,231	1,097,801
Stepan Co	9,097	804,721
		$4,980,719

Coal — 0.50%
Advanced Emissions Solutions Inc (b)	9,204	60,470
Arch Coal Inc, Class A	16,725	483,352
Warrior Met Coal Inc	73,364	779,126
		$1,322,948

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services — 3.44%
ABM Industries Inc	36,158	$880,809
Barrett Business Services Inc	3,926	155,627
BG Staffing Inc	3,774	28,230
BrightView Holdings Inc (a),(b)	6,416	70,961
Carriage Services Inc	2,172	35,078
Cass Information Systems Inc	2,845	100,030
Cimpress PLC (a),(b)	12,049	641,007
Collectors Universe Inc	2,190	34,317
CorVel Corp (a)	8,211	447,582
CRA International Inc	4,377	146,236
Deluxe Corp	29,052	753,318
EVERTEC Inc	26,545	603,368
Forrester Research Inc (a)	5,559	162,490
Hackett Group Inc/The	11,408	145,110
Heidrick & Struggles International Inc	8,947	201,307
HMS Holdings Corp (a)	40,073	1,012,645
ICF International Inc	13,330	915,771
K12 Inc (a)	8,677	163,648
Kforce Inc	9,471	242,173
Medifast Inc (b)	13,284	830,250
Monro Inc	10,975	480,815
National Research Corp	4,961	225,626
Rent-A-Center Inc	32,079	453,597
SP Plus Corp (a)	3,462	71,836
Vectrus Inc (a)	5,639	233,511
Viad Corp	6,402	135,914
		$9,171,256

Computers — 0.97%
ExlService Holdings Inc (a)	14,650	762,239
Insight Enterprises Inc (a)	22,127	932,211
MTS Systems Corp	12,125	272,813
TTEC Holdings Inc	7,628	280,100
Virtusa Corp (a)	12,345	350,598
		$2,597,961

Construction Materials — 1.98%
American Woodmark Corp (a)	6,270	285,724
Boise Cascade Co	18,392	437,362
Builders FirstSource Inc (a)	66,666	815,325
Gibraltar Industries Inc (a)	19,684	844,837
PGT Innovations Inc (a)	18,864	158,269
Simpson Manufacturing Co Inc	19,819	1,228,382
SPX Corp (a)	21,820	712,205
Universal Forest Products Inc	21,175	787,498
		$5,269,602

Distribution/Wholesale — 1.40%
Core-Mark Holding Co Inc	10,836	309,584
G-III Apparel Group Ltd (a)	16,639	128,120
KAR Auction Services Inc	106,926	1,283,112
Resideo Technologies Inc (a)	72,481	350,808
Systemax Inc	3,111	55,158
Triton International Ltd	30,155	780,110
WESCO International Inc (a)	36,043	823,583
		$3,730,475

Diversified Financial Services — 6.94%
Artisan Partners Asset Management Inc, Class A	37,842	813,225
B. Riley Financial Inc (b)	2,962	54,560
Cohen & Steers Inc	18,711	850,415
Diamond Hill Investment Group Inc	2,570	231,917

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Ellington Financial Inc	58,736	$335,383
Encore Capital Group Inc (a)	21,054	492,242
Evercore Inc, Class A	32,795	1,510,538
Federal Agricultural Mortgage Corp, Class C	3,938	219,071
Federated Hermes Inc	72,464	1,380,439
Greenhill & Co Inc	14,020	137,957
Hamilton Lane Inc, Class A	17,982	994,584
Hannon Armstrong Sustainable Infrastructure Capital Inc (b)	34,403	702,165
Houlihan Lokey Inc	35,323	1,841,035
Legg Mason Inc	66,935	3,269,775
Navient Corp	148,304	1,124,144
Tradeweb Markets Inc, Class A	46,101	1,938,086
Virtu Financial Inc, Class A	77,387	1,611,197
Waddell & Reed Financial Inc, Class A (b)	77,803	885,398
Westwood Holdings Group Inc	4,778	87,485
		$18,479,616

Electric — 0.79%
NorthWestern Corp	34,989	2,093,392

Electrical Components & Equipment — 0.33%
Belden Inc	16,501	595,356
Encore Wire Corp	6,740	283,013
		$878,369

Electronics — 2.59%
Advanced Energy Industries Inc (a)	16,391	794,800
Atkore International Group Inc (a)	20,832	438,930
Badger Meter Inc	13,334	714,702
Brady Corp, Class A	26,738	1,206,686
Comtech Telecommunications Corp	7,353	97,721
Fluidigm Corp (a)	44,519	113,078
OSI Systems Inc (a)	25,945	1,788,130
SMART Global Holdings Inc (a)	16,444	399,589
Watts Water Technologies Inc, Class A	15,884	1,344,581
		$6,898,217

Energy — Alternate Sources — 1.73%
Enphase Energy Inc (a)	118,375	3,822,329
TerraForm Power Inc, Class A	49,612	782,381
		$4,604,710

Engineering & Construction — 2.05%
Arcosa Inc	26,460	1,051,520
Comfort Systems USA Inc	16,933	618,901
Exponent Inc	27,568	1,982,415
Great Lakes Dredge & Dock Corp (a)	30,445	252,694
TopBuild Corp (a)	21,906	1,569,346
		$5,474,876

Entertainment — 0.14%
AMC Entertainment Holdings Inc, Class A (b)	63,062	199,276
Twin River Worldwide Holdings Inc	14,172	184,378
		$383,654

Food — 1.74%
B&G Foods Inc (b)	48,546	878,197
Chefs' Warehouse Inc/The (a)	7,832	78,868
J&J Snack Foods Corp	4,274	517,154
John B Sanfilippo & Son Inc	3,873	346,246
Simply Good Foods Co/The (a)	19,757	380,520
Sprouts Farmers Market Inc (a)	57,935	1,077,012
Tootsie Roll Industries Inc	6,816	245,092

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
TreeHouse Foods Inc (a)	24,926	$1,100,483
		$4,623,572

Food Service — 0.37%
Healthcare Services Group Inc	40,835	976,365

Forest Products & Paper — 0.58%
Domtar Corp	53,889	1,166,158
Schweitzer-Mauduit International Inc	13,247	368,531
		$1,534,689

Gas — 0.20%
Chesapeake Utilities Corp	6,215	532,688

Hand/Machine Tools — 0.90%
Franklin Electric Co Inc	13,630	642,382
Regal Beloit Corp	27,814	1,750,891
		$2,393,273

Healthcare — Products — 5.43%
Accuray Inc (a)	32,952	62,609
Alphatec Holdings Inc (a),(b)	20,869	71,998
Atrion Corp	2,032	1,320,800
Cardiovascular Systems Inc (a)	17,243	607,126
Conformis Inc (a),(b)	26,387	16,624
CONMED Corp	21,140	1,210,688
Inspire Medical Systems Inc (a)	19,580	1,180,282
Invacare Corp	6,358	47,240
iRhythm Technologies Inc (a)	16,557	1,346,912
Lantheus Holdings Inc (a)	15,033	191,821
LeMaitre Vascular Inc	8,013	199,684
Luminex Corp	15,535	427,679
Meridian Bioscience Inc	21,655	181,902
Natera Inc (a)	23,715	708,130
Natus Medical Inc (a)	13,452	311,145
Nevro Corp (a)	16,130	1,612,677
NuVasive Inc (a)	30,536	1,546,954
OPKO Health Inc (a),(b)	159,340	213,516
OrthoPediatrics Corp (a),(b)	4,851	192,294
Patterson Cos Inc	91,587	1,400,365
Quanterix Corp (a),(b)	9,969	183,130
Quidel Corp (a)	9,919	970,177
Utah Medical Products Inc	1,121	105,430
Varex Imaging Corp (a)	11,055	251,059
Zynex Inc (a)	9,627	106,571
		$14,466,813

Healthcare — Services — 3.49%
Acadia Healthcare Co Inc (a)	46,354	850,596
Addus HomeCare Corp (a)	11,446	773,750
Brookdale Senior Living Inc (a)	78,987	246,439
Capital Senior Living Corp (a)	7,217	4,186
Catasys Inc (a),(b)	5,649	86,034
Community Health Systems Inc (a),(b)	44,507	148,653
Ensign Group Inc/The	21,807	820,161
Invitae Corp (a),(b)	110,785	1,514,431
Joint Corp/The (a),(b)	10,747	116,605
MEDNAX Inc (a)	48,963	569,929
Medpace Holdings Inc (a)	18,833	1,381,966
National HealthCare Corp	4,097	293,878
Personalis Inc (a)	12,945	104,466
Select Medical Holdings Corp (a)	47,562	713,430
Surgery Partners Inc (a)	12,958	84,616

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Tenet Healthcare Corp (a)	54,141	$779,630
Triple-S Management Corp, Class B (a)	17,179	242,224
US Physical Therapy Inc	8,078	557,382
		$9,288,376

Home Builders — 1.59%
Century Communities Inc (a)	12,443	180,548
Installed Building Products Inc (a)	12,311	490,840
LGI Homes Inc (a)	8,621	389,238
M/I Homes Inc (a)	11,592	191,616
MDC Holdings Inc	20,338	471,842
Meritage Homes Corp (a)	17,165	626,694
Taylor Morrison Home Corp, Class A (a)	63,679	700,469
TRI Pointe Group Inc (a)	90,842	796,684
Winnebago Industries Inc	13,530	376,269
		$4,224,200

Household Products — 0.34%
Edgewell Personal Care Co (a)	26,284	632,919
Inter Parfums Inc	5,951	275,829
		$908,748

Household Products/Wares — 0.77%
ACCO Brands Corp	16,673	84,199
Spectrum Brands Holdings Inc	15,776	573,773
WD-40 Co	6,879	1,381,647
		$2,039,619

Insurance — 1.45%
AMERISAFE Inc	16,336	1,053,182
Hallmark Financial Services Inc (a)	7,630	30,825
James River Group Holdings Ltd	24,285	880,088
Kinsale Capital Group Inc	14,022	1,465,720
NMI Holdings Inc, Class A (a)	37,841	439,334
		$3,869,149

Internet — 1.81%
Cogent Communications Holdings Inc	27,329	2,240,158
Endurance International Group Holdings Inc (a)	29,031	56,030
GlobalSCAPE Inc	11,569	82,371
HealthStream Inc (a)	19,160	458,882
NIC Inc	18,982	436,586
Perficient Inc (a)	18,421	499,025
Revolve Group Inc (a)	22,218	191,964
Shutterstock Inc	16,184	520,478
TechTarget Inc (a)	5,099	105,090
Zix Corp (a)	51,833	223,400
		$4,813,984

Iron & Steel — 0.11%
Carpenter Technology Corp	15,270	297,765

Leisure Time — 0.37%
Acushnet Holdings Corp	9,194	236,470
Lindblad Expeditions Holdings Inc (a)	6,247	26,050
YETI Holdings Inc (a)	37,282	727,744
		$990,264

Lodging — 0.03%
Marcus Corp/The	6,859	84,503

Machinery — Diversified — 1.43%
Alamo Group Inc	4,499	399,421

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified (continued)
Albany International Corp, Class A	14,338	$678,617
Applied Industrial Technologies Inc	20,923	956,600
Cactus Inc, Class A	22,891	265,536
CSW Industrials Inc	9,640	625,154
Ichor Holdings Ltd (a)	13,992	268,087
Kadant Inc	4,662	348,018
Tennant Co	4,707	272,771
		$3,814,204

Media — 0.82%
AMC Networks Inc, Class A (a)	20,511	498,622
EW Scripps Co/The Class A	10,174	76,712
John Wiley & Sons Inc, Class A	10,505	393,833
Sinclair Broadcast Group Inc, Class A	36,887	593,143
TEGNA Inc	58,119	631,172
		$2,193,482

Metal Fabrication & Hardware — 1.47%
Advanced Drainage Systems Inc	37,378	1,100,408
AZZ Inc	12,309	346,129
Mueller Industries Inc	18,434	441,310
Timken Co/The	48,547	1,570,010
Tredegar Corp	7,399	115,647
TriMas Corp (a)	15,012	346,777
		$3,920,281

Mining — 0.29%
Kaiser Aluminum Corp	11,267	780,578

Miscellaneous Manufacture — 0.87%
ESCO Technologies Inc	13,295	1,009,223
Federal Signal Corp	27,035	737,515
Hillenbrand Inc	20,541	392,539
Standex International Corp	3,505	171,815
		$2,311,092

Office & Business Equipment — 0.08%
Pitney Bowes Inc	98,507	200,954

Office Furnishings — 0.44%
Herman Miller Inc	27,219	604,262
Interface Inc	11,197	84,649
Kimball International Inc, Class B	6,952	82,798
Knoll Inc	11,491	118,587
Steelcase Inc, Class A	27,901	275,383
		$1,165,679

Oil & Gas — 1.28%
Berry Corp	23,735	57,201
Bonanza Creek Energy Inc (a)	6,839	76,939
Callon Petroleum Co (a)	366,042	200,554
Comstock Resources Inc (a),(b)	13,209	71,196
Denbury Resources Inc (a),(b)	242,631	44,790
Evolution Petroleum Corp	6,752	17,623
Falcon Minerals Corp	10,571	22,728
Gulfport Energy Corp (a),(b)	130,251	57,923
Mammoth Energy Services Inc (b)	14,676	10,989
Murphy USA Inc (a)	14,938	1,260,170
Northern Oil and Gas Inc (a),(b)	157,838	104,662
Par Pacific Holdings Inc (a)	25,062	177,940
PDC Energy Inc (a)	48,565	301,589
SM Energy Co	79,009	96,391

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Southwestern Energy Co (a)	541,424	$915,006
		$3,415,701

Oil & Gas Services — 0.30%
Archrock Inc	38,738	145,655
Core Laboratories NV	23,734	245,410
ProPetro Holding Corp (a)	66,024	165,060
RPC Inc (b)	77,467	159,582
Solaris Oilfield Infrastructure Inc, Class A	16,637	87,344
		$803,051

Packaging & Containers — 0.87%
Matthews International Corp, Class A	3,497	84,592
O-I Glass Inc	90,484	643,341
Silgan Holdings Inc	54,585	1,584,057
		$2,311,990

Pharmaceuticals — 3.40%
Alector Inc (a),(b)	14,958	360,936
Amneal Pharmaceuticals Inc (a),(b)	56,318	195,987
Anika Therapeutics Inc (a)	6,678	193,061
Assertio Therapeutics Inc (a)	41,845	27,199
BioDelivery Sciences International Inc (a),(b)	41,214	156,201
BioSpecifics Technologies Corp (a)	4,296	243,025
Chimerix Inc (a)	15,615	22,486
Coherus Biosciences Inc (a)	36,355	589,678
CorMedix Inc (a),(b)	16,099	57,795
Eagle Pharmaceuticals Inc (a)	9,956	457,976
Endo International PLC (a)	112,488	416,206
Harrow Health Inc (a),(b)	9,599	36,668
Lannett Co Inc (a),(b)	27,366	190,194
Mallinckrodt PLC (a),(b)	186,303	368,880
Owens & Minor Inc	21,857	199,991
Pacira BioSciences Inc (a)	50,043	1,677,942
Premier Inc, Class A (a)	69,930	2,288,110
Prestige Consumer Healthcare Inc (a)	28,361	1,040,281
Syros Pharmaceuticals Inc (a)	5,135	30,451
USANA Health Sciences Inc (a)	8,924	515,450
		$9,068,517

Private Equity — 0.28%
Kennedy-Wilson Holdings Inc	43,546	584,387
Victory Capital Holdings Inc, Class A (b)	10,083	164,958
		$749,345

Real Estate — 1.12%
Alexander & Baldwin Inc (a)	28,953	324,853
Consolidated-Tomoka Land Co	3,082	139,707
Marcus & Millichap Inc (a)	17,083	462,949
McGrath RentCorp	9,938	520,552
Realogy Holdings Corp	113,359	341,211
RMR Group Inc/The, Class A	15,251	411,319
Safehold Inc (b)	12,400	784,052
		$2,984,643

REITs — 6.87%
Apollo Commercial Real Estate Finance Inc	136,994	1,016,495
Apple Hospitality REIT Inc	158,346	1,452,033
Arbor Realty Trust Inc (b)	137,801	675,225
Ares Commercial Real Estate Corp	31,139	217,662
CareTrust REIT Inc	111,665	1,651,525
Essential Properties Realty Trust Inc	114,502	1,495,396

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Exantas Capital Corp	29,522	$81,481
Four Corners Property Trust Inc	69,883	1,307,511
Gladstone Commercial Corp	22,490	322,956
Granite Point Mortgage Trust Inc	100,106	507,537
iStar Inc	109,192	1,158,527
KKR Real Estate Finance Trust Inc (b)	59,767	897,103
Ladder Capital Corp	104,314	494,448
Lexington Realty Trust	227,214	2,256,235
LTC Properties Inc	31,901	985,741
PennyMac Mortgage Investment Trust	118,072	1,253,925
Tanger Factory Outlet Centers Inc (b)	169,542	847,710
TPG RE Finance Trust Inc	67,553	370,866
Weingarten Realty Investors	90,069	1,299,696
		$18,292,072

Retail — 5.18%
America's Car-Mart Inc (a)	3,812	214,806
Asbury Automotive Group Inc (a)	5,758	318,014
BJ's Restaurants Inc	12,071	167,666
Bloomin' Brands Inc	54,034	385,803
BMC Stock Holdings Inc (a)	33,311	590,604
Boot Barn Holdings Inc (a)	16,012	207,035
Brinker International Inc	35,483	426,151
Cato Corp/The, Class A	4,055	43,267
Cheesecake Factory Inc/The (b)	27,200	464,576
Chico's FAS Inc	30,191	38,946
Dave & Buster's Entertainment Inc	40,043	523,762
Denny's Corp (a)	26,971	207,137
Dick's Sporting Goods Inc	62,064	1,319,481
GMS Inc (a)	26,935	423,688
Group 1 Automotive Inc	5,661	250,556
Haverty Furniture Cos Inc	4,258	50,628
Jack in the Box Inc	13,531	474,262
La-Z-Boy Inc	17,745	364,660
Lithia Motors Inc, Class A	7,214	590,033
Office Depot Inc	89,405	146,624
PC Connection Inc	2,544	104,838
PetIQ Inc (a)	23,276	540,701
PetMed Express Inc	17,460	502,499
RH (a)	15,331	1,540,306
Ruth's Hospitality Group Inc	12,341	82,438
Sally Beauty Holdings Inc (a),(b)	45,748	369,644
Shake Shack Inc, Class A (a)	20,570	776,312
Shoe Carnival Inc	5,428	112,740
Sonic Automotive Inc, Class A	6,900	91,632
Sportsman's Warehouse Holdings Inc (a)	7,288	44,894
Tailored Brands Inc (b)	42,688	74,277
Tilly's Inc, Class A	5,271	21,769
Wingstop Inc	17,089	1,361,993
World Fuel Services Corp	31,920	803,746
Zumiez Inc (a)	8,898	154,113
		$13,789,601

Savings & Loans — 1.43%
Berkshire Hills Bancorp Inc	20,175	299,800
First Defiance Financial Corp	6,536	96,341
Meridian Bancorp Inc	14,864	166,774
Northfield Bancorp Inc	17,112	191,483
Pacific Premier Bancorp Inc	34,538	650,696
Provident Financial Services Inc	28,337	364,414
Washington Federal Inc	56,547	1,467,960

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Savings & Loans (continued)
WSFS Financial Corp	23,480	$585,122
		$3,822,590

Semiconductors — 3.49%
Cabot Microelectronics Corp	14,794	1,688,587
Cirrus Logic Inc (a)	38,275	2,511,988
Diodes Inc (a)	33,344	1,354,933
FormFactor Inc (a)	21,483	431,594
Lattice Semiconductor Corp (a)	90,386	1,610,679
Power Integrations Inc	11,955	1,055,985
Ultra Clean Holdings Inc (a)	19,966	275,531
Xperi Corp	25,553	355,442
		$9,284,739

Software — 3.56%
American Software Inc, Class A	5,994	85,175
Appfolio Inc, Class A (a)	14,882	1,651,158
Bandwidth Inc, Class A (a)	18,929	1,273,732
Computer Programs & Systems Inc	8,810	196,023
Covetrus Inc (a),(b)	66,475	541,107
CSG Systems International Inc	23,625	988,706
Ebix Inc	18,542	281,468
Immersion Corp (a)	26,271	140,813
Intelligent Systems Corp (a),(b)	4,897	166,449
Model N Inc (a)	22,862	507,765
Pareteum Corp (a),(b)	303,418	125,008
Progress Software Corp	24,990	799,680
SailPoint Technologies Holding Inc (a)	88,915	1,353,286
Sciplay Corp, Class A (a)	17,372	165,468
Simulations Plus Inc	8,623	301,115
SPS Commerce Inc (a)	19,561	909,782
		$9,486,735

Telecommunications — 2.90%
Consolidated Communications Holdings Inc	64,162	291,937
GTT Communications Inc (a),(b)	32,327	257,000
InterDigital Inc	27,901	1,245,222
Shenandoah Telecommunications Co	16,485	811,886
Switch Inc, Class A	92,313	1,332,077
Telephone & Data Systems Inc	79,690	1,335,604
United States Cellular Corp (a)	15,011	439,672
Viavi Solutions Inc (a)	178,704	2,003,272
		$7,716,670

Textiles — 0.76%
UniFirst Corp	13,445	2,031,405

Transportation — 1.81%
ArcBest Corp	13,519	236,853
Forward Air Corp	15,017	760,611
Ryder System Inc	30,458	805,309
Saia Inc (a)	14,830	1,090,598
Universal Logistics Holdings Inc	3,428	44,907
Werner Enterprises Inc	52,072	1,888,131
		$4,826,409

Water — 1.00%
American States Water Co	18,958	1,549,627
California Water Service Group	20,509	1,032,013
York Water Co/The	1,701	73,925
		$2,655,565
TOTAL COMMON STOCKS		$265,118,966

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2020 (unaudited)

INVESTMENT COMPANIES — 4.01%				Shares Held	Value

Money Market Funds — 4.01%
Principal Government Money Market Fund 0.53% (c),(d),(e)				9,838,182	$9,838,182
State Street Institutional U.S. Government Money Market Fund 0.32% (e)				844,338	844,338
TOTAL INVESTMENT COMPANIES					$10,682,520
Total Investments					$275,801,486
Other Assets and Liabilities — (3.54)%					(9,437,528)

Total Net Assets — 100.00%					$266,363,958

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)			Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $9,838,182 or 3.69% of net assets.
(d)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			26.97%
Consumer, Non-cyclical			23.35%
Industrial			14.93%
Consumer, Cyclical			11.99%
Technology			8.10%
Communications			5.55%
Investment Companies			4.01%
Energy			3.81%
Basic Materials			2.85%
Utilities			1.98%
Other Assets and Liabilities			(3.54)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$54,189,854	$44,351,672	$9,838,182
	$—		$54,189,854	$44,351,672	$9,838,182

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS — 99.42%	Shares Held	Value

Advertising — 0.01%
National CineMedia Inc	144	$469

Aerospace & Defense — 1.43%
Aerojet Rocketdyne Holdings Inc (a)	301	12,591
Hexcel Corp	410	15,248
Howmet Aerospace Inc	1,923	30,883
Teledyne Technologies Inc (a)	149	44,293
		$103,015

Agriculture — 0.03%
Turning Point Brands Inc	116	2,449

Apparel — 1.52%
Carter's Inc	261	17,155
Columbia Sportswear Co	152	10,605
Deckers Outdoor Corp (a)	190	25,460
Hanesbrands Inc (b)	1,855	14,599
Levi Strauss & Co, Class A (b)	421	5,233
Skechers U.S.A. Inc, Class A (a)	694	16,476
Steven Madden Ltd	207	4,809
Under Armour Inc, Class A (a)	1,696	15,620
		$109,957

Auto Parts & Equipment — 0.64%
Allison Transmission Holdings Inc	669	21,816
BorgWarner Inc	694	16,913
Dana Inc	551	4,303
Methode Electronics Inc	93	2,458
Miller Industries Inc	23	651
XPEL Inc (a)	13	130
		$46,271

Banks — 4.69%
Associated Banc-Corp	759	9,708
Atlantic Capital Bancshares Inc (a)	88	1,045
BancorpSouth Bank	299	5,657
Bank of Hawaii Corp	168	9,280
Bank OZK	476	7,949
Byline Bancorp Inc	72	747
Cathay General Bancorp	273	6,265
CBTX Inc	22	391
CenterState Bank Corp	397	6,840
Central Pacific Financial Corp	123	1,956
Comerica Inc	760	22,298
East West Bancorp Inc	445	11,454
Enterprise Financial Services Corp	74	2,065
Financial Institutions Inc	25	454
First Citizens BancShares Inc, Class A	35	11,650
First Foundation Inc	80	818
First Hawaiian Inc	555	9,174
First Horizon National Corp	2,553	20,577
First Merchants Corp	141	3,735
First of Long Island Corp/The	49	850
Flagstar Bancorp Inc	220	4,363
Fulton Financial Corp	637	7,319
Glacier Bancorp Inc	256	8,705
Great Southern Bancorp Inc	22	889
Hanmi Financial Corp	103	1,118
Hilltop Holdings Inc	437	6,607
Home BancShares Inc	374	4,484
Hope Bancorp Inc	332	2,729
Horizon Bancorp Inc	69	680
IBERIABANK Corp	190	6,870

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Independent Bank Corp	73	$940
International Bancshares Corp	161	4,328
Mercantile Bank Corp	25	529
Midland States Bancorp Inc	57	997
MidWestOne Financial Group Inc	15	314
Nicolet Bankshares Inc (a)	24	1,310
Origin Bancorp Inc	74	1,498
PacWest Bancorp	526	9,426
Pinnacle Financial Partners Inc	279	10,474
Popular Inc	375	13,125
Preferred Bank	47	1,590
RBB Bancorp	29	398
S&T Bancorp Inc	99	2,705
ServisFirst Bancshares Inc	74	2,170
Signature Bank	346	27,815
South State Corp	118	6,930
Southside Bancshares Inc	77	2,340
Stock Yards Bancorp Inc	39	1,128
Synovus Financial Corp	785	13,785
TCF Financial Corp	725	16,428
TriCo Bancshares	62	1,849
United Bankshares Inc	282	6,509
United Community Banks Inc	230	4,211
Univest Financial Corp	79	1,289
Zions Bancorp NA	1,121	29,998
		$338,763

Beverages — 0.84%
Boston Beer Co Inc/The, Class A (a)	77	28,302
Molson Coors Beverage Co, Class B	823	32,105
		$60,407

Biotechnology — 1.18%
ACADIA Pharmaceuticals Inc (a)	257	10,858
Acorda Therapeutics Inc (a)	83	77
Adverum Biotechnologies Inc (a)	119	1,163
ANI Pharmaceuticals Inc (a)	20	815
Arrowhead Pharmaceuticals Inc (a)	176	5,064
Bio-Rad Laboratories Inc, Class A (a)	133	46,625
CEL-SCI Corp (a),(b)	84	969
Eidos Therapeutics Inc (a),(b)	29	1,421
Eiger BioPharmaceuticals Inc (a)	51	347
Karyopharm Therapeutics Inc (a)	120	2,305
PDL BioPharma Inc (a)	250	705
Translate Bio Inc (a),(b)	72	718
Ultragenyx Pharmaceutical Inc (a)	82	3,643
United Therapeutics Corp (a)	90	8,534
Veracyte Inc (a)	95	2,309
		$85,553

Chemicals — 2.44%
Axalta Coating Systems Ltd (a)	1,213	20,949
Balchem Corp	39	3,850
CF Industries Holdings Inc	976	26,547
FMC Corp	477	38,966
Hawkins Inc	15	534
Innospec Inc	67	4,656
Koppers Holdings Inc (a)	24	297
NewMarket Corp	53	20,292
PolyOne Corp	202	3,832
RPM International Inc	426	25,347
Sensient Technologies Corp	130	5,656
Stepan Co	46	4,069

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Valvoline Inc	655	$8,574
WR Grace & Co	361	12,852
		$176,421

Coal — 0.09%
Arch Coal Inc, Class A	88	2,543
Warrior Met Coal Inc	376	3,993
		$6,536

Commercial Services — 3.72%
Aaron's Inc	257	5,854
AMERCO	33	9,588
Barrett Business Services Inc	30	1,189
Booz Allen Hamilton Holding Corp	703	48,254
Bright Horizons Family Solutions Inc (a)	161	16,422
Carriage Services Inc	23	371
Cimpress PLC (a),(b)	89	4,735
Collectors Universe Inc	24	376
CorVel Corp (a)	75	4,088
Deluxe Corp	214	5,549
Euronet Worldwide Inc (a)	322	27,602
EVERTEC Inc	202	4,591
Forrester Research Inc (a)	68	1,988
FTI Consulting Inc (a)	158	18,924
Heidrick & Struggles International Inc	68	1,530
Huron Consulting Group Inc (a)	57	2,586
ICF International Inc	98	6,733
Kforce Inc	72	1,841
Macquarie Infrastructure Corp	456	11,514
ManpowerGroup Inc	327	17,328
Monro Inc	118	5,170
Morningstar Inc	63	7,324
National Research Corp	38	1,728
Resources Connection Inc	144	1,580
Robert Half International Inc	822	31,030
Sabre Corp	1,039	6,161
Service Corp International/US	508	19,868
SP Plus Corp (a)	37	768
Vectrus Inc (a)	69	2,857
Viad Corp	69	1,465
		$269,014

Computers — 3.68%
Agilysys Inc (a)	148	2,472
CACI International Inc, Class A (a)	216	45,608
Diebold Nixdorf Inc (a),(b)	513	1,806
EPAM Systems Inc (a)	274	50,871
ForeScout Technologies Inc (a)	372	11,752
Genpact Ltd	895	26,134
Insight Enterprises Inc (a)	264	11,122
Leidos Holdings Inc	582	53,340
MAXIMUS Inc	172	10,010
Perspecta Inc	767	13,990
Science Applications International Corp	488	36,419
TTEC Holdings Inc	58	2,130
		$265,654

Construction Materials — 2.43%
American Woodmark Corp (a)	57	2,598
Armstrong World Industries Inc	274	21,761
Boise Cascade Co	131	3,115
Builders FirstSource Inc (a)	497	6,078

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Eagle Materials Inc	282	$16,475
Fortune Brands Home & Security Inc	513	22,187
Louisiana-Pacific Corp	1,183	20,324
Masco Corp	1,197	41,380
Owens Corning	790	30,660
SPX Corp (a)	160	5,222
Universal Forest Products Inc	156	5,802
		$175,602

Distribution/Wholesale — 0.63%
Core-Mark Holding Co Inc	117	3,343
G-III Apparel Group Ltd (a)	152	1,170
KAR Auction Services Inc	1,310	15,720
LKQ Corp (a)	900	18,459
Systemax Inc	38	674
WESCO International Inc (a)	266	6,078
		$45,444

Diversified Financial Services — 4.68%
Affiliated Managers Group Inc	332	19,634
Alliance Data Systems Corp	392	13,191
Artisan Partners Asset Management Inc, Class A	254	5,458
B. Riley Financial Inc	23	424
Cboe Global Markets Inc	434	38,734
Cohen & Steers Inc	139	6,318
Credit Acceptance Corp (a)	67	17,131
Diamond Hill Investment Group Inc	16	1,444
Eaton Vance Corp	449	14,480
Ellington Financial Inc	409	2,335
Encore Capital Group Inc (a)	142	3,320
Evercore Inc, Class A	265	12,206
Federal Agricultural Mortgage Corp, Class C	27	1,502
Greenhill & Co Inc	98	964
Hamilton Lane Inc, Class A	121	6,693
Hannon Armstrong Sustainable Infrastructure Capital Inc	233	4,756
Houlihan Lokey Inc	242	12,613
Invesco Ltd	2,949	26,777
Lazard Ltd, Class A	451	10,626
Legg Mason Inc	476	23,253
LPL Financial Holdings Inc	412	22,425
Mr Cooper Group Inc (a)	248	1,818
OneMain Holdings Inc	272	5,201
Santander Consumer USA Holdings Inc	895	12,449
SEI Investments Co	426	19,741
Stifel Financial Corp	228	9,412
Waddell & Reed Financial Inc, Class A (b)	525	5,974
Western Union Co/The	2,154	39,052
Westwood Holdings Group Inc	33	604
		$338,535

Electric — 3.62%
AES Corp	3,061	41,630
Alliant Energy Corp	926	44,716
Black Hills Corp	400	25,612
Hawaiian Electric Industries Inc	416	17,909
IDACORP Inc	443	38,891
NorthWestern Corp	366	21,898
OGE Energy Corp	1,035	31,805
Pinnacle West Capital Corp	514	38,956
		$261,417

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electrical Components & Equipment — 0.82%
Acuity Brands Inc	209	$17,903
Belden Inc	126	4,546
Encore Wire Corp	51	2,141
Generac Holdings Inc (a)	376	35,032
		$59,622

Electronics — 3.22%
Allegion PLC	481	44,262
Atkore International Group Inc (a)	159	3,350
Avnet Inc	442	11,094
Badger Meter Inc	102	5,467
Brady Corp, Class A	198	8,936
Comtech Telecommunications Corp	91	1,209
FLIR Systems Inc	603	19,230
Gentex Corp	844	18,703
Hubbell Inc	200	22,948
Jabil Inc	538	13,224
OSI Systems Inc (a)	198	13,646
SYNNEX Corp	234	17,106
Trimble Inc (a)	663	21,103
Watts Water Technologies Inc, Class A	118	9,989
Woodward Inc	382	22,706
		$232,973

Energy — Alternate Sources — 0.53%
Enphase Energy Inc (a)	903	29,158
Green Plains Inc	182	882
TerraForm Power Inc, Class A	505	7,964
		$38,004

Engineering & Construction — 1.48%
AECOM (a)	685	20,447
Arcosa Inc	190	7,551
EMCOR Group Inc	299	18,335
Exponent Inc	217	15,604
frontdoor Inc (a)	146	5,078
Great Lakes Dredge & Dock Corp (a)	232	1,926
KBR Inc	749	15,489
MasTec Inc (a)	338	11,063
TopBuild Corp (a)	164	11,749
		$107,242

Entertainment — 0.07%
Cinemark Holdings Inc	470	4,789

Environmental Control — 0.51%
Clean Harbors Inc (a)	205	10,525
Tetra Tech Inc	368	25,988
		$36,513

Food — 1.48%
Chefs' Warehouse Inc/The (a)	84	846
Flowers Foods Inc	908	18,632
Ingredion Inc	333	25,142
John B Sanfilippo & Son Inc	35	3,129
Performance Food Group Co (a)	401	9,913
Pilgrim's Pride Corp (a)	460	8,335
Simply Good Foods Co/The (a)	213	4,102
Sprouts Farmers Market Inc (a)	605	11,247
TreeHouse Foods Inc (a)	221	9,757
US Foods Holding Corp (a)	914	16,187
		$107,290

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food Service — 0.44%
Aramark	1,146	$22,886
Healthcare Services Group Inc	361	8,631
		$31,517

Forest Products & Paper — 0.12%
Domtar Corp	279	6,038
PH Glatfelter Co	77	941
Schweitzer-Mauduit International Inc	70	1,947
		$8,926

Gas — 0.46%
ONE Gas Inc	209	17,477
Southwest Gas Holdings Inc (a)	222	15,442
		$32,919

Hand/Machine Tools — 0.95%
Franklin Electric Co Inc	104	4,902
Lincoln Electric Holdings Inc	293	20,217
MSA Safety Inc	101	10,221
Snap-on Inc	307	33,408
		$68,748

Healthcare — Products — 5.71%
Accuray Inc (a)	301	572
Alphatec Holdings Inc (a),(b)	191	659
Atrion Corp	19	12,350
Avantor Inc (a)	793	9,905
Bio-Techne Corp	87	16,497
Bruker Corp	552	19,795
Cardiovascular Systems Inc (a)	157	5,528
Conformis Inc (a),(b)	241	152
CONMED Corp	190	10,881
Hanger Inc (a)	114	1,776
Hill-Rom Holdings Inc	398	40,039
Inspire Medical Systems Inc (a)	175	10,549
Insulet Corp (a)	273	45,231
Invacare Corp	58	431
iRadimed Corp (a),(b)	20	427
Lantheus Holdings Inc (a)	137	1,748
LeMaitre Vascular Inc	73	1,819
Luminex Corp	93	2,560
Masimo Corp (a)	274	48,531
Meridian Bioscience Inc (a)	198	1,663
Natera Inc (a)	217	6,480
Natus Medical Inc (a)	123	2,845
Nevro Corp (a)	145	14,497
Novocure Ltd (a)	139	9,360
NuVasive Inc (a)	273	13,830
OPKO Health Inc (a),(b)	1,020	1,367
OrthoPediatrics Corp (a)	44	1,744
Patterson Cos Inc	858	13,119
Quanterix Corp (a),(b)	42	772
Repligen Corp (a)	461	44,505
Rockwell Medical Inc (a),(b)	115	236
Tandem Diabetes Care Inc (a)	541	34,813
Utah Medical Products Inc	10	940
West Pharmaceutical Services Inc	246	37,453
		$413,074

Healthcare — Services — 3.99%
Acadia Healthcare Co Inc (a)	411	7,542
Addus HomeCare Corp (a)	105	7,098

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Brookdale Senior Living Inc (a)	721	$2,250
Catalent Inc (a)	677	35,170
Catasys Inc (a),(b)	52	792
Charles River Laboratories International Inc (a)	108	13,631
Chemed Corp	121	52,417
Community Health Systems Inc (a),(b)	406	1,356
DaVita Inc (a)	875	66,553
Encompass Health Corp	504	32,271
Ensign Group Inc/The	199	7,484
Invitae Corp (a),(b)	192	2,625
Joint Corp/The (a),(b)	98	1,063
LHC Group Inc (a)	208	29,162
MEDNAX Inc (a)	447	5,203
Medpace Holdings Inc (a)	58	4,256
National HealthCare Corp	37	2,654
Syneos Health Inc (a)	129	5,085
Tenet Healthcare Corp (a)	483	6,955
US Physical Therapy Inc	74	5,106
		$288,673

Home Builders — 1.58%
Century Communities Inc (a)	114	1,654
Green Brick Partners Inc (a)	30	242
Installed Building Products Inc (a)	94	3,748
LGI Homes Inc (a)	79	3,567
M/I Homes Inc (a)	106	1,752
MDC Holdings Inc	186	4,315
Meritage Homes Corp (a)	152	5,550
NVR Inc (a)	13	33,398
PulteGroup Inc	1,366	30,489
Taylor Morrison Home Corp, Class A (a)	565	6,215
Toll Brothers Inc	851	16,382
TRI Pointe Group Inc (a)	807	7,077
		$114,389

Home Furnishings — 0.32%
Whirlpool Corp	273	23,423

Household Products/Wares — 0.59%
Avery Dennison Corp	290	29,542
Helen of Troy Ltd (a)	93	13,395
		$42,937

Housewares — 0.45%
Toro Co/The	503	32,740

Insurance — 5.16%
AMERISAFE Inc	119	7,672
Brown & Brown Inc	1,109	40,168
Crawford & Co, Class A	48	345
Equitable Holdings Inc	1,797	25,967
Essent Group Ltd	376	9,904
Fidelity National Financial Inc	1,124	27,965
First American Financial Corp	727	30,832
Globe Life Inc	409	29,436
Hanover Insurance Group Inc/The	377	34,149
James River Group Holdings Ltd	164	5,943
Kinsale Capital Group Inc	96	10,035
Primerica Inc	210	18,581
Radian Group Inc	958	12,406
RenaissanceRe Holdings Ltd	259	38,674
Safety Insurance Group Inc	42	3,546
Selective Insurance Group Inc	434	21,570

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Unum Group	1,242	$18,642
Voya Financial Inc	917	37,184
		$373,019

Internet — 0.44%
Cogent Communications Holdings Inc	105	8,607
GlobalSCAPE Inc	31	221
HealthStream Inc (a)	175	4,191
Match Group Inc (a),(b)	114	7,529
NIC Inc	154	3,542
Perficient Inc (a)	227	6,149
Shutterstock Inc	48	1,544
		$31,783

Investment Companies — 0.02%
Oaktree Specialty Lending Corp	390	1,264

Iron & Steel — 0.63%
Carpenter Technology Corp	81	1,579
Reliance Steel & Aluminum Co	274	24,000
Steel Dynamics Inc	895	20,173
		$45,752

Leisure Time — 0.44%
Acushnet Holdings Corp	84	2,160
Harley-Davidson Inc (b)	661	12,513
Polaris Inc	219	10,545
YETI Holdings Inc (a)	329	6,422
		$31,640

Lodging — 0.36%
Choice Hotels International Inc	180	11,025
Marcus Corp/The	74	912
Wyndham Hotels & Resorts Inc	440	13,864
		$25,801

Machinery — Diversified — 1.35%
AGCO Corp	316	14,931
Alamo Group Inc	34	3,019
Cactus Inc, Class A	169	1,960
CSW Industrials Inc	51	3,307
Graco Inc	396	19,297
Ichor Holdings Ltd (a)	172	3,295
Ingersoll Rand Inc (a)	882	21,874
Middleby Corp/The (a)	174	9,897
Nordson Corp	113	15,263
Tennant Co	36	2,086
Welbilt Inc (a)	574	2,945
		$97,874

Media — 2.57%
Altice USA Inc, Class A (a)	1,740	38,784
AMC Networks Inc, Class A (a)	221	5,372
Cable One Inc	31	50,964
DISH Network Corp, Class A (a)	1,013	20,250
Entravision Communications Corp, Class A	87	177
FactSet Research Systems Inc	181	47,183
Nexstar Media Group Inc, Class A	168	9,699
Sinclair Broadcast Group Inc, Class A	397	6,384
TEGNA Inc	607	6,592
		$185,405

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Metal Fabrication & Hardware — 0.24%
Advanced Drainage Systems Inc	278	$8,184
AZZ Inc	94	2,643
Mueller Industries Inc	140	3,352
Park-Ohio Holdings Corp	13	246
TriMas Corp (a)	114	2,634
		$17,059

Mining — 0.34%
Royal Gold Inc	280	24,559

Miscellaneous Manufacture — 1.52%
AptarGroup Inc	299	29,762
Carlisle Cos Inc	268	33,575
Donaldson Co Inc	276	10,662
Federal Signal Corp	199	5,429
Huntsman Corp	582	8,398
ITT Inc	310	14,062
John Bean Technologies Corp	104	7,724
		$109,612

Office & Business Equipment — 0.03%
Pitney Bowes Inc	1,212	2,473

Office Furnishings — 0.18%
Herman Miller Inc	249	5,528
HNI Corp	105	2,645
Interface Inc	102	771
Kimball International Inc, Class B	64	762
Knoll Inc	105	1,084
Steelcase Inc, Class A	255	2,517
		$13,307

Oil & Gas — 1.76%
Berry Corp	176	424
Bonanza Creek Energy Inc (a)	51	574
Cabot Oil & Gas Corp	2,841	48,837
Cimarex Energy Co	423	7,119
Comstock Resources Inc (a)	98	528
CVR Energy Inc	240	3,967
Devon Energy Corp	1,971	13,620
EQT Corp	1,475	10,428
Evolution Petroleum Corp	50	131
Falcon Minerals Corp	78	168
Gulfport Energy Corp (a),(b)	964	429
Matador Resources Co (a)	564	1,399
Murphy Oil Corp	629	3,856
Murphy USA Inc (a)	165	13,919
Noble Energy Inc	1,726	10,425
Northern Oil and Gas Inc (a),(b)	1,168	774
Par Pacific Holdings Inc (a)	185	1,313
PDC Energy Inc (a)	359	2,229
Southwestern Energy Co (a)	3,893	6,579
Whiting Petroleum Corp (a),(b)	1,163	780
		$127,499

Oil & Gas Services — 0.21%
Core Laboratories NV	176	1,820
National Oilwell Varco Inc	1,190	11,698
ProPetro Holding Corp (a)	489	1,222
Solaris Oilfield Infrastructure Inc, Class A	123	646
		$15,386

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Packaging & Containers — 1.97%
Crown Holdings Inc (a)	756	$43,878
Matthews International Corp, Class A	38	919
O-I Glass Inc	689	4,899
Packaging Corp of America	472	40,984
Sealed Air Corp	801	19,793
Silgan Holdings Inc	407	11,811
Sonoco Products Co	432	20,023
		$142,307

Pharmaceuticals — 2.83%
Alkermes PLC (a)	618	8,912
Amneal Pharmaceuticals Inc (a),(b)	514	1,789
Anika Therapeutics Inc (a)	61	1,763
Assertio Therapeutics Inc (a)	382	248
Axsome Therapeutics Inc (a)	59	3,471
BioDelivery Sciences International Inc (a),(b)	376	1,425
BioSpecifics Technologies Corp (a)	13	735
Chimerix Inc (a)	115	166
Coherus Biosciences Inc (a)	141	2,287
CorMedix Inc (a),(b)	147	528
Eagle Pharmaceuticals Inc (a)	91	4,186
Endo International PLC (a)	1,027	3,800
Harrow Health Inc (a)	88	336
Horizon Therapeutics PLC (a)	924	27,369
Jazz Pharmaceuticals PLC (a)	367	36,605
Lannett Co Inc (a),(b)	250	1,737
Mallinckrodt PLC (a),(b)	1,701	3,368
Mylan NV (a)	2,526	37,663
Option Care Health Inc (a),(b)	116	1,098
Owens & Minor Inc	200	1,830
Pacira BioSciences Inc (a)	450	15,088
Perrigo Co PLC	733	35,250
Premier Inc, Class A (a)	165	5,399
Prestige Consumer Healthcare Inc (a)	251	9,207
Syros Pharmaceuticals Inc (a)	53	314
		$204,574

Pipelines — 0.07%
Equitrans Midstream Corp (b)	1,057	5,317

Private Equity — 0.07%
Kennedy-Wilson Holdings Inc	303	4,066
Victory Capital Holdings Inc, Class A	70	1,145
		$5,211

Real Estate — 0.20%
Alexander & Baldwin Inc (a)	202	2,266
Consolidated-Tomoka Land Co	21	952
Marcus & Millichap Inc (a)	119	3,225
Realogy Holdings Corp	790	2,378
Safehold Inc (b)	86	5,438
		$14,259

REITs — 9.59%
Americold Realty Trust	1,346	45,818
Apartment Investment & Management Co, Class A	957	33,639
Apollo Commercial Real Estate Finance Inc	1,429	10,603
Apple Hospitality REIT Inc	1,326	12,159
Arbor Realty Trust Inc (b)	942	4,616
Ares Commercial Real Estate Corp	217	1,517
Blackstone Mortgage Trust Inc, Class A (b)	1,393	25,938
Brixmor Property Group Inc	2,460	23,370
CorEnergy Infrastructure Trust Inc (b)	102	1,875

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
CubeSmart	1,433	$38,390
EPR Properties	500	12,110
Essential Properties Realty Trust Inc	981	12,812
Exantas Capital Corp	206	569
Gaming and Leisure Properties Inc	1,305	36,161
Gladstone Commercial Corp	157	2,254
Granite Point Mortgage Trust Inc	684	3,468
iStar Inc	745	7,904
Kimco Realty Corp	2,391	23,121
KKR Real Estate Finance Trust Inc (b)	404	6,064
Ladder Capital Corp	713	3,380
Lamar Advertising Co, Class A	311	15,948
Lexington Realty Trust	1,632	16,206
Life Storage Inc	414	39,144
LTC Properties Inc	217	6,705
Medical Properties Trust Inc	2,552	44,124
Omega Healthcare Investors Inc	1,194	31,689
PennyMac Mortgage Investment Trust	1,627	17,279
Piedmont Office Realty Trust Inc, Class A	660	11,656
PS Business Parks Inc	99	13,416
QTS Realty Trust Inc, Class A	303	17,577
Regency Centers Corp	719	27,631
Sabra Health Care REIT Inc	1,078	11,772
Spirit Realty Capital Inc	1,043	27,274
Starwood Property Trust Inc	2,062	21,135
STORE Capital Corp	1,334	24,172
Tanger Factory Outlet Centers Inc	1,562	7,810
TPG RE Finance Trust Inc	457	2,509
VICI Properties Inc (b)	2,204	36,675
Weingarten Realty Investors	1,012	14,603
		$693,093

Retail — 5.09%
Asbury Automotive Group Inc (a)	62	3,424
AutoNation Inc (a)	265	7,436
Bed Bath & Beyond Inc (b)	1,359	5,721
Big Lots Inc	364	5,176
BMC Stock Holdings Inc (a)	254	4,503
Boot Barn Holdings Inc (a)	173	2,237
Buckle Inc/The (b)	141	1,933
Casey's General Stores Inc	228	30,208
Cheesecake Factory Inc/The (b)	293	5,004
Cracker Barrel Old Country Store Inc (b)	245	20,389
Dave & Buster's Entertainment Inc	422	5,520
Denny's Corp (a)	291	2,235
Dick's Sporting Goods Inc	684	14,542
Dillard's Inc, Class A (b)	94	3,473
Dunkin' Brands Group Inc	410	21,771
FirstCash Inc	244	17,505
Floor & Decor Holdings Inc, Class A (a)	213	6,835
Foot Locker Inc	830	18,301
GMS Inc (a)	205	3,225
Group 1 Automotive Inc	61	2,700
Haverty Furniture Cos Inc	46	547
Jack in the Box Inc	146	5,117
L Brands Inc	1,618	18,704
Lithia Motors Inc, Class A	78	6,380
Macy's Inc	3,223	15,825
Nordstrom Inc (b)	957	14,680
Office Depot Inc	963	1,579
PC Connection Inc	31	1,278
Penske Automotive Group Inc	129	3,612
Qurate Retail Inc, Series A (a)	1,160	7,082

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
RH (a)	278	$27,931
Shoe Carnival Inc	58	1,205
Signet Jewelers Ltd	358	2,309
Sonic Automotive Inc, Class A	74	983
Tailored Brands Inc (b)	460	800
Texas Roadhouse Inc	453	18,709
Wendy's Co/The	1,186	17,648
Williams-Sonoma Inc (b)	454	19,304
Wingstop Inc	179	14,266
World Fuel Services Corp	235	5,917
Zumiez Inc (a)	96	1,663
		$367,677

Savings & Loans — 0.34%
First Defiance Financial Corp	46	678
Meridian Bancorp Inc	104	1,167
Northfield Bancorp Inc	119	1,332
Pacific Premier Bancorp Inc	241	4,540
Provident Financial Services Inc	197	2,533
Washington Federal Inc	387	10,047
WSFS Financial Corp	164	4,087
		$24,384

Semiconductors — 3.72%
Cabot Microelectronics Corp	187	21,344
Diodes Inc (a)	420	17,067
Entegris Inc	1,061	47,501
FormFactor Inc (a)	264	5,304
Lattice Semiconductor Corp (a)	1,137	20,261
MKS Instruments Inc	328	26,716
Monolithic Power Systems Inc	268	44,879
Power Integrations Inc	143	12,631
Silicon Laboratories Inc (a)	255	21,779
Teradyne Inc	863	46,749
Xperi Corp	315	4,382
		$268,613

Software — 2.50%
ACI Worldwide Inc (a)	268	6,472
Alteryx Inc, Class A (a)	120	11,420
American Software Inc, Class A	55	782
Bandwidth Inc, Class A (a)	49	3,297
Black Knight Inc (a)	322	18,695
Blackbaud Inc	93	5,166
CDK Global Inc	317	10,414
Ceridian HCM Holding Inc (a)	131	6,559
Computer Programs & Systems Inc	33	734
Covetrus Inc (a)	267	2,173
CSG Systems International Inc	82	3,432
Digital Turbine Inc (a)	451	1,944
Ebix Inc	51	774
Immersion Corp (a)	86	461
j2 Global Inc	127	9,506
Manhattan Associates Inc (a)	129	6,427
MicroStrategy Inc, Class A (a)	19	2,244
MongoDB Inc (a),(b)	87	11,879
Pareteum Corp (a),(b)	6,826	2,812
Progress Software Corp	111	3,552
PROS Holdings Inc (a)	58	1,800
Sciplay Corp, Class A (a)	61	581
Simulations Plus Inc	36	1,257
SPS Commerce Inc (a)	88	4,093
Tyler Technologies Inc (a)	191	56,643

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
March 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Software (continued)
Verint Systems Inc (a)	176	$7,568
		$180,685

Telecommunications — 2.49%
Consolidated Communications Holdings Inc	1,443	6,566
GTT Communications Inc (a),(b)	727	5,780
Juniper Networks Inc	2,018	38,625
Shenandoah Telecommunications Co	374	18,419
Switch Inc, Class A	150	2,164
Ubiquiti Inc (b)	423	59,888
ViaSat Inc (a)	663	23,815
Viavi Solutions Inc (a)	2,233	25,032
		$180,289

Textiles — 0.23%
UniFirst Corp	110	16,620
Transportation — 0.50%
ArcBest Corp	103	1,805
Forward Air Corp	110	5,571
Ryder System Inc	227	6,002
Saia Inc (a)	110	8,089
Universal Logistics Holdings Inc	26	341
Werner Enterprises Inc	389	14,105
		$35,913

Water — 0.22%
American States Water Co	189	15,449
York Water Co/The	17	739
		$16,188
TOTAL COMMON STOCKS		$7,186,849
INVESTMENT COMPANIES — 3.80%	Shares Held	Value
Money Market Funds — 3.80%
Principal Government Money Market Fund 0.53% (c),(d),(e)	246,040	$246,040
State Street Institutional U.S. Government Money Market Fund 0.32% (e)	29,159	29,159
TOTAL INVESTMENT COMPANIES		$275,199
Total Investments		$7,462,048
Other Assets and Liabilities — (3.22)%		(233,068)
Total Net Assets — 100.00%		$7,228,980

(a) Non-income producing security.
(b) Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $246,040 or 3.40% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
	March 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Financial			24.74%
Consumer, Non-cyclical			20.39%
Industrial			16.30%
Consumer, Cyclical			11.95%
Technology			9.92%
Communications			5.50%
Utilities			4.30%
Investment Companies			3.80%
Basic Materials			3.65%
Energy			2.67%
Other Assets and Liabilities			(3.22)%
TOTAL NET ASSETS			100.00%

	June 30, 2019		Purchases	Sales	March 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 0.53%	$—		$1,020,749	$774,709	$246,040
	$—		$1,020,749	$774,709	$246,040

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 0.53%	$—	$	— $	— $	—
	$—	$	— $	— $	—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2020 (unaudited)

1. Security Valuation

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC, ("the Advisor") under procedures established and periodically reviewed by the Trust's Board of Trustees. The Funds invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund's NAV.

The value of foreign securities used in computing the net asset value ("NAV") per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund's NAV are reflected in the Fund’s NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value including, but not limited to, price movements in American Depository Receipts ("ADRs"), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by Authorized Participants ("APs").

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following techniques: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available upon selling a security or transferring a liability in a timely transaction.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2020 (unaudited) (continued)

2. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage-backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees. The Advisor has established a valuation committee ("Valuation Committee") of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Trust’s Board of Trustees. A pricing group (the "Pricing Group") who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

	Notes to Financial Statements
	Principal Exchange-Traded Funds
March 31, 2020 (unaudited) (continued)

2. Fair Valuation (continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities.
Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.
In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specific tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Funds' securities carried at value:

				Level 2 — Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Active Global Dividend Income ETF
Common Stocks*		$598,246,033	$	— $		— $	598,246,033
Investment Companies		11,197,697		—		—	11,197,697
Total investments in securities		$609,443,730	$	— $		— $	609,443,730

Principal Active Income ETF
Common Stocks*		$47,805,997	$	— $		— $	47,805,997
Preferred Stocks*		18,521,560		—		—	18,521,560
Bonds*		—		171,410,858		—	171,410,858
Investment Companies		34,824,156		—		—	34,824,156
Total investments in securities		$101,151,713		$171,410,858	$	— $	272,562,571

Principal Contrarian Value Index ETF
Common Stocks*		$2,856,732	$	— $		— $	2,856,732
Investment Companies		53,399		—		—	53,399
Total investments in securities		$2,910,131	$	— $		— $	2,910,131

Principal Healthcare Innovators Index ETF
Common Stocks*		$48,745,768	$	— $		— $	48,745,768
Investment Companies		5,655,597		—		—	5,655,597
Total investments in securities		$54,401,365	$	— $		— $	54,401,365

Principal International Multi-Factor Core Index ETF
Common Stocks*		$14,332,862	$	— $		— $	14,332,862
Preferred Stocks*		107,610		—		—	107,610
Investment Companies		620,840		—		—	620,840
Total investments in securities		$15,061,312	$	— $		— $	15,061,312

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		98,395,380	$	— $	98,395,380
Investment Companies		5,096,215		—		—	5,096,215
Total investments in securities		$5,096,215		$98,395,380	$	— $	103,491,595
Assets
Futures
Interest Rate Contracts		$36,289	$	— $		— $	36,289

	Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2020 (unaudited) (continued)

2. Fair Valuation (continued)
				Level 2 — Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Millennials Index ETF
Common Stocks*		$18,981,413	$	— $		— $	18,981,413
Investment Companies		676,034		—		—	676,034
Total investments in securities		$19,657,447	$	— $		— $	19,657,447
Principal Price Setters Index ETF
Common Stocks*		$14,875,647	$	— $		— $	14,875,647
Investment Companies		124,889		—		—	124,889
Total investments in securities		$15,000,536	$	— $		— $	15,000,536
Principal Shareholder Yield Index ETF
Common Stocks*		$10,244,979	$	— $		— $	10,244,979
Investment Companies		126,285		—		—	126,285
Total investments in securities		$10,371,264	$	— $		— $	10,371,264
Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		105,228,343	$	— $	105,228,343
Investment Companies		6,962,734		—		—	6,962,734
Total investments in securities		$6,962,734		$105,228,343	$	— $	112,191,077
Principal Sustainable Momentum Index ETF
Common Stocks*		$3,262,008	$	— $		— $	3,262,008
Investment Companies		78,936		—		—	78,936
Total investments in securities		$3,340,944	$	— $		— $	3,340,944
Principal Ultra-Short Active Income ETF
Bonds*	$	— $		11,359,258	$	— $	11,359,258
U.S. Government & Government
Agency Obligations		—		413,734		—	413,734
Investment Companies		544,299		—		—	544,299
Total investments in securities		$544,299		$11,772,992	$	— $	12,317,291
Principal U.S. Large-Cap Multi-Factor Core Index ETF
Common Stocks*		$5,307,239	$	— $		— $	5,307,239
Investment Companies		28,170		—		—	28,170
Total investments in securities		$5,335,409	$	— $		— $	5,335,409
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,240,345,394		$	— $		— $	1,240,345,394
Investment Companies		3,567,829		—		—	3,567,829
Total investments in securities	$1,243,913,223		$	— $		— $	1,243,913,223
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*		$265,118,966	$	— $		— $	265,118,966
Investment Companies		10,682,520		—		—	10,682,520
Total investments in securities		$275,801,486	$	— $		— $	275,801,486
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Common Stocks*		$7,186,849	$	— $		— $	7,186,849
Investment Companies		275,199		—		—	275,199
Total investments in securities		$7,462,048	$	— $		— $	7,462,048

* For additional detail regarding sector classifications, please see the Schedules of Investments.

Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2020 (unaudited) (continued)

2. Fair Valuation (continued)

The Fund’s Schedules of Investments for the period ended March 31, 2020 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.